SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 87.3%	Shares	Value
Consumer Discretionary - 3.3%
Consumer Durables & Apparel - 0.3%
Gildan Activewear, Inc. (Canada)	27,203	$347,110

Consumer Services - 2.5%
Jack in the Box, Inc.	43,394	1,520,960
Papa John's International, Inc.	26,676	1,423,698
Red Lion Hotels Corp. (a)	140,937	205,768
		3,150,426
Retailing - 0.5%
Quotient Technology, Inc. (a)	91,951	597,682

Consumer Staples - 8.4%
Food, Beverage & Tobacco - 8.4%
Hain Celestial Group, Inc. (The) (a)	295,264	7,668,006
TreeHouse Foods, Inc. (a)	62,542	2,761,229
		10,429,235
Energy - 2.3%
Energy - 2.3%
Helmerich & Payne, Inc.	42,576	666,314
NexTier Oilfield Solutions, Inc. (a)	299,199	350,063
Parsley Energy, Inc. - Class A	77,182	442,253
PDC Energy, Inc. (a)	84,383	524,018
WPX Energy, Inc. (a)	292,555	892,293
		2,874,941
Financials - 13.6%
Banks - 13.6%
Community Bank System, Inc.	27,850	1,637,580
Enterprise Financial Services Corp.	44,351	1,237,837
First Busey Corp.	58,774	1,005,623
IBERIABANK Corp.	24,940	901,830
Investors Bancorp, Inc.	148,343	1,185,261
Lakeland Financial Corp.	40,107	1,473,932
National Bank Holdings Corp. - Class A	76,569	1,829,999
Renasant Corp.	63,404	1,384,743
Seacoast Banking Corp. of Florida (a)	82,890	1,517,716

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 87.3% (Continued)	Shares	Value
Financials - 13.6% (Continued)
Banks - 13.6% (Continued)
Umpqua Holdings Corp.	177,790	$1,937,911
United Community Banks, Inc.	70,469	1,290,287
WesBanco, Inc.	59,641	1,413,492
		16,816,211
Health Care - 10.2%
Healthcare Equipment & Services - 9.8%
AngioDynamics, Inc. (a)	54,963	573,264
Chembio Diagnostics, Inc. (a)	93,424	478,331
ICU Medical, Inc. (a)	7,647	1,542,935
Magellan Health, Inc. (a)	51,009	2,454,043
MEDNAX, Inc. (a)	146,701	1,707,600
Orthofix Medical, Inc. (a)	194,008	5,434,164
		12,190,337
Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
Alkermes PLC (Ireland) (a)	30,881	445,304

Industrials - 14.3%
Capital Goods - 13.9%
AAR Corp.	49,205	873,881
Astec Industries, Inc.	55,584	1,943,772
AZZ, Inc.	57,215	1,608,886
CIRCOR International, Inc. (a)	39,489	459,257
Columbus McKinnon Corp.	48,033	1,200,825
EnerSys	27,003	1,337,189
Manitowoc Co., Inc. (The) (a)	42,064	357,544
Quanex Building Products Corp.	66,066	665,945
Regal Beloit Corp.	92,959	5,851,769
SPX Corp. (a)	58,645	1,914,173
Sterling Construction Co., Inc. (a)	110,356	1,048,382
		17,261,623
Commercial & Professional Services - 0.4%
Huron Consulting Group, Inc. (a)	10,918	495,240

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 87.3% (Continued)	Shares	Value
Information Technology - 18.0%
Software & Services - 9.4%
Box, Inc. - Class A (a)	72,501	$1,017,914
CommVault Systems, Inc. (a)	28,868	1,168,577
Conduent, Inc. (a)	411,849	1,009,030
CSG Systems International, Inc.	14,506	607,076
FireEye, Inc. (a)	308,996	3,269,178
Progress Software Corp.	143,052	4,577,664
		11,649,439
Technology Hardware & Equipment - 8.6%
Belden, Inc.	28,908	1,043,001
FARO Technologies, Inc. (a)	77,284	3,439,138
FLIR Systems, Inc.	23,776	758,217
NCR Corp. (a)	265,158	4,693,296
Sierra Wireless, Inc. (Canada) (a)	125,015	710,085
		10,643,737
Materials - 6.1%
Materials - 6.1%
Coeur Mining, Inc. (a)	71,162	228,430
Compass Minerals International, Inc.	47,427	1,824,517
Ferro Corp. (a)	125,301	1,172,817
P.H. Glatfelter Co.	177,101	2,164,174
Schnitzer Steel Industries, Inc. - Class A	41,154	536,648
Silgan Holdings, Inc.	58,731	1,704,374
		7,630,960
Real Estate - 8.5%
Real Estate - 8.5%
Columbia Property Trust, Inc.	91,258	1,140,725
Cousins Properties, Inc.	21,743	636,418
Empire State Realty Trust, Inc. - Class A	107,890	966,694
Equity Commonwealth	192,366	6,099,926
Pebblebrook Hotel Trust	22,436	244,328
Physicians Realty Trust	106,764	1,488,290
		10,576,381
Utilities - 2.6%
Utilities - 2.6%
ALLETE, Inc.	15,114	917,118

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 87.3% (Continued)	Shares	Value
Utilities - 2.6% (Continued)
Utilities - 2.6% (Continued)
California Water Service Group	8,240	$414,637
New Jersey Resources Corp.	40,763	1,384,719
PNM Resources, Inc.	12,994	493,772
		3,210,246

Investments at Value - 87.3% (Cost $146,251,555)		$108,318,872

Other Assets in Excess of Liabilities - 12.7%		15,733,296

Net Assets - 100.0%		$124,052,168

(a)	Non-income producing security.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMALL CAP VALUE DIVIDEND FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Communication Services - 2.2%
Media & Entertainment - 2.2%
John Wiley & Sons, Inc. - Class A	29,272	$1,097,407

Consumer Discretionary - 7.0%
Automobiles & Components - 1.0%
Dana, Inc.	63,969	499,598

Consumer Durables & Apparel - 0.8%
La-Z-Boy, Inc.	19,712	405,082

Consumer Services - 3.7%
Boyd Gaming Corp.	37,489	540,591
Graham Holdings Co. - Class B	1,566	534,272
Texas Roadhouse, Inc.	18,903	780,694
		1,855,557
Retailing - 1.5%
Aaron's, Inc.	22,684	516,741
Winmark Corp.	1,730	220,437
		737,178
Consumer Staples - 1.1%
Food, Beverage & Tobacco - 1.1%
John B. Sanfilippo & Son, Inc.	6,030	539,082

Energy - 3.2%
Energy - 3.2%
Enerplus Corp. (Canada)	150,081	222,120
PBF Energy, Inc. - Class A	44,733	316,710
Scorpio Tankers, Inc.	31,082	594,288
Solaris Oilfield Infrastructure, Inc. - Class A	43,933	230,648
Vermilion Energy, Inc. (Canada)	69,539	216,266
		1,580,032
Financials - 25.2%
Banks - 18.5%
Atlantic Union Bancshares Corp.	39,208	858,655
F.N.B. Corp.	113,336	835,286

SEGALL BRYANT & HAMILL SMALL CAP VALUE DIVIDEND FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Financials - 25.2% (Continued)
Banks - 18.5% (Continued)
First Interstate BancSystem, Inc. - Class A	27,268	$786,409
Glacier Bancorp, Inc.	31,425	1,068,607
Independent Bank Corp.	18,932	1,218,653
Independent Bank Group, Inc.	17,570	416,058
Lakeland Financial Corp.	16,815	617,951
OceanFirst Financial Corp.	24,794	394,473
Radian Group, Inc.	40,600	525,770
Sandy Spring Bancorp, Inc.	23,684	536,206
Umpqua Holdings Corp.	71,518	779,546
Washington Federal, Inc.	22,577	586,099
Wintrust Financial Corp.	17,023	559,376
		9,183,089
Diversified Financials - 1.6%
SLM Corp.	108,969	783,487

Insurance - 5.1%
Argo Group International Holdings, Ltd. (Bermuda)	18,517	686,240
Axis Capital Holdings, Ltd. (Bermuda)	26,214	1,013,171
Hanover Insurance Group, Inc. (The)	1,678	151,993
Horace Mann Educators Corp.	18,001	658,657
		2,510,061
Health Care - 6.4%
Healthcare Equipment & Services - 5.0%
Ensign Group, Inc. (The)	42,005	1,579,808
LeMaitre Vascular, Inc.	26,710	665,613
U.S. Physical Therapy, Inc.	3,680	253,920
		2,499,341
Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
Phibro Animal Health Corp. - Class A	27,895	674,222

Industrials - 9.0%
Capital Goods - 5.5%
Crane Co.	11,847	582,635
EnerSys	19,726	976,832

SEGALL BRYANT & HAMILL SMALL CAP VALUE DIVIDEND FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
Capital Goods - 5.5% (Continued)
Mueller Water Products, Inc. - Series A	146,367	$1,172,400
		2,731,867
Commercial & Professional Services - 0.7%
Barrett Business Services, Inc.	8,341	330,637

Transportation - 2.8%
Allegiant Travel Co.	7,561	618,490
Forward Air Corp.	15,195	769,627
		1,388,117
Information Technology - 13.9%
Semiconductors & Semiconductor Equipment - 2.4%
MKS Instruments, Inc.	14,484	1,179,722

Software & Services - 9.0%
EVERTEC, Inc.	46,350	1,053,536
Genpact, Ltd. (Bermuda)	9,150	267,180
MAXIMUS, Inc.	19,849	1,155,212
NIC, Inc.	26,390	606,970
TTEC Holdings, Inc.	38,009	1,395,690
		4,478,588
Technology Hardware & Equipment - 2.5%
InterDigital, Inc.	27,504	1,227,503

Materials - 5.5%
Materials - 5.5%
Eagle Materials, Inc.	8,110	473,786
Graphic Packaging Holding Co.	58,471	713,346
Huntsman Corp.	55,873	806,247
Pan American Silver Corp. (Canada)	8,480	121,519
Silgan Holdings, Inc.	21,190	614,934
		2,729,832
Real Estate - 10.9%
Real Estate - 10.9%
Investors Real Estate Trust	9,495	522,225
Outfront Media, Inc.	55,195	744,029

SEGALL BRYANT & HAMILL SMALL CAP VALUE DIVIDEND FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Real Estate - 10.9% (Continued)
Real Estate - 10.9% (Continued)
Physicians Realty Trust	71,256	$993,309
QTS Realty Trust, Inc. - Class A	22,929	1,330,111
Rexford Industrial Realty, Inc.	16,725	685,892
STAG Industrial, Inc.	49,365	1,111,700
		5,387,266
Utilities - 8.3%
Utilities - 8.3%
ALLETE, Inc.	15,166	920,273
Atlantica Yield PLC (United Kingdom)	27,966	623,642
Black Hills Corp.	9,970	638,379
Southwest Gas Holdings, Inc.	27,619	1,921,177
		4,103,471

Investments at Value - 92.7% (Cost $60,661,672)		$45,921,139

Other Assets in Excess of Liabilities - 7.3%		3,634,770

Net Assets - 100.0%		$49,555,909

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 4.1%
Media & Entertainment - 2.5%
Eventbrite, Inc. - Class A (a)	32,450	$236,885
Live Nation Entertainment, Inc. (a)	13,870	630,530
New York Times Co. (The) - Class A	17,244	529,564
		1,396,979
Telecommunication Services - 1.6%
Cogent Communications Holdings, Inc.	10,560	865,603

Consumer Discretionary - 10.3%
Automobiles & Components - 1.2%
Fox Factory Holding Corp. (a)	15,019	630,798

Consumer Durables & Apparel - 0.5%
Callaway Golf Co.	29,236	298,792

Consumer Services - 6.2%
Bright Horizons Family Solutions, Inc. (a)	13,921	1,419,942
Churchill Downs, Inc.	9,463	974,216
OneSpaWorld Holdings, Ltd.	33,392	135,571
Shake Shack, Inc. - Class A (a)	10,786	407,064
Wingstop, Inc.	6,270	499,719
		3,436,512
Retailing - 2.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	17,338	803,443
Revolve Group, Inc. - Class A (a)	20,022	172,990
RH (a)	3,214	322,910
		1,299,343
Consumer Staples - 0.7%
Food, Beverage & Tobacco - 0.7%
Simply Good Foods Co. (The) (a)	19,384	373,336

Energy - 0.2%
Energy - 0.2%
PDC Energy, Inc. (a)	20,030	124,386

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Financials - 10.4%
Banks - 2.2%
Bank OZK	13,945	$232,882
Eagle Bancorp, Inc.	17,797	537,647
Meridian Bancorp, Inc.	39,601	444,323
		1,214,852
Diversified Financials - 3.3%
Evercore, Inc. - Class A	6,918	318,643
Focus Financial Partners, Inc. - Class A (a)	19,120	439,951
Hamilton Lane, Inc. - Class A	12,529	692,979
LendingTree, Inc. (a)	1,992	365,313
		1,816,886
Insurance - 4.9%
AMERISAFE, Inc.	9,642	621,620
Goosehead Insurance, Inc. - Class A (a)	28,668	1,279,453
Trupanion, Inc. (a)	29,905	778,427
		2,679,500
Health Care - 23.9%
Healthcare Equipment & Services - 16.2%
Addus HomeCare Corp. (a)	11,922	805,927
Amedisys, Inc. (a)	8,933	1,639,563
BioTelemetry, Inc. (a)	12,427	478,564
Cardiovascular Systems, Inc. (a)	18,567	653,744
CONMED Corp.	5,710	327,012
Globus Medical, Inc. - Class A (a)	26,512	1,127,555
Inspire Medical Systems, Inc. (a)	9,968	600,871
Integra LifeSciences Holdings Corp. (a)	10,373	463,362
LivaNova PLC (United Kingdom) (a)	9,128	413,042
Masimo Corp. (a)	2,576	456,261
Omnicell, Inc. (a)	14,311	938,515
Silk Road Medical, Inc. (a)	13,587	427,719
Teladoc Health, Inc. (a)	3,882	601,749
		8,933,884
Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
Adaptive Biotechnologies Corp. (a)	12,260	340,583
Amicus Therapeutics, Inc. (a)	44,091	407,401
Blueprint Medicines Corp. (a)	9,548	558,367

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Health Care - 23.9% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.7% (Continued)
Catalent, Inc. (a)	21,135	$1,097,963
Natera, Inc. (a)	16,180	483,135
Pacira BioSciences, Inc. (a)	12,552	420,868
PRA Health Sciences, Inc. (a)	6,350	527,304
Turning Point Therapeutics, Inc. (a)	8,809	393,410
		4,229,031
Industrials - 15.9%
Capital Goods - 10.5%
AeroVironment, Inc. (a)	8,101	493,837
Generac Holdings, Inc. (a)	14,101	1,313,790
Hexcel Corp.	17,805	662,168
John Bean Technologies Corp.	8,085	600,473
Mercury Systems, Inc. (a)	12,552	895,460
Proto Labs, Inc. (a)	7,836	596,555
TPI Composites, Inc. (a)	36,014	532,287
Trex Company, Inc. (a)	8,646	692,890
		5,787,460
Commercial & Professional Services - 4.5%
Healthcare Services Group, Inc.	19,050	455,486
Huron Consulting Group, Inc. (a)	18,404	834,805
Ritchie Bros. Auctioneers, Inc. (Canada)	27,579	942,650
Upwork, Inc. (a)	35,430	228,524
		2,461,465
Transportation - 0.9%
Saia, Inc. (a)	6,801	500,145

Information Technology - 24.6%
Semiconductors & Semiconductor Equipment - 11.9%
Cabot Microelectronics Corp.	7,050	804,687
Entegris, Inc.	22,077	988,387
Inphi Corp. (a)	12,855	1,017,730
Monolithic Power Systems, Inc.	7,457	1,248,749
Onto Innovation, Inc. (a)	24,201	718,044
Power Integrations, Inc.	7,136	630,323

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Information Technology - 24.6% (Continued)
Semiconductors & Semiconductor Equipment - 11.9% (Continued)
Silicon Laboratories, Inc. (a)	13,673	$1,167,811
		6,575,731
Software & Services - 11.5%
Anaplan, Inc. (a)	12,708	384,544
Envestnet, Inc. (a)	20,762	1,116,580
Everbridge, Inc. (a)	5,158	548,605
Globant S.A. (Luxembourg) (a)	13,408	1,178,295
MAXIMUS, Inc.	17,167	999,120
RealPage, Inc. (a)	17,213	911,084
Zendesk, Inc. (a)	11,252	720,241
Zscaler, Inc. (a)	7,320	445,495
		6,303,964
Technology Hardware & Equipment - 1.2%
Novanta, Inc. (Canada) (a)	8,373	668,835

Materials - 3.2%
Materials - 3.2%
Ingevity Corp. (a)	15,602	549,191
Innospec, Inc.	7,439	516,936
Livent Corp. (a)	49,025	257,381
PolyOne Corp.	23,695	449,494
		1,773,002
Real Estate - 4.4%
Real Estate - 4.4%
Americold Realty Trust	21,657	737,204
QTS Realty Trust, Inc. - Class A	23,563	1,366,890
Terreno Realty Corp.	6,389	330,631
		2,434,725

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

Investments at Value - 97.7% (Cost $54,120,555)	$53,805,229

Other Assets in Excess of Liabilities - 2.3%	1,248,851

Net Assets - 100.0%	$55,054,080

(a)	Non-income producing security.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 93.7%	Shares	Value
Consumer Discretionary - 8.9%
Automobiles & Components - 2.0%
Dorman Products, Inc. (a)	1,347	$74,448
Fox Factory Holding Corp. (a)	9,946	417,732
Stoneridge, Inc. (a)	7,453	124,838
		617,018
Consumer Durables & Apparel - 3.8%
Columbia Sportswear Co.	2,733	190,681
Steven Madden, Ltd.	9,970	231,603
Universal Electronics, Inc. (a)	11,696	448,776
Wolverine World Wide, Inc.	18,807	285,866
		1,156,926
Consumer Services - 2.7%
Choice Hotels International, Inc.	4,851	297,124
Churchill Downs, Inc.	2,254	232,049
Jack in the Box, Inc.	3,609	126,496
OneSpaWorld Holdings, Ltd.	13,735	55,764
Texas Roadhouse, Inc.	2,840	117,292
		828,725
Retailing - 0.4%
Children's Place, Inc. (The)	6,259	122,426

Consumer Staples - 5.8%
Food, Beverage & Tobacco - 5.8%
Flowers Foods, Inc.	11,536	236,718
Hain Celestial Group, Inc. (The) (a)	41,634	1,081,235
TreeHouse Foods, Inc. (a)	9,945	439,072
		1,757,025
Energy - 1.8%
Energy - 1.8%
PDC Energy, Inc. (a)	8,296	51,518
World Fuel Services Corp.	16,333	411,265
WPX Energy, Inc. (a)	28,431	86,715
		549,498

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.7% (Continued)	Shares	Value
Financials - 6.6%
Banks - 6.6%
Ameris Bancorp	12,285	$291,892
Carolina Financial Corp.	9,573	247,654
CenterState Bank Corp.	17,667	304,402
IBERIABANK Corp.	5,530	199,965
Lakeland Financial Corp.	11,061	406,492
Seacoast Banking Corp. of Florida (a)	16,971	310,739
WesBanco, Inc.	10,165	240,910
		2,002,054
Health Care - 17.0%
Healthcare Equipment & Services - 10.8%
Amedisys, Inc. (a)	1,682	308,714
AngioDynamics, Inc. (a)	15,950	166,358
Encompass Health Corp.	6,555	419,717
Globus Medical, Inc. - Class A (a)	10,222	434,742
Inogen, Inc. (a)	1,953	100,892
Insulet Corp. (a)	3,781	626,436
Integra LifeSciences Holdings Corp. (a)	7,767	346,952
NuVasive, Inc. (a)	4,198	212,671
Omnicell, Inc. (a)	3,166	207,626
Orthofix Medical, Inc. (a)	14,499	406,117
Surmodics, Inc. (a)	2,274	75,770
		3,305,995
Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
Bio-Rad Laboratories, Inc. - Class A (a)	1,945	681,839
Bio-Techne Corp.	1,834	347,763
Horizon Therapeutics PLC (a)	15,913	471,343
NeoGenomics, Inc. (a)	14,516	400,787
		1,901,732
Industrials - 20.6%
Capital Goods - 13.4%
Armstrong World Industries, Inc.	6,332	502,887
BWX Technologies, Inc.	6,371	310,331
Carlisle Cos., Inc.	4,170	522,418
Columbus McKinnon Corp.	12,376	309,400
EnerSys	8,540	422,901

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.7% (Continued)	Shares	Value
Industrials - 20.6% (Continued)
Capital Goods - 13.4% (Continued)
Granite Construction, Inc.	5,557	$84,355
IDEX Corp.	2,315	319,725
ITT, Inc.	8,900	403,704
JELD-WEN Holding, Inc. (a)	12,194	118,648
RBC Bearings, Inc. (a)	3,275	369,387
Rexnord Corp.	15,581	353,221
SPX Corp. (a)	11,217	366,123
		4,083,100
Commercial & Professional Services - 4.0%
Casella Waste Systems, Inc. - Class A (a)	15,460	603,867
Healthcare Services Group, Inc.	10,160	242,926
Tetra Tech, Inc.	5,223	368,848
		1,215,641
Transportation - 3.2%
Allegiant Travel Co.	3,557	290,963
Forward Air Corp.	7,798	394,969
Hub Group, Inc. - Class A (a)	6,635	301,693
		987,625
Information Technology - 24.2%
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Energy Industries, Inc. (a)	8,347	404,746
Entegris, Inc.	14,612	654,179
Lattice Semiconductor Corp. (a)	17,862	318,301
		1,377,226
Software & Services - 16.9%
Avalara, Inc. (a)	4,708	351,217
BlackLine, Inc. (a)	13,034	685,719
Everbridge, Inc. (a)	3,207	341,096
Five9, Inc. (a)	15,271	1,167,621
Guidewire Software, Inc. (a)	4,937	391,553
Model N, Inc. (a)	20,456	454,328
New Relic, Inc. (a)	3,954	182,833
Pegasystems, Inc.	5,392	384,072
Proofpoint, Inc. (a)	3,981	408,411
RealPage, Inc. (a)	10,288	544,544

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.7% (Continued)	Shares	Value
Information Technology - 24.2% (Continued)
Software & Services - 16.9% (Continued)
Workiva, Inc. (a)	7,904	$255,536
		5,166,930
Technology Hardware & Equipment - 2.8%
Coherent, Inc. (a)	2,060	219,205
FARO Technologies, Inc. (a)	3,575	159,088
FLIR Systems, Inc.	2,391	76,249
Pure Storage, Inc. - Class A (a)	32,291	397,179
		851,721
Materials - 4.5%
Materials - 4.5%
Berry Global Group, Inc. (a)	7,980	269,006
Compass Minerals International, Inc.	7,778	299,220
Ferro Corp. (a)	12,704	118,909
Ingevity Corp. (a)	4,540	159,808
Quaker Chemical Corp.	2,062	260,389
Silgan Holdings, Inc.	9,480	275,110
		1,382,442

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.7% (Continued)	Shares	Value
Real Estate - 4.3%
Real Estate - 4.3%
Americold Realty Trust	14,064	$478,739
Equity Commonwealth	26,499	840,283
		1,319,022

Investments at Value - 93.7% (Cost $29,412,634)		$28,625,106

Other Assets in Excess of Liabilities - 6.3%		1,929,224

Net Assets - 100.0%		$30,554,330

(a)	Non-income producing security.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL MID CAP VALUE DIVIDEND FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communication Services - 2.6%
Telecommunication Services - 2.6%
TELUS Corp. (Canada)	84,148	$1,327,855

Consumer Discretionary - 6.3%
Automobiles & Components - 1.4%
BorgWarner, Inc.	29,340	715,016

Consumer Durables & Apparel - 2.6%
Hasbro, Inc.	18,161	1,299,420

Retailing - 2.3%
Aaron's, Inc.	27,669	630,300
Ross Stores, Inc.	6,120	532,256
		1,162,556
Consumer Staples - 1.0%
Food, Beverage & Tobacco - 1.0%
Lamb Weston Holdings, Inc.	4,530	258,663
Tyson Foods, Inc. - Class A	3,820	221,063
		479,726
Energy - 2.8%
Energy - 2.8%
Diamondback Energy, Inc.	10,870	284,794
Enerplus Corp. (Canada)	243,036	359,693
Valero Energy Corp.	16,821	763,001
		1,407,488
Financials - 17.3%
Banks - 7.1%
BOK Financial Corp.	14,257	606,778
FNB Corp.	134,132	988,553
Investors Bancorp, Inc.	89,183	712,572
M&T Bank Corp.	4,470	462,332
People's United Financial, Inc.	70,757	781,865
		3,552,100
Insurance - 10.2%
Allstate Corp. (The)	11,284	1,035,082

SEGALL BRYANT & HAMILL MID CAP VALUE DIVIDEND FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 17.3% (Continued)
Insurance - 10.2% (Continued)
Arthur J. Gallagher & Co.	8,320	$678,163
Axis Capital Holdings, Ltd. (Bermuda)	28,483	1,100,868
Everest Re Group, Ltd. (Bermuda)	2,760	531,079
Hartford Financial Services Group, Inc. (The)	26,704	941,049
Principal Financial Group, Inc.	13,930	436,566
Reinsurance Group of America, Inc.	4,627	389,316
		5,112,123
Health Care - 9.9%
Healthcare Equipment & Services - 7.1%
AmerisourceBergen Corp.	5,631	498,343
Cerner Corp.	20,140	1,268,619
Quest Diagnostics, Inc.	14,676	1,178,483
Universal Health Services, Inc. - Class B	6,120	606,370
		3,551,815
Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
Grifols S.A. ADR (Spain)	70,381	1,417,473

Industrials - 11.7%
Capital Goods - 4.1%
CAE, Inc. (Canada)	64,634	815,681
Crane Co.	9,900	486,882
Oshkosh Corp.	10,056	646,903
Snap-on, Inc.	1,020	110,996
		2,060,462
Commercial & Professional Services - 2.3%
Republic Services, Inc.	15,539	1,166,357

Transportation - 5.3%
Alaska Air Group, Inc.	11,230	319,718
C.H. Robinson Worldwide, Inc.	9,770	646,774
Kansas City Southern	8,541	1,086,245
Landstar System, Inc.	6,420	615,421
		2,668,158

SEGALL BRYANT & HAMILL MID CAP VALUE DIVIDEND FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 12.9%
Semiconductors & Semiconductor Equipment - 2.5%
MKS Instruments, Inc.	4,930	$401,548
NXP Semiconductors N.V. (Netherlands)	8,560	709,881
Skyworks Solutions, Inc.	1,620	144,796
		1,256,225
Software & Services - 6.5%
Citrix Systems, Inc.	1,810	256,206
Cognizant Technology Solutions Corp. - Class A	2,440	113,387
EVERTEC, Inc.	24,730	562,113
Genpact, Ltd. (Bermuda)	29,637	865,400
MAXIMUS, Inc.	19,957	1,161,497
Pegasystems, Inc.	4,440	316,261
		3,274,864
Technology Hardware & Equipment - 3.9%
Dolby Laboratories, Inc. - Class A	17,411	943,850
InterDigital, Inc.	22,516	1,004,889
		1,948,739
Materials - 7.1%
Materials - 7.1%
Graphic Packaging Holding Co.	51,220	624,884
Huntsman Corp.	53,180	767,387
Newmont Corp.	29,880	1,352,967
Steel Dynamics, Inc.	35,200	793,408
		3,538,646
Real Estate - 14.1%
Real Estate - 14.1%
Americold Realty Trust	46,692	1,589,396
CyrusOne, Inc.	19,870	1,226,972
Invitation Homes, Inc.	38,091	814,005
Outfront Media, Inc.	57,842	779,710
Rexford Industrial Realty, Inc.	17,360	711,934
SBA Communications Corp.	470	126,886
Sun Communities, Inc.	8,524	1,064,221
VICI Properties, Inc.	46,127	767,553
		7,080,677

SEGALL BRYANT & HAMILL MID CAP VALUE DIVIDEND FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Utilities - 12.7%
Utilities - 12.7%
ALLETE, Inc.	13,161	$798,609
CenterPoint Energy, Inc.	52,798	815,729
MDU Resources Group, Inc.	58,020	1,247,430
Southwest Gas Holdings, Inc.	22,834	1,588,333
Vistra Energy Corp.	70,838	1,130,575
Xcel Energy, Inc.	12,955	781,187
		6,361,863

Investments at Value - 98.4% (Cost $61,425,950)		$49,381,563

Other Assets in Excess of Liabilities - 1.6%		825,616

Net Assets - 100.0%		$50,207,179

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communication Services - 7.5%
Media & Entertainment - 7.5%
Alphabet, Inc. - Class C (a)	2,551	$2,966,328
Cable One, Inc.	1,359	2,234,210
Comcast Corp. - Class A	33,240	1,142,791
Live Nation Entertainment, Inc. (a)	24,948	1,134,136
		7,477,465
Consumer Discretionary - 10.6%
Consumer Durables & Apparel - 2.3%
Hasbro, Inc.	13,625	974,869
VF Corp.	24,122	1,304,518
		2,279,387
Retailing - 8.3%
Amazon.com, Inc. (a)	1,955	3,811,702
Ollie's Bargain Outlet Holdings, Inc. (a)	22,921	1,062,159
O'Reilly Automotive, Inc. (a)	4,917	1,480,263
TJX Cos., Inc. (The)	40,611	1,941,612
		8,295,736
Consumer Staples - 6.8%
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	5,029	1,433,919

Food, Beverage & Tobacco - 2.8%
Coca-Cola Co. (The)	23,910	1,058,018
Mondelēz International, Inc. - Class A	34,406	1,723,052
		2,781,070
Household & Personal Products - 2.6%
Clorox Co. (The)	6,792	1,176,714
Estée Lauder Cos., Inc. (The) - Class A	8,836	1,407,928
		2,584,642
Energy - 0.7%
Energy - 0.7%
Noble Energy, Inc.	121,156	731,782

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Financials - 12.9%
Banks - 4.6%
First Republic Bank	16,234	$1,335,734
JPMorgan Chase & Co.	26,627	2,397,229
Signature Bank	11,091	891,605
		4,624,568
Diversified Financials - 4.8%
Ares Management Corp. - Class A	53,745	1,662,333
Berkshire Hathaway, Inc. - Class B (a)	7,491	1,369,579
S&P Global, Inc.	7,217	1,768,526
		4,800,438
Insurance - 3.5%
Aon PLC - Class A (United Kingdom)	11,939	1,970,413
Reinsurance Group of America, Inc.	17,525	1,474,553
		3,444,966
Health Care - 20.8%
Healthcare Equipment & Services - 10.4%
Abbott Laboratories	21,874	1,726,077
Alcon, Inc. (Switzerland) (a)	32,498	1,651,549
Baxter International, Inc.	25,837	2,097,706
Danaher Corp.	14,557	2,014,835
Hologic, Inc. (a)	14,130	495,963
UnitedHealth Group, Inc.	9,756	2,432,951
		10,419,081
Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
Bio-Techne Corp.	7,941	1,505,772
Catalent, Inc. (a)	40,427	2,100,183
Mettler-Toledo International, Inc. (a)	1,924	1,328,541
Novartis AG ADR (Switzerland)	21,221	1,749,672
Thermo Fisher Scientific, Inc.	5,310	1,505,916
Zoetis, Inc.	18,102	2,130,424
		10,320,508
Industrials - 10.7%
Capital Goods - 7.8%
Honeywell International, Inc.	10,708	1,432,623
L3Harris Technologies, Inc.	8,096	1,458,251
Parker-Hannifin Corp.	8,661	1,123,592

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Capital Goods - 7.8% (Continued)
Quanta Services, Inc.	64,974	$2,061,625
Roper Technologies, Inc.	5,473	1,706,536
		7,782,627
Commercial & Professional Services - 2.9%
Cintas Corp.	6,357	1,101,160
IHS Markit, Ltd.	29,357	1,761,420
		2,862,580
Information Technology - 22.9%
Semiconductors & Semiconductor Equipment - 5.5%
Marvell Technology Group, Ltd. (Bermuda)	128,298	2,903,384
Monolithic Power Systems, Inc.	8,103	1,356,928
NXP Semiconductors N.V. (Netherlands)	14,294	1,185,401
		5,445,713
Software & Services - 13.0%
Adobe, Inc. (a)	6,415	2,041,510
Guidewire Software, Inc. (a)	22,158	1,757,351
Microsoft Corp.	29,283	4,618,222
ServiceNow, Inc. (a)	5,967	1,710,023
Visa, Inc. - Class A	17,913	2,886,142
		13,013,248
Technology Hardware & Equipment - 4.4%
Apple, Inc.	9,171	2,332,094
FLIR Systems, Inc.	24,970	796,293
Zebra Technologies Corp. - Class A (a)	6,865	1,260,414
		4,388,801

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Materials - 4.9%
Materials - 4.9%
Avery Dennison Corp.	15,084	$1,536,607
FMC Corp.	23,967	1,957,864
Franco-Nevada Corp. (Canada)	13,966	1,389,897
		4,884,368

Investments at Value - 97.8% (Cost $85,433,956)		$97,570,899

Other Assets in Excess of Liabilities - 2.2%		2,244,286

Net Assets - 100.0%		$99,815,185

(a)	Non-income producing security.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communication Services - 6.1%
Media & Entertainment - 1.2%
BAIOO Family Interactive, Ltd. (China)	382,000	$48,781
Chinese Universe Publishing and Media Group Co., Ltd. (China)	50,800	85,720
Jagran Prakashan, Ltd. (India)	43,811	26,542
Major Cineplex Group PLC (Thailand)	35,200	14,417
NetDragon Websoft Holdings, Ltd. (China)	48,500	115,887
Sun TV Network, Ltd. (India)	2,765	10,440
		301,787
Telecommunication Services - 4.9%
Advanced Info Service PCL (Thailand)	16,000	97,133
América Móvil S.A.B. de C.V. - Class L ADR (Mexico)	6,500	76,570
APT Satellite Holdings, Ltd. (China)	76,000	23,961
Bharti Infratel, Ltd. (India)	14,092	29,889
China Mobile, Ltd. (China)	57,000	427,179
China Unicom Hong Kong, Ltd. (China)	198,000	115,485
Etihad Etisalat Co. (Saudi Arabia) (a)	13,548	77,728
Globe Telecom, Inc. (Philippines)	2,825	107,166
KT Corp. ADR (South Korea)	13,000	101,140
MTN Group, Ltd. (South Africa)	8,496	22,770
Telekom Malaysia Bhd (Malaysia)	69,300	60,409
TIM Participacoes S.A. ADR (Brazil)	5,000	60,800
Total Access Communication PCL (Thailand)	10,800	13,370
Turk Telekomunikasyon A.S. (Turkey) (a)	19,484	19,725
		1,233,325
Consumer Discretionary - 9.5%
Automobiles & Components - 2.8%
Astra Otoparts Tbk P.T. (Indonesia)	166,200	8,000
BAIC Motor Corp., Ltd. - H Shares (China) (a)	32,000	12,588
Grupo Industrial Saltillo S.A.B. de C.V. (Mexico)	16,071	14,228
Hankook Tire & Technology Co., Ltd. (South Korea)	854	13,474
Hyundai Mobis Co., Ltd. (South Korea)	578	79,879
Iron Force Industrial Co., Ltd. (Taiwan)	8,000	19,131
Kia Motors Corp. (South Korea)	7,178	150,948
Korea Autoglass Corp. (South Korea)	2,202	22,385
Maharashtra Scooters, Ltd. (India)	1,264	34,240

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Consumer Discretionary - 9.5% (Continued)
Automobiles & Components - 2.8% (Continued)
Metair Investments, Ltd. (South Africa)	21,825	$16,848
Motus Holdings, Ltd. (South Africa)	3,819	5,829
Nexen Tire Corp. (South Korea)	2,393	9,162
Oriental Holdings Bhd (Malaysia)	22,300	25,871
Qingling Motors Co., Ltd. - H Shares (China)	356,000	72,399
S&T Motiv Co., Ltd. (South Korea)	409	9,219
Somboon Advance Technology PCL (Thailand)	28,200	6,786
Thai Stanley Electric PCL (Thailand)	6,638	25,081
Tong Yang Industry Co., Ltd. (Taiwan)	15,000	15,743
Tupy S.A. (Brazil)	20,000	50,513
TYC Brother Industrial Co., Ltd. (Taiwan)	17,000	11,330
Xingda International Holdings, Ltd. (China)	407,000	98,778
		702,432
Consumer Durables & Apparel - 1.7%
361 Degrees International, Ltd. (China)	639,000	103,772
Dom Development S.A. (Poland)	892	15,527
Fulgent Sun International Holding Co., Ltd. (Taiwan)	6,000	16,544
Handsome Co., Ltd. (South Korea)	905	14,366
KPR Mill, Ltd. (India)	1,801	8,073
Oriental Weavers (Egypt)	42,240	14,439
Saha-Union PCL (Thailand)	22,400	22,895
TCL Electronics Holdings, Ltd. (China)	260,000	107,971
Vestel Beyaz Esya Sanayi ve Ticaret A.S. (Turkey)	23,667	57,895
Weiqiao Textile Co. - H Shares (China)	237,795	46,009
Youngone Corp. (South Korea)	598	10,937
		418,428
Consumer Services - 1.0%
Ajisen China Holdings, Ltd. (China) (a)	51,000	12,239
Berjaya Sports Toto Bhd (Malaysia)	45,500	24,249
Genting Bhd (Malaysia)	13,800	11,949
Shenzhen Overseas Chinese Town Co., Ltd. - Class A (China)	238,700	213,274
		261,711
Media - 2.2%
Astro Malaysia Holdings Bhd (Malaysia)	145,100	28,348
DB Corp., Ltd. (India)	6,711	7,093

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Consumer Discretionary - 9.5% (Continued)
Media - 2.2% (Continued)
KT Skylife Co., Ltd. (South Korea)	6,704	$33,251
Media Nusantara Citra Tbk P.T. (Indonesia)	2,172,200	120,112
Naspers, Ltd. - N Shares (South Africa)	2,456	348,869
		537,673
Retailing - 1.8%
China Yongda Automobiles Services Holdings, Ltd. (China)	41,000	33,006
Hyundai Home Shopping Network Corp. (South Korea)	172	8,153
Maoye International Holdings, Ltd. (China)	787,000	35,764
MBM Resources Bhd (Malaysia)	20,200	12,851
Mitra Pinasthika Mustika Tbk P.T. (Indonesia)	236,300	6,653
Pou Sheng International Holdings, Ltd. (China) (a)	478,000	96,823
PTG Energy PCL (Thailand)	28,500	8,341
Shanghai Yuyuan Tourist Mart Group Co., Ltd. - Class A (China) (a)	15,200	15,626
Vipshop Holdings, Ltd. ADR (China) (a)	15,600	243,048
		460,265
Consumer Staples - 6.1%
Food & Staples Retailing - 0.3%
Cosco Capital, Inc. (Philippines)	634,600	59,244
Wal-Mart de Mexico S.A.B de C.V. (Mexico)	5,800	13,632
		72,876
Food, Beverage & Tobacco - 5.7%
Astral Foods, Ltd. (South Africa)	7,225	77,512
Balrampur Chini Mills, Ltd. (India)	80,622	110,506
Cia Pesquera Camanchaca S.A. (Chile) (a)	241,136	13,608
Daesang Corp. (South Korea)	5,674	78,371
Daesang Holdings Co., Ltd. (South Korea)	3,702	15,778
Eastern Co. SAE (Egypt)	30,084	23,500
Fujian Sunner Development Co., Ltd. - Class A (China) (a)	16,900	55,879
Godfrey Phillips India, Ltd. (India)	1,805	22,288
Hey Song Corp. (Taiwan)	29,000	28,580
Industrias Bachoco S.A. de C.V. - Series B (Mexico)	41,700	118,628
ITC, Ltd. (India)	5,760	13,026
JBS S.A. (Brazil)	51,800	202,824
Jiangxi Zhengbang Technology Co., Ltd. - Class A (China)	27,000	72,024

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Consumer Staples - 6.1% (Continued)
Food, Beverage & Tobacco - 5.7% (Continued)
Keck Seng Malaysia Bhd (Malaysia)	15,800	$13,071
Marfrig Global Foods S.A. (Brazil) (a)	7,500	12,778
Multiexport Foods S.A. (Chile)	130,792	34,815
Muyuan Foodstuff Co., Ltd. - Class A (China)	7,600	129,920
New Hope Liuhe Co., Ltd. - Class A (China)	27,400	120,051
Orion Holdings Corp. (South Korea)	11,790	116,173
Sao Martinho S.A. (Brazil)	4,000	11,381
Thaifoods Group PCL (Thailand)	597,804	56,662
Tingyi Holding Corp. (China)	12,000	19,510
Tunas Baru Lampung Tbk P.T. (Indonesia)	2,049,052	60,704
Want Want China Holdings, Ltd. (China)	29,000	20,913
		1,428,502
Household & Personal Products - 0.1%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S. (Turkey)	33,087	23,707

Energy - 5.3%
Energy - 5.3%
Adaro Energy Tbk P.T. (Indonesia)	411,600	24,614
Bharat Petroleum Corp., Ltd. (India)	11,698	49,097
Bukit Asam Tbk P.T. (Indonesia)	123,800	16,376
China Coal Energy Co., Ltd. - H Shares (China)	88,000	24,205
China Shenhua Energy Co., Ltd. - H Shares (China)	10,500	19,840
China Suntien Green Energy Corp., Ltd. - H Shares (China)	229,000	39,650
CNOOC, Ltd. (China)	118,000	122,624
Coal India, Ltd. (India)	26,200	48,283
Cosan S.A. (Brazil)	5,000	51,745
E1 Corp. (South Korea)	299	6,690
Ecopetrol S.A. ADR (Colombia)	1,500	14,265
Exxaro Resources, Ltd. (South Africa)	10,669	58,456
Gazprom Neft PJSC (Russia)	4,940	18,755
Indian Oil Corp., Ltd. (India)	35,040	37,807
Kunlun Energy Co., Ltd. (China) (a)	32,000	18,493
Lubelski Wegiel Bogdanka S.A. (Poland)	4,768	20,513
LUKOIL PJSC ADR (Russia)	3,557	210,432

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Energy - 5.3% (Continued)
Energy - 5.3% (Continued)
Oil & Natural Gas Corp., Ltd. (India)	38,850	$34,884
Oil India, Ltd. (India)	11,662	12,697
Petroleo Brasileiro S.A. ADR (Brazil)	7,300	40,150
Petronet LNG, Ltd. (India)	17,921	47,451
PTT Exploration & Production PCL (Thailand)	39,500	80,496
PTT PCL (Thailand)	57,700	53,411
Rosneft Oil Co. PJSC (Russia)	30,840	120,691
Shaanxi Coal Industry Co., Ltd. - Class A (China)	21,200	22,130
Shanxi Lu'an Environmental Energy Development Co., Ltd. - Class A (China)	23,000	18,746
Shanxi Xishan Coal & Electricity Power Co., Ltd. - Class A (China)	20,900	14,152
United Tractors Tbk P.T. (Indonesia)	21,900	22,570
Yanzhou Coal Mining Co., Ltd. - Class A (China)	14,700	17,740
Yanzhou Coal Mining Co., Ltd. - H Shares (China)	76,000	58,875
		1,325,838
Financials - 21.5%
Banks - 13.4%
Absa Group, Ltd. (South Africa)	13,679	56,882
Alinma Bank (Saudi Arabia) (a)	7,914	43,259
Banco Bradesco S.A. (Brazil)	16,020	58,008
Banco do Brasil S.A. (Brazil)	23,200	124,559
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR (Mexico)	14,800	47,952
Banestes S.A. Banco do Estado do Espirito Santo (Brazil)	33,300	32,244
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,080,900	40,662
Bank of Ayudhya PCL (Thailand)	15,113	8,720
Bank of Beijing Co., Ltd. - Class A (China)	32,600	22,144
Bank of Chongqing Co., Ltd. - H Shares (China) (a)	106,000	52,976
Bank of Guiyang Co., Ltd. - Class A (China)	27,700	29,795
Bank of Nanjing Co., Ltd. - Class A (China)	98,500	100,188
Bank of Zhengzhou Co., Ltd. - H Shares (China)	47,000	13,561
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia)	1,492,700	40,181
Banque Saudi Fransi (Saudi Arabia) (a)	6,010	41,186
BIMB Holdings Bhd (Malaysia)	53,000	39,724

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Financials - 21.5% (Continued)
Banks - 13.4% (Continued)
BNK Financial Group, Inc. (South Korea)	11,734	$42,543
Can Fin Homes, Ltd. (India)	10,038	37,108
China CITIC Bank Corp., Ltd. - H Shares (China)	640,000	314,733
China Construction Bank Corp. - H Shares (China)	169,000	137,373
China Everbright Bank Co., Ltd. - H Shares (China)	390,000	148,356
China Minsheng Banking Corp., Ltd. - Class A (China) (a)	145,592	116,879
China Minsheng Banking Corp., Ltd. - H Shares (China)	61,000	45,119
Commercial Bank of Qatar (Qatar)	175,707	186,946
Credit Agricole Egypt SAE (Egypt)	24,842	46,518
CTBC Financial Holding Co., Ltd. (Taiwan)	24,000	14,115
Dubai Islamic Bank PJSC (United Arab Emirates)	47,689	46,577
East West Banking Corp. (Philippines) (a)	68,682	10,396
EnTie Commercial Bank Co., Ltd. (Taiwan)	43,000	18,362
Hana Financial Group, Inc. (South Korea)	4,703	88,398
JB Financial Group Co., Ltd. (South Korea)	13,180	48,174
KB Financial Group, Inc. ADR (South Korea)	1,800	48,942
LIC Housing Finance, Ltd. (India)	2,804	8,707
National Bank of Greece S.A. (Greece) (a)	40,252	53,066
Nedbank Group, Ltd. (South Africa)	2,682	12,389
OTP Bank Nyrt (Hungary)	360	10,315
Postal Savings Bank of China Co., Ltd. - H Shares, 144A (China) (b)	182,000	110,810
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	10,750	58,354
RHB Bank Bhd (Malaysia)	89,900	97,923
Riyad Bank (Saudi Arabia)	66,604	264,222
Sberbank of Russia PJSC (Russia)	54,440	126,374
Shinhan Financial Group Co., Ltd. ADR (South Korea)	3,400	79,254
SinoPac Financial Holdings Co., Ltd. (Taiwan)	572,000	208,188
Standard Bank Group, Ltd. (South Africa)	3,124	17,871
Thanachart Capital PCL (Thailand)	78,100	78,654
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey) (a)	213,326	30,318
VTB Bank PJSC (Russia)	184,130,000	75,083
		3,334,108
Diversified Financials - 4.0%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	155,200	68,136

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Financials - 21.5% (Continued)
Diversified Financials - 4.0% (Continued)
Alexander Forbes Group Holdings, Ltd. (South Africa)	34,244	$8,191
Concentradora Hipotecaria SAPI de C.V. (Mexico)	22,700	16,163
Corporacion Financiera Colombiana S.A. (Colombia) (a)	14,940	94,989
Credito Real S.A.B. de C.V. Sofom ER (Mexico)	52,000	38,561
Gentera S.A.B. de C.V. (Mexico)	40,500	15,469
Hyundai Motor Securities Co., Ltd. (South Korea)	1,416	8,055
Jih Sun Financial Holding Co., Ltd. (Taiwan)	448,712	130,083
Jinke Property Group Co., Ltd. - Class A (China)	16,900	18,868
KRUK S.A. (Poland)	397	6,275
Kyobo Securities Co., Ltd. (South Korea)	2,765	13,308
Manappuram Finance, Ltd. (India)	22,829	28,463
Meritz Financial Group, Inc. (South Korea)	1,702	14,334
Muthoot Finance, Ltd. (India)	25,861	209,942
OSK Holdings Bhd (Malaysia)	241,800	39,849
Power Finance Corp., Ltd. (India)	57,087	69,134
REC, Ltd. (India)	128,352	150,679
Tata Investment Corp., Ltd. (India)	4,663	40,878
Yuanta Financial Holding Co., Ltd. (Taiwan)	66,000	33,656
		1,005,033
Insurance - 4.1%
AvivaSA Emeklilik Ve Hayat A.S. (Turkey)	7,027	14,119
Bangkok Life Assurance PCL (Thailand) (a)	28,229	10,175
China Life Insurance Co., Ltd. - H Shares (China)	14,000	27,035
Liberty Holdings, Ltd. (South Africa)	5,997	22,085
Momentum Metropolitan Holdings, Ltd. (South Africa)	23,945	20,862
New China Life Insurance Co., Ltd. - H Shares (China)	57,300	176,439
People's Insurance Co. Group of China (The) - H Shares (China) (a)	570,000	186,709
PICC Property & Casualty Co., Ltd. - H Shares (China)	158,000	151,299
Ping An Insurance Group Co. of China, Ltd. - H Shares (China)	32,000	312,524
RiseSun Real Estate Development Co., Ltd. - Class A (China)	13,300	14,432
Shinkong Insurance Co., Ltd. (Taiwan)	66,000	73,075
Syarikat Takaful Malaysia Keluarga Bhd (Malaysia)	12,900	9,735
Wiz Solucoes e Corretagem de Seguros S.A. (Brazil)	6,100	10,592
		1,029,081

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Health Care - 3.2%
Healthcare Equipment & Services - 0.5%
Qualicorp Consultoria e Corretora de Seguros S.A. (Brazil)	11,900	$54,063
Sinopharm Group Co., Ltd. - H Shares (China)	4,400	9,749
Value Added Technology Co., Ltd. (South Korea)	2,977	52,276
		116,088
Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
Celltrion, Inc. (South Korea) (a)	117	21,742
China Medical System Holdings, Ltd. (China)	178,000	190,420
China Shineway Pharmaceutical Group, Ltd. (China) (a)	146,000	108,913
Chongqing Zhifei Biological Products Co., Ltd. - Class A (China)	5,200	49,376
Granules India, Ltd. (India)	113,578	212,026
JB Chemicals & Pharmaceuticals, Ltd. (India)	3,049	20,320
Wens Foodstuff Group Co., Ltd. - Class A (China)	19,300	87,403
		690,200
Industrials - 5.5%
Capital Goods - 4.7%
Allied Electronics Corp., Ltd. - Class A (South Africa)	15,066	15,711
AntarChile S.A. (Chile)	1,860	12,822
Balmer Lawrie & Co., Ltd. (India)	9,234	9,666
BizLink Holding, Inc. (Taiwan) (a)	3,000	16,102
Chicony Power Technology Co., Ltd. (Taiwan)	13,000	22,513
China Lesso Group Holdings, Ltd. (China)	69,000	89,328
China Machinery Engineering Co. - H Shares (China)	52,000	13,928
China Railway Construction Corp., Ltd. - H Shares (China)	18,000	19,901
China State Construction International Holdings, Ltd. (China)	58,000	42,536
Chongqing Machinery & Electric Co., Ltd. - H Shares (China)	178,000	10,098
Concord New Energy Group, Ltd. (China)	1,160,000	43,920
CyberPower Systems, Inc. (Taiwan)	5,000	11,991
Daelim Industrial Co., Ltd. (South Korea)	1,345	80,572
DMCI Holdings, Inc. (Philippines)	168,800	12,525
Dogan Sirketler Grubu Holdings A.S. (Turkey)	85,251	19,720
Engineers India, Ltd. (India)	11,607	9,242
Famur S.A. (Poland)	25,074	13,474
Ferreycorp S.A.A. (Peru)	34,208	12,557
Fosun International, Ltd. (China)	22,000	25,256
Gunkul Engineering PCL (Thailand)	336,000	22,442

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Industrials - 5.5% (Continued)
Capital Goods - 4.7% (Continued)
HDC Hyundai Development Co. Engineering & Construction - Class E (South Korea)	2,175	$27,627
Hong Leong Industries Bhd (Malaysia)	7,200	12,591
Hyundai Development Co. (South Korea)	1,973	11,877
iMarketKorea, Inc. (South Korea)	3,616	26,734
Iochpe-Maxion S.A. (Brazil)	13,500	28,639
IRB Infrastructure Developers, Ltd. (India) (a)	17,955	12,607
Korea Electric Terminal Co., Ltd. (South Korea)	517	10,252
Kumho Industrial Co., Ltd. (South Korea)	2,081	10,620
Lonking Holdings, Ltd. (China)	50,000	14,785
MMC Corp. Bhd (Malaysia)	68,300	9,517
Sany Heavy Industry Co., Ltd - Class A (China)	13,800	33,187
Shanghai Industrial Holdings, Ltd. (China)	8,000	11,983
Sime Darby Bhd (Malaysia)	123,700	48,753
Sinotruk Hong Kong, Ltd. (Hong Kong)	108,000	177,405
Walsin Lihwa Corp. (Taiwan)	104,000	37,512
Weichai Power Co., Ltd. - Class A (China)	11,200	18,622
Weichai Power Co., Ltd. - H Shares (China)	96,000	152,919
Wijaya Karya Persero Tbk P.T. (Indonesia)	123,300	6,251
Zhengzhou Coal Mining Machinery Group Co., Ltd. - H Shares (China)	35,600	13,205
		1,169,390
Commercial & Professional Services - 0.1%
KEPCO Plant Service & Engine Co., Ltd. (South Korea)	586	13,909

Transportation - 0.7%
Aegean Airlines S.A. (Greece)	2,005	9,051
Allcargo Logistics, Ltd. (India)	12,541	9,620
Anhui Expressway Co., Ltd. - H Shares (China)	24,000	11,788
Cebu Air, Inc. (Philippines)	25,220	22,450
Controladora Vuela Cia de Aviacion S.A.B de C.V. ADR (Mexico) (a)	3,400	11,662
Gujarat Pipavav Port, Ltd. (India)	14,018	11,208
Hyundai Glovis Co., Ltd. (South Korea)	283	20,923
Lingkaran Trans Kota Holdings Bhd (Malaysia)	14,900	12,720

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Industrials - 5.5% (Continued)
Transportation - 0.7% (Continued)
Pegasus Hava Tasimaciligi A.S. (Turkey) (a)	1,638	$8,413
Shenzhen Expressway Co., Ltd. - H Shares (China)	14,000	14,154
Shipping Corp. of India, Ltd. (India) (a)	20,091	9,904
Sociedad Matriz SAAM S.A. (Chile) (a)	269,467	15,428
STP&I Public Co., Ltd. (Thailand)	162,300	17,261
Wisdom Marine Lines Co., Ltd. (Taiwan) (a)	17,000	12,130
		186,712
Information Technology - 27.4%
Semiconductors & Semiconductor Equipment - 5.3%
Chipbond Technology Corp. (Taiwan)	18,000	29,113
ChipMOS Technologies, Inc. (Taiwan)	15,000	13,106
DB HiTek Co., Ltd. (South Korea)	1,282	22,374
GlobalWafers Co., Ltd. (Taiwan)	8,000	89,255
King Yuan Electronics Co., Ltd. (Taiwan)	22,000	21,817
Power Logics Co., Ltd. (South Korea)	2,021	10,783
Powertech Technology, Inc. (Taiwan)	41,000	115,972
Radiant Opto-Electronics Corp. (Taiwan)	14,000	36,184
Sino-American Silicon Products, Inc. (Taiwan)	6,000	15,340
SK Hynix, Inc. (South Korea)	517	34,919
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	18,800	898,452
Topco Scientific Co., Ltd (Taiwan) (a)	5,000	14,817
United Microelectronics Corp. (Taiwan)	84,000	37,617
		1,339,749
Software & Services - 13.4%
Alibaba Group Holding, Ltd. ADR (China) (a)	7,900	1,536,392
China Literature, Ltd. (China) (a)	24	94
Firstsource Solutions, Ltd. (India)	24,162	8,750
HCL Technologies, Ltd. (India)	64,377	372,414
International Games System Co., Ltd. (Taiwan)	3,000	54,019
Momo, Inc. ADR (China)	3,300	71,577
Sonata Software, Ltd. (India)	3,627	7,930
Tencent Holdings, Ltd. (China)	25,600	1,265,362
Wipro, Ltd. ADR (India)	10,166	31,515
		3,348,053

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Information Technology - 27.4% (Continued)
Technology Hardware & Equipment - 8.7%
Catcher Technology Co., Ltd. (Taiwan)	4,000	$25,556
Chang Wah Electromaterials, Inc. (Taiwan)	3,000	13,383
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	17,000	16,233
Chicony Electronics Co., Ltd. (Taiwan)	11,000	27,431
FLEXium Interconnect, Inc. (Taiwan)	6,000	18,674
Foxconn Technology Co., Ltd. (Taiwan)	18,000	29,278
Hon Hai Precision Industry Co., Ltd. (Taiwan)	72,000	165,563
Kingboard Holdings, Ltd. (China) (a)	6,000	13,909
Kingboard Laminates Holdings, Ltd. (China) (a)	14,500	13,268
Legend Holdings Corp. - H Shares (China) (a)	88,000	107,613
Mitac Holdings Corp. (Taiwan)	21,850	19,485
Nanjing Panda Electronics Co., Ltd. - H Shares (China)	308,000	205,497
Partron Co., Ltd. (South Korea)	3,085	19,022
Pegatron Corp. (Taiwan)	36,000	68,615
Redington India, Ltd. (India)	14,224	12,869
Samsung Electronics Co., Ltd. (South Korea)	24,112	936,638
SFA Engineering Corp. (South Korea)	1,042	26,309
Spigen Korea Co., Ltd. (South Korea)	576	15,554
Taiwan PCB Techvest Co., Ltd. (Taiwan)	16,000	15,144
Tongda Group Holdings, Ltd. (China)	310,000	17,446
Trigiant Group, Ltd. (China) (a)	84,000	13,719
Tripod Technology Corp. (Taiwan)	12,000	37,284
Unimicron Technology Corp. (Taiwan)	24,000	25,159
VS Industry Bhd (Malaysia)	51,600	9,088
Wasion Holdings, Ltd. (Hong Kong)	277,460	94,530
Wistron Corp. (China)	203,000	163,914
Zhen Ding Technology Holdings, Ltd. (Taiwan)	19,000	57,995
		2,169,176
Materials - 6.9%
Materials - 6.9%
African Rainbow Minerals, Ltd. (South Africa)	2,828	15,661
Anglo American Platinum, Ltd. (South Africa)	337	14,071
AngloGold Ashanti, Ltd. ADR (South Africa)	1,600	26,608
Anhui Conch Cement Co., Ltd. - Class A (China)	10,800	82,832
Anhui Conch Cement Co., Ltd. - H Shares (China)	13,500	92,741

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Materials - 6.9% (Continued)
Materials - 6.9% (Continued)
Asia Cement Corp. (Taiwan)	96,000	$124,492
Asia Paper Manufacturing Co., Ltd. (South Korea)	571	12,554
Birla Corp., Ltd. (India)	2,139	11,728
Castrol India, Ltd. (India)	15,688	20,671
Chia Hsin Cement Corp. (Taiwan)	31,000	15,460
China Hongqiao Group, Ltd. (China)	41,500	17,539
China Lumena New Materials Corp. (China) (a) (c)	1,700	0
China Metal Products Co., Ltd. (Taiwan)	14,000	10,394
China Metal Recycling Holdings, Ltd. (China) (a) (c)	6,000	0
China National Building Material Co., Ltd. - H Shares (China)	84,000	90,243
China Resources Cement Holdings, Ltd. (China)	28,000	32,896
Cia Ferro Ligas de Bahia - Ferbasa (Brazil)	7,600	18,976
Cia Siderurgica Nacional S.A. (Brazil)	36,100	48,507
Deepak Nitrite, Ltd. (India)	4,093	20,746
Empresa Siderurgica del Peru S.A.A. (Peru)	67,009	13,666
ENF Technology Co., Ltd. (South Korea)	742	13,498
Fufeng Group, Ltd. (China) (a)	60,000	20,507
GHCL, Ltd. (India)	29,882	35,250
Grupo Mexico S.A.B de C.V. - Series B (Mexico)	45,500	83,900
Hanil Holdings Co., Ltd. (South Korea)	405	11,302
Hansol Paper Co., Ltd. (South Korea)	1,068	9,118
Harmony Gold Mining Co., Ltd. ADR (South Africa) (a)	8,400	18,312
HeidelbergCement India, Ltd. (India)	5,904	11,050
Hyosung Corp. (South Korea)	425	21,161
Impala Platinum Holdings, Ltd. (South Africa)	6,342	26,412
J. K. Cement, Ltd. (India)	1,004	12,462
Jindal Saw, Ltd. (India)	15,518	9,438
KGHM Polska Miedz S.A. (Poland) (a)	1,621	23,170
Korea Petrochemcial Industry Co., Ltd. (South Korea)	158	11,229
Kukdo Chemical Co., Ltd. (South Korea)	499	15,789
LOTTE Fine Chemical Co., Ltd. (South Korea)	423	10,681
MMC Norilsk Nickel PJSC (Russia)	310	75,124
Nickel Asia Corp. (Philippines)	503,000	15,397
Nizhnekamskneftekhim PJSC (Russia)	26,725	32,236
NMDC, Ltd. (India)	48,687	51,099

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Materials - 6.9% (Continued)
Materials - 6.9% (Continued)
Polyplex Thailand PCL (Thailand)	61,397	$17,438
Saudi Industrial Investment Group (Saudi Arabia)	26,293	109,954
Shinkong Synthetic Fibers Corp. (Taiwan)	49,000	16,142
Sibanye-Stillwater, Ltd. ADR (South Africa) (a)	5,100	24,072
SK Discovery Co., Ltd. (South Korea)	785	13,542
Soulbrain Co., Ltd. (South Korea)	246	12,602
Tailim Packaging Co., Ltd. (South Korea)	3,420	8,809
Taiwan Cement Corp. (Taiwan)	117,235	152,071
Tipco Asphalt PCL (Thailand)	28,500	14,782
Vale S.A. ADR (Brazil)	7,474	61,959
Vedanta, Ltd. ADR (India)	8,500	30,260
Vinythai PCL (Thailand)	24,000	12,854
West China Cement, Ltd. (China)	166,000	25,525
Xiwang Special Steel Co., Ltd. (China)	96,000	5,538
YFY, Inc. (Taiwan)	86,000	32,652
Young Poong Corp. (South Korea)	38	14,924
		1,730,044
Real Estate - 3.2%
Real Estate - 3.2%
China Aoyuan Group, Ltd. (China)	130,000	149,789
China Fortune Land Development Co., Ltd. - Class A (China)	3,800	11,078
China Vanke Co., Ltd. - H Shares (China)	10,200	33,220
Country Garden Holdings Co., Ltd. (China)	45,000	53,799
Delta Property Fund, Ltd. (South Africa)	267,778	4,143
Develia S.A. (Poland)	27,225	12,432
Dongwon Development Co., Ltd. (South Korea)	3,882	10,374
Emaar Malls PJSC (United Arab Emirates) (a)	50,859	14,675
Emaar Properties PJSC (United Arab Emirates)	29,955	17,791
Farglory Land Development Co., Ltd. (Taiwan)	13,000	16,235
Filinvest Land, Inc. (Philippines)	617,000	11,014
Gemdale Corp. - Class A (China)	9,600	18,950
Greenland Holdings Corp., Ltd. - Class A (China)	16,300	12,358
Jaya Real Property Tbk P.T. (Indonesia)	430,200	10,213
JHSF Participacoes S.A. (Brazil) (a)	10,400	7,007
Kingdom Development Co., Ltd. (Taiwan)	19,000	14,278

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Real Estate - 3.2% (Continued)
Real Estate - 3.2% (Continued)
KWG Group Holdings, Ltd. (China) (a)	12,500	$17,768
L.P.N. Development PCL (Thailand)	72,500	7,238
Logan Property Holdings Co., Ltd. (China)	40,000	60,848
Matrix Concepts Holdings Bhd (Malaysia)	99,375	36,130
Noble Development PCL (Thailand)	19,700	7,168
Origin Property PCL (Thailand)	69,600	7,502
Poly Developments and Holdings Group Co., Ltd. - Class A (China)	9,000	18,757
SA Corporate Real Estate, Ltd. (South Africa) (a)	112,674	7,115
Seazen Group, Ltd. (China) (a)	46,000	40,997
Shenzhen Investment, Ltd. (China)	40,000	12,390
SK D&D Co., Ltd. (South Korea)	718	14,707
Sunac China Holdings, Ltd. (China)	29,000	132,264
Supalai PCL (Thailand)	23,200	10,527
Times China Holdings, Ltd. (China)	15,000	24,718
		795,485
Utilities - 2.2%
Utilities - 2.2%
AES Gener S.A. (Chile)	87,831	10,673
China Resources Power Holdings Co., Ltd. (China)	54,000	59,225
China Tian Lun Gas Holdings, Ltd. (China)	34,000	25,638
China Water Affairs Group, Ltd. (China)	118,000	88,127
Cia de Saneamento de Minas Gerais S.A. (Brazil)	1,400	11,023
Colbun S.A. (Chile)	116,663	12,677
Enel Americas S.A. ADR (Chile)	10,021	60,727
Enel Chile S.A. ADR (Chile)	7	23
Engie Energia Chile S.A. (Chile)	10,046	11,081
Federal Grid Co. Unified Energy System PJSC (Russia)	6,680,000	13,507
First Gen Corp. (Philippines)	56,300	18,229
First Philippine Holdings Corp. (Philippines)	11,370	10,743
Gujarat State Petronet, Ltd. (India)	5,416	12,381
Inter RAO UES PJSC (Russia)	646,000	39,731
Lopez Holdings Corp. (Philippines)	184,000	10,109
Mega First Corp. Bhd (Malaysia)	14,800	15,164
NTPC, Ltd. (India)	29,570	32,984

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Utilities - 2.2% (Continued)
Utilities - 2.2% (Continued)
OGK-2 PJSC (Russia)	2,185,000	$15,885
Power Grid Corp. of India, Ltd. (India)	17,631	37,143
Ranhill Holdings Bhd (Malaysia)	56,000	11,769
SJVN, Ltd. (India)	49,022	13,503
Yunnan Water Investment Co., Ltd. - H Shares (China)	184,877	33,790
		544,132

Total Common Stocks (Cost $27,662,669)		$24,237,704

PREFERRED STOCKS - 3.3%	Shares	Value
Communication Services - 0.1%
Telecommunication Services - 0.1%
Telefonica Brasil S.A. ADR (Brazil)	2,100	$20,013

Energy - 0.4%
Energy - 0.4%
Petroleo Brasileiro S.A. (Brazil)	17,600	94,864

Financials - 0.6%
Banks - 0.6%
Itausa - Investimentos Itau S.A. (Brazil)	97,800	165,112

Information Technology - 2.0%
Technology Hardware & Equipment - 2.0%
Samsung Electronics Co., Ltd. (South Korea)	15,390	501,056

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 3.3% (Continued)	Shares	Value
Utilities - 0.2%
Utilities - 0.2%
Cia de Saneamento do Parana (Brazil)	23,700	$21,945
Cia Paranaense de Energia (Brazil)	2,000	20,598
		42,543

Total Preferred Stocks (Cost $995,709)		$823,588

Investments at Value - 100.2% (Cost $28,658,378)		$25,061,292

Liabilities in Excess of Other Assets - (0.2%)		(58,998)

Net Assets - 100.0%		$25,002,294

(a)	Non-income producing security.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are restricted. See the table on the following page for additional information regarding each restricted security.
(c)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

Sector, industry and country classifications presented herein are based on the categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's classifications refer to any one or more of the classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
March 31, 2020 (Unaudited)

Country	Value	% of Net Assets
China	$8,868,447	35.5%
Taiwan	3,044,083	12.2%
South Korea	3,036,411	12.1%
India	2,064,013	8.3%
Hong Kong	1,433,675	5.7%
Brazil	1,208,300	4.8%
South Africa	820,669	3.3%
Russia	727,818	2.9%
Thailand	593,353	2.4%
Saudi Arabia	536,349	2.1%
Malaysia	519,711	2.1%
Mexico	436,765	1.7%
Indonesia	424,472	1.7%
Philippines	277,273	1.1%
Qatar	186,946	0.7%
Turkey	173,897	0.7%
Chile	171,854	0.7%
Poland	149,745	0.6%
Colombia	109,254	0.4%
Egypt	84,457	0.3%
United Arab Emirates	79,043	0.3%
Greece	62,117	0.3%
Peru	26,223	0.1%
United States	16,102	0.1%
Hungary	10,315	0.1%
Total Investments	$25,061,292	100.2%
Liabilities in Excess of Other Assets	(58,998)	(0.2%)
Net Assets	$25,002,294	100.0%

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

RESTRICTED SECURITIES

March 31, 2020

Issuer Description	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
Postal Savings Bank of China Co., Ltd. - H Shares, 144A (China)	12/13/19-02/11/20	$122,421	$110,810	0.44%

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 2.5%
Media & Entertainment - 0.4%
Cairo Communication S.p.A. (Italy)	108,641	$187,839
DIP Corp. (Japan)	20,000	321,251
Hyve Group PLC (United Kingdom)	268,862	65,852
Wowow, Inc. (Japan)	3,357	74,554
		649,496
Telecommunication Services - 2.1%
Airtel Africa PLC (United Kingdom)	889,626	448,141
CITIC Telecom International Holdings, Ltd. (Hong Kong)	2,085,000	687,978
Orange Belgium S.A. (Belgium)	42,472	746,154
SpeedCast International, Ltd. (Australia) (a) (b)	55,059	19,594
Sunrise Communications Group A.G. (Switzerland) (a)	22,236	1,782,488
Telekom Austria A.G. (Austria)	36,250	252,882
		3,937,237
Consumer Discretionary - 13.7%
Automobiles & Components - 3.5%
Aisan Industry Co., Ltd. (Japan)	40,500	188,431
AKWEL (France)	7,015	81,923
CIE Automotive S.A. (Spain)	36,011	550,488
Daikyonishikawa Corp. (Japan)	78,664	358,850
Eagle Industry Co., Ltd. (Japan)	24,500	152,292
Faurecia S.E. (France)	22,428	656,222
Freni Brembo S.p.A. (Italy)	26,159	193,817
Futaba Industrial Co., Ltd. (Japan)	94,200	394,496
G-Tekt Corp. (Japan)	26,700	271,662
Kasai Kogyo Co., Ltd. (Japan)	47,831	233,081
MITSUBA Corp. (Japan) (a)	51,500	198,739
Piaggio & C. S.p.A. (Italy)	464,675	820,381
TI Fluid Systems PLC (United Kingdom) (a)	122,198	223,333
Tokai Rika Co., Ltd. (Japan)	37,500	463,637
Toyo Tire Corp. (Japan)	34,700	396,701
Toyota Boshoku Corp. (Japan)	38,200	451,855
TPR Co., Ltd. (Japan)	34,300	364,549
Xinyi Glass Holdings, Ltd. (Hong Kong)	352,000	401,941
		6,402,398

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Discretionary - 13.7% (Continued)
Consumer Durables & Apparel - 3.6%
Barratt Developments PLC (United Kingdom)	13,439	$72,711
Cleanup Corp. (Japan)	15,900	78,173
Haseko Corp. (Japan)	185,400	1,971,847
Nobia A.B. (Sweden) (a)	69,469	246,524
Photo-Me International PLC (United Kingdom)	91,917	44,683
Pressance Corp. (Japan)	98,329	865,374
Redrow PLC (United Kingdom)	217,392	964,592
Starts Corp., Inc. (Japan)	5,499	101,907
Tamron Co., Ltd. (Japan)	46,700	782,895
Texwinca Holdings, Ltd. (Hong Kong)	1,270,000	202,979
Token Corp. (Japan) (a)	4,600	340,354
Vistry Group PLC (United Kingdom)	142,268	1,015,035
		6,687,074
Consumer Services - 1.2%
Gamesys Group PLC (United Kingdom) (a)	62,383	564,454
Kindred Group PLC (Sweden)	268,318	982,929
Marston's PLC (United Kingdom)	514,221	260,381
Mitchells & Butlers PLC (United Kingdom) (a)	33,109	74,114
SkyCity Entertainment Group, Ltd. (New Zealand)	200,021	220,576
		2,102,454
Media - 1.9%
Avex, Inc. (Japan)	57,300	452,159
Cineworld Group PLC (United Kingdom)	153,009	93,380
HT&E, Ltd. (Australia)	100,829	70,688
Mediaset Espana Comunicacion S.A. (Spain)	249,923	911,866
Metropole Television S.A. (France)	31,167	344,676
Proto Corp. (Japan)	66,000	523,873
Southern Cross Media Group, Ltd. (Australia) (b)	214,487	22,599
Television Francaise 1 (France) (a)	180,377	979,589
		3,398,830
Retailing - 3.5%
Accent Group, Ltd. (Australia)	257,968	124,663
Bilia A.B. - Class A (Sweden)	21,131	130,289
Canon Marketing Japan, Inc. (Japan)	45,490	899,820
CECONOMY A.G. (Germany) (a)	296,406	642,988

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Discretionary - 13.7% (Continued)
Retailing - 3.5% (Continued)
Chori Co., Ltd. (Japan)	7,000	$99,385
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	313,000	309,063
Clas Ohlson A.B. - B Shares (Sweden)	70,334	511,438
Delek Automotive Systems, Ltd. (Israel)	20,933	81,107
Dixons Carphone PLC (United Kingdom)	286,375	274,805
Europris A.S.A. (Norway) (a)	74,895	217,174
JB Hi-Fi, Ltd. (Australia)	7,663	131,910
Mekonomen A.B. (Sweden) (a)	17,159	76,662
Mobilezone Holding A.G. (Switzerland) (a)	11,185	96,246
N Brown Group PLC (United Kingdom)	142,235	25,995
PAL Group Holdings Co., Ltd. (Japan)	37,400	454,321
Super Retail Group, Ltd. (Australia)	260,183	744,020
T-Gaia Corp. (Japan)	14,432	272,900
Tokmanni Group Corp. (Finland)	28,812	285,463
VT Holdings Co., Ltd. (Japan)	122,800	332,443
World Co., Ltd. (Japan)	33,000	458,402
XEBIO Holdings Co., Ltd. (Japan)	42,100	346,607
		6,515,701
Consumer Staples - 7.3%
Food & Staples Retailing - 1.6%
Axial Retailing, Inc. (Japan)	9,799	359,472
Cawachi, Ltd. (Japan)	20,500	449,917
Conviviality PLC (United Kingdom) (a) (b)	284,313	0
Kesko OYJ - B Shares (Finland)	4,333	244,837
Metcash, Ltd. (Australia)	275,526	534,071
Nihon Chouzai Co., Ltd. (Japan)	23,990	367,383
Qol Holdings Co., Ltd. (Japan)	40,800	498,584
Sonae SGPS S.A. (Portugal)	212,145	137,387
Valor Holdings Co., Ltd. (Japan)	22,365	397,123
		2,988,774
Food, Beverage & Tobacco - 5.6%
Agrana Beteiligungs A.G. (Austria)	6,430	114,985

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Staples - 7.3% (Continued)
Food, Beverage & Tobacco - 5.6% (Continued)
Bumitama Agri, Ltd. (Indonesia)	278,642	$76,403
Feed One Co., Ltd. (Japan)	131,846	183,968
Grieg Seafood A.S.A. (Norway)	72,636	670,897
J-Oil Mills, Inc. (Japan)	19,000	802,788
Marudai Food Co., Ltd. (Japan)	26,820	484,174
Morinaga Milk Industry Co., Ltd. (Japan)	37,900	1,461,976
Nippon Beet Sugar Manufacturing Co., Ltd. (Japan)	6,867	109,306
Nisshin OilliO Group, Ltd. (The) (Japan)	18,386	618,821
Origin Enterprises PLC (Ireland)	102,371	230,440
Prima Meat Packers, Ltd. (Japan)	32,100	726,771
Riken Vitamin Co., Ltd. (Japan)	8,200	166,571
Scandinavian Tobacco Group A/S (Denmark)	112,767	1,132,486
Schouw & Co. A/S (Denmark)	3,547	235,124
Select Harvest, Ltd. (Australia)	173,004	740,150
Starzen Co., Ltd. (Japan)	7,703	316,611
Strauss Group, Ltd. (Israel) (a)	7,990	209,534
Tate & Lyle PLC (United Kingdom)	226,231	1,842,337
Vilmorin & Cie S.A. (France)	2,164	85,684
		10,209,026
Household & Personal Products - 0.1%
Best World International, Ltd. (Singapore) (b)	88,900	66,916
Ontex Group N.V. (Belgium)	8,472	147,353
		214,269
Energy - 2.5%
Energy - 2.5%
Beach Energy, Ltd. (Australia)	761,611	530,648
BW LPG, Ltd. (Norway)	93,054	280,419
Delek Group, Ltd. (Israel)	1,659	43,348
Diversified Gas & Oil PLC (United Kingdom)	464,652	509,683
EnQuest PLC (United Kingdom) (a)	1,900,610	179,801
Euronav N.V. (Belgium)	137,408	1,562,745
Gulf Keystone Petroleum, Ltd. (United Kingdom)	51,887	43,545
Japan Petroleum Exploration Co., Ltd. (Japan)	18,600	304,846
RAIZNEXT Corp. (Japan)	37,180	418,914
Saras S.p.A. (Italy)	480,780	444,054

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Energy - 2.5% (Continued)
Energy - 2.5% (Continued)
Serica Energy PLC (United Kingdom) (a)	14,418	$14,068
Tethys Oil A.B. (Sweden)	41,336	196,027
Z Energy, Ltd. (New Zealand)	90,791	155,190
		4,683,288
Financials - 9.8%
Banks - 3.5%
Akita Bank, Ltd. (The) (Japan)	10,100	145,308
Bank of Georgia Group PLC (United Kingdom)	18,469	209,837
Bank of Saga, Ltd. (The) (Japan)	12,100	128,474
BAWAG Group A.G. (Austria) (a)	37,393	1,042,283
Hiroshima Bank, Ltd. (The) (Japan)	133,200	554,652
Israel Discount Bank, Ltd. - Class A (Israel)	147,324	428,827
Miyazaki Bank, Ltd. (The) (Japan)	7,500	165,148
Norwegian Finans Holding A.S.A. (Norway) (a)	149,798	603,208
OneSavings Bank PLC (United Kingdom)	309,298	964,843
Ringkjoebing Landbobank A/S (Denmark)	1,550	85,780
San ju San Financial Group, Inc. (Japan)	15,965	220,605
Spar Nord Bank A/S (Denmark) (a)	44,881	270,985
SpareBank 1 Nord-Norge (Norway)	99,499	496,968
SpareBank 1 Ostlandet (Norway)	14,964	107,140
SpareBank 1 SMN (Norway)	95,100	605,187
Suruga Bank, Ltd. (Japan)	21,300	69,673
Tokyo Kiraboshi Financial Group, Inc. (Japan)	30,941	325,146
Towa Bank, Ltd. (The) (Japan)	26,200	152,034
		6,576,098
Diversified Financials - 5.2%
Amigo Holdings PLC (United Kingdom)	233,298	43,457
Anima Holding S.p.A. (Italy) (a)	381,411	1,012,772
Arrow Global Group PLC (United Kingdom)	180,188	236,219
Azimut Holdings S.p.A. (Italy)	70,873	1,007,938
B2Holding A.S.A. (Norway) (a)	522,770	180,712
doValue S.p.A. (Italy) (a)	12,963	79,353
DWS Group GmbH & Co. KGaA (Germany) (a)	41,356	1,003,291
First Pacific Co. (Hong Kong)	1,844,000	340,699
Hitachi Capital Corp. (Japan)	23,783	447,370

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Financials - 9.8% (Continued)
Diversified Financials - 5.2% (Continued)
International Personal Finance PLC (United Kingdom)	195,061	$184,798
IOOF Holdings, Ltd. (Australia)	319,426	721,381
Pendal Group, Ltd. (Australia)	160,966	437,253
Resurs Holding A.B. (Sweden)	58,918	199,969
Strike Co., Ltd. (Japan) (a)	14,943	484,435
Sun Hung Kai & Co., Ltd. (Hong Kong)	1,072,000	401,440
TP ICAP PLC (United Kingdom)	402,135	1,674,051
Zenkoku Hosho Co., Ltd. (Japan)	34,243	1,077,496
		9,532,634
Insurance - 1.1%
ASR Nederland N.V. (Netherlands)	10,841	272,369
Coface S.A. (France) (a)	53,228	337,739
Menora Mivtachim Holdings, Ltd. (Israel)	10,499	118,237
Migdal Insurance and Financial Holdings, Ltd. (Israel)	261,004	135,419
Phoenix Group Holdings PLC (United Kingdom) (a)	59,124	454,194
Saga PLC (United Kingdom)	1,773,745	371,606
Unipol Gruppo S.p.A. (Italy) (a)	49,097	167,305
Wuestenrot & Wuerttembergische A.G. (Germany)	8,273	126,424
		1,983,293
Health Care - 8.4%
Healthcare Equipment & Services - 4.8%
Arjo A.B. - B Shares (Sweden)	37,451	185,059
Australian Pharmaceutical Industries, Ltd. (Australia)	773,522	594,835
BML, Inc. (Japan)	14,500	389,518
CVS Group PLC (United Kingdom)	87,265	895,087
Galenica A.G. (Switzerland)	30,369	2,072,416
Getinge A.B. - B Shares (Sweden)	32,827	620,651
Humana A.B. (Sweden) (a)	52,974	206,949
Korian S.A. (France) (a)	36,601	1,128,323
Mediclinic International PLC (United Kingdom)	323,858	1,073,450
NichiiGakkan Co., Ltd. (Japan)	16,360	155,950
NNIT A/S (Denmark)	11,459	144,576
Spire Healthcare Group PLC (United Kingdom) (a)	159,165	154,550
Summerset Group Holdings, Ltd. (New Zealand)	48,969	157,778

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Health Care - 8.4% (Continued)
Healthcare Equipment & Services - 4.8% (Continued)
Toho Holdings Co., Ltd. (Japan)	11,100	$232,377
Virtus Health, Ltd. (Australia)	87,400	100,791
Vital KSK Holdings, Inc. (Japan)	65,900	669,107
		8,781,417
Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
Almirall S.A. (Spain) (a)	11,557	133,571
Clinigen Group PLC (United Kingdom)	5,009	33,624
FAES Farma S.A. (Spain)	54,172	208,353
Fuso Pharmaceutical Industries, Ltd. (Japan)	6,000	116,113
Gerresheimer A.G. (Germany)	22,167	1,396,738
Hikma Pharmaceuticals PLC (United Kingdom)	21,588	543,380
Kaken Pharmaceutical Co., Ltd. (Japan)	20,600	960,364
Pharma Mar S.A. (Spain) (a)	27,619	129,946
Pharming Group N.V. (Netherlands) (a)	85,382	90,603
Recipharm A.B. (Sweden) (a)	86,442	874,198
Sawai Pharmaceutical Co., Ltd. (Japan)	17,200	921,660
Siegfried Holding A.G. (Switzerland) (a)	1,610	648,015
Towa Pharmaceutical Co., Ltd. (Japan)	29,373	614,021
		6,670,586
Industrials - 19.3%
Capital Goods - 14.1%
Bunka Shutter Co., Ltd. (Japan)	14,200	103,395
Chiyoda Integre Co., Ltd. (Japan)	7,510	111,373
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	13,041	408,235
Danieli & C. Officine Meccaniche S.p.A. (Italy)	43,050	300,635
Deutz A.G. (Germany)	257,447	935,779
Fomento de Construcciones y Contratas S.A. (Spain)	25,582	208,307
Fuji Corp./Aichi (Japan)	40,900	619,509
Hazama Ando Corp. (Japan)	98,800	626,313
Implenia A.G. (Switzerland)	9,067	315,205
Inabata & Co., Ltd. (Japan)	68,200	740,150
Inwido A.B. (Sweden)	125,551	713,079
Johnson Electric Holdings, Ltd. (Hong Kong)	127,500	199,723
JOST Werke A.G. (Germany)	5,026	121,091
Kanamoto Co., Ltd. (Japan)	2,082	40,291

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 19.3% (Continued)
Capital Goods - 14.1% (Continued)
Koninklijke BAM Groep N.V. (Netherlands) (a)	535,302	$750,456
Kumagai Gumi Co., Ltd. (Japan)	55,000	1,265,977
Kyudenko Corp. (Japan)	21,700	584,701
Lindab International A.B. (Sweden) (a)	56,584	432,601
Maeda Corp. (Japan)	78,900	579,542
Maire Tecnimont S.p.A. (Italy)	100,293	154,883
Manitou BF S.A. (France)	8,328	125,802
Mersen S.A. (France)	22,237	404,693
Morgan Sindall Group PLC (United Kingdom)	19,350	285,444
Nichias Corp. (Japan)	32,900	610,535
Nippon Carbon Co., Ltd. (Japan)	24,300	719,662
Nippon Koei Co., Ltd. (Japan) (a)	19,300	524,751
Nippon Steel Trading Corp. (Japan)	16,200	546,196
Nishimatsu Construction Co., Ltd. (Japan)	40,797	778,977
NRW Holdings, Ltd. (Australia)	719,897	554,228
Peab A.B. - Class B (Sweden)	151,135	1,082,211
Penta-Ocean Construction Co., Ltd. (Japan)	154,400	808,478
PER Aarsleff Holdings A/S - Class B (Denmark)	26,327	576,641
Porr A.G. (Austria)	11,663	191,269
Sacyr S.A. (Spain)	124,059	187,663
Sanki Engineering Co., Ltd. (Japan)	66,840	748,362
Service Stream, Ltd. (Australia)	595,196	665,149
Shikun & Binui, Ltd. (Israel)	31,387	110,344
Shun Tak Holdings, Ltd. (Hong Kong)	2,370,000	801,272
Signify N.V. (Netherlands) (a)	65,362	1,265,755
Sinko Industries, Ltd. (Japan)	33,395	427,870
Sulzer A.G. (Switzerland)	1,299	80,877
Takasago Thermal Engineering Co., Ltd. (Japan)	45,200	691,216
Tekken Corp. (Japan)	24,182	523,814
TOA Corp. (Japan)	44,100	586,888
Toda Corp. (Japan)	117,000	675,307
Toenec Corp. (Japan)	8,680	253,904
Totetsu Kogyo Co., Ltd. (Japan)	15,050	403,538
Toyo Construction Co., Ltd. (Japan)	132,000	529,854
Travis Perkins PLC (United Kingdom)	15,766	171,552

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 19.3% (Continued)
Capital Goods - 14.1% (Continued)
Uponor OYJ (Finland)	21,986	$197,827
Veidekke A.S.A. (Norway) (a)	27,653	230,497
Yahagi Construction Co., Ltd. (Japan)	18,200	130,795
Yuasa Trading Co., Ltd. (Japan)	15,654	411,854
Zehnder Group A.G. (Switzerland) (a)	9,542	360,914
Zumtobel Group A.G. (Austria) (a)	14,761	97,258
		25,972,642
Commercial & Professional Services - 2.7%
Aggreko PLC (United Kingdom)	39,401	235,706
Babcock International Group PLC (United Kingdom)	211,308	998,222
Biffa PLC (United Kingdom)	143,238	314,327
Derichebourg S.A. (France)	129,132	353,007
Downer EDI, Ltd. (Australia)	220,211	402,208
Intertrust N.V. (Netherlands)	17,437	219,321
Intrum A.B. (Sweden)	63,932	846,713
Loomis A.B. (Sweden) (a)	67,781	1,371,901
Prosegur Cash S.A. (Spain)	23,681	22,462
Tanseisha Co., Ltd. (Japan)	13,300	89,400
		4,853,267
Transportation - 2.5%
Air New Zealand, Ltd. (New Zealand)	332,329	166,187
bpost S.A. (Belgium)	159,264	1,121,971
Compania de Distribucion Integral Logista Holdings S.A. (Spain)	7,669	123,013
CTT-Correios de Portugal S.A. (Portugal)	97,247	243,570
D/S Norden A/S (Denmark) (a)	16,328	182,122
Dart Group PLC (United Kingdom)	56,056	378,771
DFDS A/S (Denmark) (a)	3,211	72,259
Go-Ahead Group PLC (The) (United Kingdom) (a)	105,200	1,066,405
Golden Ocean Group, Ltd. (Norway)	32,492	101,130
Nobina A.B. (Sweden)	26,375	142,503
NS United Kaiun Kaisha, Ltd. (Japan)	11,300	144,697
Stagecoach Group PLC (United Kingdom)	957,078	820,354
Wallenius Wilhelmsen A.S.A. (Norway) (a)	97,687	92,697
		4,655,679

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Information Technology - 11.2%
Semiconductors & Semiconductor Equipment - 1.9%
ams A.G. (Switzerland) (a)	40,744	$398,301
Dialog Semiconductor PLC (Germany) (a)	35,946	933,625
Elmos Semiconductor A.G. (Germany)	16,353	336,669
Nova Measuring Instruments, Ltd. (Israel) (a)	12,793	419,669
Siltronic A.G. (Germany)	9,991	722,227
Tower Semiconductor, Ltd. (Israel) (a)	41,171	647,532
		3,458,023
Software & Services - 3.9%
Avast PLC (United Kingdom)	135,841	657,377
Bravura Solutions, Ltd. (Australia)	101,256	235,672
Computacenter PLC (United Kingdom)	93,338	1,656,366
DTS Corp. (Japan)	44,600	774,439
Econocom Group S.A./N.V. (Belgium)	112,335	176,181
GFT Technologies S.E. (Germany)	33,101	275,169
GungHo Online Entertainment, Inc. (Japan)	60,170	838,750
Indra Sistemas S.A. (Spain) (a)	13,201	107,411
Integrated Research, Ltd. (Australia)	114,400	182,677
Link Administration Holdings, Ltd. (Australia)	163,008	321,796
Micro Focus International PLC (United Kingdom) (a)	16,029	79,172
Mitsubishi Research Institute, Inc. (Japan)	12,400	377,132
Playtech PLC (United Kingdom)	193,859	402,799
Sopra Steria Group (France)	2,631	287,567
TietoEVRY OYJ (Finland)	39,666	855,154
		7,227,662
Technology Hardware & Equipment - 5.4%
AT&S Austria Technologie & Systemtechnik A.G. (Austria)	42,543	615,755
Canon Electronics, Inc. (Japan)	8,100	119,125
Daiwabo Holdings Co., Ltd. (Japan)	21,200	1,014,035
Dicker Data, Ltd. (Australia)	86,308	306,923
Elematec Corp. (Japan)	19,829	140,871
Hakuto Co., Ltd. (Japan)	12,700	113,407
HOCHIKI Corp. (Japan)	20,800	262,218
Hosiden Corp. (Japan)	61,300	425,701
Japan Aviation Electronics Industry, Ltd. (Japan)	98,200	1,175,193
Kaga Electronics Co., Ltd. (Japan)	17,900	280,200

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Information Technology - 11.2% (Continued)
Technology Hardware & Equipment - 5.4% (Continued)
Landis+Gyr Group A.G. (Switzerland) (a)	24,082	$1,647,950
MCJ Co., Ltd. (Japan)	137,100	753,360
Melco Holdings, Inc. (Japan)	5,964	120,035
Nichicon Corp. (Japan)	75,100	466,579
Oki Electric Industry Co., Ltd. (Japan)	57,400	536,616
Quadient (France)	12,200	213,989
Restar Holdings Corp. (Japan)	29,300	405,261
Sanshin Electronics Co., Ltd. (Japan)	12,800	165,347
Spectris PLC (United Kingdom)	28,018	844,958
VTech Holdings, Ltd. (Hong Kong)	29,438	211,985
		9,819,508
Materials - 7.8%
Materials - 7.8%
Aichi Steel Corp. (Japan)	14,200	411,318
Aperam S.A. (France)	28,865	609,993
Ashtrom Group, Ltd. (Israel)	12,632	140,146
Bekaert S.A. (Belgium)	22,244	370,424
Buzzi Unicem S.p.A. (Italy)	41,147	386,059
C.I. TAKIRON Corp. (Japan)	54,400	300,499
Central Asia Metals PLC (United Kingdom)	91,237	172,394
Constellium S.E. (Netherlands) (a)	11,100	57,831
Coronado Global Resources, Inc. (Australia)	438,655	308,066
Dainichiseika Color & Chemicals Manufacturing Co., Ltd. (Japan)	9,600	208,816
Eramet (France) (a)	5,532	173,024
EVRAZ PLC (United Kingdom)	351,664	1,007,115
Ferrexpo PLC (United Kingdom)	796,577	1,144,019
Godo Steel, Ltd. (Japan)	20,150	391,336
Granges A.B. (Sweden)	60,146	295,455
Gurit Holding A.G. (Switzerland)	348	411,507
Hadera Paper, Ltd. (Israel) (a)	5,971	219,895
Jupiter Mines, Ltd. (Australia)	2,375,398	325,129
Kemira OYJ (Finland)	18,498	178,163
Kureha Corp. (Japan)	9,000	364,965
Kyoei Steel, Ltd. (Japan)	24,200	278,004

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Materials - 7.8% (Continued)
Materials - 7.8% (Continued)
Mount Gibson Iron, Ltd. (Australia)	2,177,491	$884,173
Nippon Light Metal Holdings Co., Ltd. (Japan)	99,200	154,464
OCI N.V. (Netherlands) (a)	7,028	83,920
Perenti Global, Ltd. (Australia)	1,326,829	485,370
Sandfire Resources, Ltd. (Australia)	35,694	71,508
Showa Denko K.K. (Japan)	46,400	952,019
Sintokogio, Ltd. (Japan)	15,974	110,055
St Barbara, Ltd. (Australia)	117,697	155,369
Tenma Corp. (Japan)	12,125	180,250
Tokuyama Corp. (Japan)	56,000	1,074,287
Tokyo Steel Manufacturing Co., Ltd. (Japan)	78,800	492,317
Ube Industries, Ltd. (Japan)	68,927	1,051,539
Vetropack Holding A.G. (Switzerland)	213	559,619
Wienerberger A.G. (Austria) (a)	18,717	292,185
		14,301,233
Real Estate - 12.6%
Real Estate - 12.6%
Allreal Holding A.G. (Switzerland) (a)	2,030	376,899
Aventus Group (Australia)	200,143	181,841
Blue Square Real Estate, Ltd. (Israel)	1,876	74,010
Capital & Regional PLC (United Kingdom)	48,879	56,091
Charter Hall Retail REIT (Australia)	468,411	894,398
Corestate Capital Holding S.A. (Germany)	46,892	1,369,013
DIC Asset A.G. (Germany) (a)	95,967	998,352
Dios Fastigheter A.B. (Sweden)	134,331	897,719
Eagle Hospitality Trust (Singapore) (a) (b)	1,204,600	116,475
Emperor International Holdings, Ltd. (Hong Kong)	223,146	36,594
Empiric Student Property PLC (United Kingdom)	449,682	366,196
First Real Estate Investment Trust (Singapore)	598,200	284,417
Goldcrest Co., Ltd. (Japan)	33,100	497,569
Hammerson PLC (United Kingdom)	229,977	219,492
Intervest Offices & Warehouses N.V. (Belgium)	13,580	353,546
Invincible Investment Corp. (Japan)	5,036	1,136,209
Japan Hotel REIT Investment Corp. (Japan)	2,293	669,419
K Wah International Holdings, Ltd. (Hong Kong)	1,796,000	771,685

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Real Estate - 12.6% (Continued)
Real Estate - 12.6% (Continued)
Kungsleden A.B. (Sweden)	12,853	$96,671
Lar Espana Real Estate Socimi S.A. (Spain)	68,801	305,184
Lippo Malls Indonesia Retail Trust (Singapore)	2,028,629	166,547
Manulife U.S. Real Estate Investment Trust (Singapore)	1,136,500	820,442
Mercialys S.A. (France)	114,479	835,793
Merlin Properties Socimi S.A. (Spain)	23,677	178,544
MIRAI Corp. (Japan)	3,028	1,029,053
NewRiver REIT PLC (United Kingdom) (c)	625,486	457,141
Nexity S.A. (France) (a)	7,193	221,232
Norstar Holdings, Inc. (Israel)	15,515	170,213
Nyfosa A.B. (Sweden) (a)	58,148	291,223
Oxley Holdings, Ltd. (Singapore)	524,900	75,517
Property & Building Corp., Ltd. (Israel)	1,510	93,867
Regional REIT, Ltd. (United Kingdom)	462,205	472,873
Reit 1, Ltd. (Israel)	46,312	223,774
Rural Funds Group (Australia)	357,458	417,300
Samhallsbyggnadsbolaget i Norden A.B. (Sweden) (a)	676,075	1,295,915
Samty Co., Ltd. (Japan)	17,100	189,499
Samty Residential Investment Corp. (Japan)	978	768,143
Sasseur Real Estate Investment Trust (Singapore)	1,072,600	445,046
Savills PLC (United Kingdom)	86,122	877,844
Selvaag Bolig A.S.A. (Norway)	73,456	325,060
Sirius Real Estate, Ltd. (United Kingdom)	229,982	188,430
Soilbuild Business Space REIT (Singapore)	439,800	98,486
Star Asia Investment Corp. (Japan)	290	229,828
Sun Frontier Fudousan Co., Ltd. (Japan)	10,318	78,072
Takara Leben Co., Ltd. (Japan)	253,557	815,735
Takara Leben Real Estate Investment Trust Corp. (Japan)	1,244	926,524
Tritax Big Box REIT PLC (United Kingdom)	380,601	530,317
Wereldhave N.V. (Netherlands)	71,538	525,852
Wihlborgs Fastigheter A.B. (Sweden) (a)	14,188	196,208
Yanlord Land Group, Ltd. (Singapore)	766,474	528,998
		23,175,256

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Utilities - 2.4%
Utilities - 2.4%
ACEA S.p.A. (Italy)	69,950	$1,109,378
Albioma S.A. (France)	4,172	122,557
BKW A.G. (Switzerland)	7,128	580,516
Drax Group PLC (United Kingdom)	420,203	795,444
Encavis A.G. (Germany)	43,022	429,973
eREX Co., Ltd. (Japan)	9,100	103,293
Infigen Energy (Australia)	1,048,779	271,620
Iren S.p.A. (Italy)	180,457	449,313
REN - Redes Energeticas Nacionais, SGPS, S.A. (Portugal)	245,687	626,938
		4,489,032

Total Common Stocks (Cost $261,125,990)		$179,284,877

PREFERRED STOCKS - 0.8%	Shares	Value
Health Care - 0.5%
Healthcare Equipment & Services - 0.5%
Draegerwerk A.G. & Co. KGaA (Germany)	9,327	$896,315

Industrials - 0.3%
Transportation - 0.3%
Sixt S.E. (Germany)	11,592	$451,000

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.8% (Continued)	Shares	Value
Materials - 0.1%
Materials - 0.1%
STO S.E. & Co. KGaA (Germany)	2,339	$213,949

Total Preferred Stocks (Cost $1,279,952)		$1,561,264

Investments at Value - 98.3% (Cost $262,405,942)		$180,846,141

Other Assets in Excess of Liabilities - 1.7%		3,127,018

Net Assets - 100.0%		$183,973,159

(a)	Non-income producing security.
(b)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.1% of net assets. The total value of these securities is $225,584.
(c)	Restricted security. See the table on the following page for additional information.

Sector, industry and country classifications presented herein are based on the categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's classifications refer to any one or more of the classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

Country Breakdown

March 31, 2020 (Unaudited)

Country	Value	% of Net Assets
Japan	$62,006,065	33.7%
United Kingdom	28,644,895	15.6%
Sweden	11,892,894	6.5%
Australia	11,436,030	6.2%
Germany	9,918,978	5.4%
Switzerland	8,932,652	4.9%
France	7,019,644	3.8%
Italy	6,313,727	3.4%
Belgium	4,478,374	2.4%
Hong Kong	4,365,359	2.4%
Norway	3,630,670	2.0%
Spain	3,475,043	1.9%
Netherlands	3,208,276	1.7%
Israel	3,115,922	1.7%
Austria	3,004,918	1.6%
Singapore	2,883,263	1.6%
Denmark	2,699,973	1.5%
Finland	1,761,444	1.0%
Portugal	1,007,895	0.5%
New Zealand	699,731	0.4%
Ireland	230,440	0.1%
Indonesia	76,403	0.0% (a)
Bermuda	43,545	0.0% (a)
Total Investments	$180,846,141	98.3%
Other Assets in Excess of Liabilities	3,127,018	1.7%
Net Assets	$183,973,159	100.0%

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

RESTRICTED SECURITIES

March 31, 2020

Issuer Description	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
NewRiver REIT PLC (United Kingdom)	02/13/18-09/20/19	$1,616,134	$457,141	0.25%

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Communication Services - 7.7%
Media & Entertainment - 5.6%
LIFULL Co., Ltd. (Japan)	147,200	$412,950
MarkLines Co., Ltd. (Japan)	36,411	546,560
ZIGExN Co., Ltd. (Japan)	191,642	466,146
		1,425,656
Telecommunication Services - 2.1%
Vision, Inc. (Japan) (a)	88,100	545,310

Consumer Discretionary - 15.1%
Consumer Durables & Apparel - 5.0%
MIPS A.B. (Sweden) (a)	57,704	1,292,072

Consumer Services - 6.3%
Arcland Service Holdings Co., Ltd. (Japan)	20,808	278,621
Fu Shou Yuan International Group, Ltd. (China)	1,076,847	941,223
MTY Food Group, Inc. (Canada)	9,589	146,851
Yossix Co., Ltd. (Japan)	15,515	263,269
		1,629,964
Retailing - 3.8%
Vertu Motors PLC (United Kingdom)	1,312,518	333,425
Webjet, Ltd. (Australia) (b)	267,860	645,695
		979,120
Consumer Staples - 3.4%
Food & Staples Retailing - 0.7%
Cake Box Holdings PLC (United Kingdom)	122,289	174,846

Household & Personal Products - 2.7%
Kitanotatsujin Corp. (Japan)	144,900	703,788

Financials - 11.1%
Banks - 1.8%
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	70,549	464,877

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.5% (Continued)	Shares	Value
Financials - 11.1% (Continued)
Commercial & Professional Services - 2.2%
Nihon M&A Center, Inc. (Japan)	20,530	$559,194

Diversified Financials - 7.1%
Azimut Holdings S.p.A. (Italy)	35,077	498,856
M&A Capital Partners Co., Ltd. (Japan) (a)	19,112	455,168
Sanne Group PLC (Jersey)	76,465	588,419
Strike Co., Ltd. (Japan) (a)	9,000	291,770
		1,834,213
Health Care - 4.0%
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
SwedenCare A.B. (Sweden) (a)	135,770	1,034,651

Industrials - 13.5%
Capital Goods - 4.1%
Diploma PLC (United Kingdom)	20,380	408,440
IMCD N.V. (Netherlands)	9,140	655,359
		1,063,799
Commercial & Professional Services - 9.4%
Boyd Group Services, Inc. (Canada)	7,665	798,006
Clipper Logistics PLC (United Kingdom)	343,775	641,962
SMS Co., Ltd. (Japan)	50,190	968,026
		2,407,994
Information Technology - 38.7%
Software & Services - 37.7%
Appen, Ltd. (Australia)	88,060	1,051,304
Autohome, Inc. ADR (China) (a)	6,243	443,378
CANCOM S.E. (Germany)	18,030	757,338
Constellation Software, Inc. (Canada)	1,677	1,524,288
Fortnox A.B. (Sweden)	78,074	1,294,156
GB Group PLC (United Kingdom)	165,420	1,181,831
Keywords Studios PLC (Ireland)	70,689	1,252,506
Logo Yazilim Sanayi Ve Ticaret A.S. (Turkey) (a)	35,970	324,667
Momo, Inc. ADR (China)	32,400	702,756

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.5% (Continued)	Shares	Value
Information Technology - 38.7% (Continued)
Software & Services - 37.7% (Continued)
PagSeguro Digital, Ltd. - Class A (Brazil) (a)	20,540	$397,038
Softcat PLC (United Kingdom)	60,969	777,099
		9,706,361
Technology Hardware & Equipment - 1.0%
PAX Global Technology, Ltd. (Hong Kong)	688,200	258,134

Investments at Value - 93.5% (Cost $24,504,218)		$24,079,979

Other Assets in Excess of Liabilities - 6.5%		1,663,623

Net Assets - 100.0%		$25,743,602

(a)	Non-income producing security.
(b)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 2.5% of net assets. The total value of these securities is $645,695.

Sector, industry and country classifications presented herein are based on the categorization methodology of the Adviser to the Funds.  For Fund compliance purposes, the Fund's classifications refer to any one or more of the classifications used by one or more widely recognized market indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

Country Breakdown

March 31, 2020 (Unaudited)

Country	Value	% of Net Assets
Japan	$5,490,802	21.3%
United Kingdom	3,982,480	15.5%
Sweden	3,620,879	14.1%
Canada	2,469,145	9.6%
China	2,087,357	8.1%
Australia	1,696,999	6.6%
Ireland	1,252,506	4.9%
Germany	757,338	2.9%
Netherlands	655,359	2.5%
Jersey	588,419	2.3%
Italy	498,856	1.9%
Brazil	397,038	1.5%
Turkey	324,667	1.3%
Hong Kong	258,134	1.0%
Total Investments	$24,079,979	93.5%
Other Assets in Excess of Liabilities	1,663,623	6.5%
Net Assets	$25,743,602	100.0%

See accompanying notes to Quarterly Statements of Investments.

SBH FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

March 31, 2020 (Unaudited)

						Asset Derivatives	Liability Derivatives
	Settlement	Fund	U.S. $ Value at	Fund	U.S. $ Value at	Unrealized	Unrealized
Counterparty	Date	Receiving	March 31, 2020	Delivering	March 31, 2020	Appreciation	Depreciation
BNY Mellon	6/17/2020	AED	49,433	USD	49,414	$19	$-
BNY Mellon	6/17/2020	BRL	684,049	USD	767,786	-	(83,737)
BNY Mellon	6/17/2020	CHF	1,357,108	USD	1,393,883	-	(36,775)
BNY Mellon	6/17/2020	CLP	66,672	USD	68,900	-	(2,228)
BNY Mellon	6/17/2020	COP	18,164	USD	20,486	-	(2,322)
BNY Mellon	6/17/2020	CZK	6,649	USD	7,335	-	(686)
BNY Mellon	6/17/2020	DKK	490,076	USD	503,036	-	(12,960)
BNY Mellon	6/17/2020	EUR	3,488,604	USD	3,582,876	-	(94,272)
BNY Mellon	6/17/2020	HKD	138,520	USD	138,193	327	-
BNY Mellon	6/17/2020	HUF	8,542	USD	9,436	-	(894)
BNY Mellon	6/17/2020	IDR	119,846	USD	134,555	-	(14,709)
BNY Mellon	6/17/2020	ILS	466,475	USD	474,090	-	(7,615)
BNY Mellon	6/17/2020	INR	1,058,642	USD	1,078,500	-	(19,858)
BNY Mellon	6/17/2020	JPY	1,407,880	USD	1,437,199	-	(29,319)
BNY Mellon	6/17/2020	KRW	1,072,392	USD	1,096,851	-	(24,459)
BNY Mellon	6/17/2020	MXP	182,643	USD	214,584	-	(31,941)
BNY Mellon	6/17/2020	NOK	482,261	USD	540,299	-	(58,038)
BNY Mellon	6/17/2020	NZD	210,277	USD	223,913	-	(13,636)
BNY Mellon	6/17/2020	PHP	66,445	USD	67,300	-	(855)
BNY Mellon	6/17/2020	PLN	67,827	USD	73,804	-	(5,977)
BNY Mellon	6/17/2020	QAR	75,488	USD	75,309	179	-
BNY Mellon	6/17/2020	RUB	57,077	USD	65,517	-	(8,440)
BNY Mellon	6/17/2020	SAR	208,640	USD	209,087	-	(447)
BNY Mellon	6/17/2020	SGD	431,358	USD	444,125	-	(12,767)
BNY Mellon	6/17/2020	THB	262,345	USD	273,756	-	(11,411)
BNY Mellon	6/17/2020	TWD	1,623,980	USD	1,629,990	-	(6,010)
BNY Mellon	6/17/2020	USD	1,433,216	AUD	1,329,029	104,187	-
BNY Mellon	6/17/2020	USD	1,486,110	CAD	1,418,909	67,201	-
BNY Mellon	6/17/2020	USD	3,164,220	GBP	3,021,038	143,182	-
BNY Mellon	6/17/2020	USD	2,339,718	SEK	2,211,120	128,598	-
BNY Mellon	6/17/2020	USD	362,478	TRY	336,663	25,815	-
BNY Mellon	6/17/2020	ZAR	270,173	USD	307,135	-	(36,962)
Total						$469,508	$(516,318)

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL GLOBAL LARGE CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Communication Services - 6.9%
Telecommunication Services - 6.9%
KDDI Corp. (Japan)	38,100	$1,125,504
Verizon Communications, Inc.	23,430	1,258,894
		2,384,398
Consumer Discretionary - 12.0%
Automobiles & Components - 5.0%
Toyota Motor Corp. (Japan)	16,200	976,364
Valeo S.A. (France)	46,960	763,721
		1,740,085
Consumer Services - 3.9%
Starbucks Corp.	20,200	1,327,948

Retailing - 3.1%
Lowe's Cos., Inc.	12,290	1,057,555

Consumer Staples - 12.7%
Food & Staples Retailing - 2.7%
Walmart, Inc.	8,107	921,117

Food, Beverage & Tobacco - 5.9%
Asahi Group Holdings, Ltd. (Japan)	31,200	1,012,303
Danone S.A. (France)	16,190	1,035,333
		2,047,636
Household & Personal Products - 4.1%
Kimberly-Clark Corp.	10,994	1,405,803

Energy - 4.8%
Energy - 4.8%
Chevron Corp.	13,910	1,007,919
Marathon Petroleum Corp.	27,710	654,510
		1,662,429
Financials - 15.4%
Banks - 3.0%
U.S. Bancorp	30,206	1,040,597

SEGALL BRYANT & HAMILL GLOBAL LARGE CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Financials - 15.4% (Continued)
Diversified Financials - 2.5%
Charles Schwab Corp. (The)	25,400	$853,948

Insurance - 9.9%
Chubb, Ltd. (Switzerland)	11,800	1,317,942
Helvetia Holding A.G. (Switzerland)	12,095	1,033,489
Power Corp. of Canada (Canada)	65,835	1,059,229
		3,410,660
Health Care - 13.1%
Pharmaceuticals, Biotechnology & Life Sciences - 13.1%
AbbVie, Inc.	14,374	1,095,155
Bayer A.G. (Germany)	19,540	1,118,750
Novartis A.G. ADR (Switzerland)	14,210	1,171,614
Roche Holdings A.G. (Switzerland)	3,510	1,129,455
		4,514,974
Industrials - 12.0%
Capital Goods - 5.9%
Lockheed Martin Corp.	2,960	1,003,292
Rockwell Automation, Inc.	6,740	1,017,133
		2,020,425
Commercial & Professional Services - 6.1%
Adecco Group A.G. (Switzerland)	21,700	855,231
RELX PLC (United Kingdom)	59,000	1,260,406
		2,115,637
Information Technology - 12.8%
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom, Inc.	4,380	1,038,498

Software & Services - 9.8%
Atos S.E. (France)	17,380	1,157,055
Broadridge Financial Solutions, Inc.	11,840	1,122,787
Sage Group PLC (The) (United Kingdom)	150,972	1,098,848
		3,378,690

SEGALL BRYANT & HAMILL GLOBAL LARGE CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Materials - 3.3%
Materials - 3.3%
Newmont Mining Corp.	25,020	$1,132,906

Utilities - 2.4%
Utilities - 2.4%
American Electric Power Co., Inc.	10,520	841,390

Investments at Value - 95.4% (Cost $35,444,667)		$32,894,696

Other Assets in Excess of Liabilities - 4.6%		1,572,440

Net Assets - 100.0%		$34,467,136

Sector, industry and country classifications presented herein are based on the categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's classifications refer to any one or more of the classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL GLOBAL LARGE CAP FUND

Country Breakdown

March 31, 2020 (Unaudited)

Country	Value	% of Net Assets
United States	$16,779,452	48.7%
Switzerland	5,507,731	16.0%
Japan	3,114,171	9.0%
France	2,956,109	8.6%
United Kingdom	2,359,254	6.8%
Germany	1,118,750	3.2%
Canada	1,059,229	3.1%
Total Investments	$32,894,696	95.4%
Other Assets in Excess of Liabilities	1,572,440	4.6%
Net Assets	$34,467,136	100.0%

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 6.0%
Media & Entertainment - 1.8%
Interpublic Group of Cos., Inc. (The)	15,510	$251,107

Telecommunication Services - 4.2%
AT&T, Inc.	8,950	260,892
Verizon Communications, Inc.	6,030	323,992
		584,884
Consumer Discretionary - 11.3%
Consumer Durables & Apparel - 1.8%
Ralph Lauren Corp.	3,750	250,613

Consumer Services - 5.3%
Brinker International, Inc.	11,145	133,851
Starbucks Corp.	4,120	270,849
Yum! Brands, Inc.	4,718	323,325
		728,025
Retailing - 4.2%
Ross Stores, Inc.	2,440	212,207
Target Corp.	4,013	373,088
		585,295
Consumer Staples - 7.8%
Food & Staples Retailing - 2.5%
Walmart, Inc.	3,117	354,153

Food, Beverage & Tobacco - 2.9%
General Mills, Inc.	7,570	399,469

Household & Personal Products - 2.4%
Kimberly-Clark Corp.	2,572	328,882

Energy - 3.4%
Energy - 3.4%
Chevron Corp.	4,110	297,811
Marathon Petroleum Corp.	7,530	177,858
		475,669

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 12.4%
Banks - 4.2%
M&T Bank Corp.	2,430	$251,335
U.S. Bancorp	9,575	329,859
		581,194
Diversified Financials - 2.9%
Nasdaq, Inc.	2,090	198,446
T. Rowe Price Group, Inc.	2,130	207,994
		406,440
Insurance - 5.3%
Chubb, Ltd. (Switzerland)	2,335	260,796
Principal Financial Group, Inc.	7,150	224,081
Prudential Financial, Inc.	4,770	248,708
		733,585
Health Care - 16.4%
Healthcare Equipment & Services - 7.9%
Becton, Dickinson and Co.	1,770	406,693
Cardinal Health, Inc.	7,525	360,749
Cerner Corp.	5,270	331,957
		1,099,399
Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
AbbVie, Inc.	4,656	354,741
Amgen, Inc.	1,950	395,323
Gilead Sciences, Inc.	5,683	424,861
		1,174,925
Industrials - 10.8%
Capital Goods - 6.7%
L3Harris Technologies, Inc.	1,797	323,676
Lockheed Martin Corp.	891	302,004
Rockwell Automation, Inc.	2,040	307,856
		933,536
Commercial & Professional Services - 1.5%
ManpowerGroup, Inc.	3,840	203,482

Transportation - 2.6%
CSX Corp.	6,300	360,990

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Information Technology - 20.0%
Semiconductors & Semiconductor Equipment - 5.1%
NVIDIA Corp.	1,555	$409,898
Texas Instruments, Inc.	2,950	294,794
		704,692
Software & Services - 13.2%
Accenture PLC - Class A (Ireland)	1,930	315,092
Automatic Data Processing, Inc.	2,180	297,962
Broadridge Financial Solutions, Inc.	2,698	255,851
International Business Machines Corp.	3,300	366,069
Microsoft Corp.	1,285	202,657
Oracle Corp.	8,050	389,057
		1,826,688
Technology Hardware & Equipment - 1.7%
NetApp, Inc.	5,665	236,174

Materials - 2.0%
Materials - 2.0%
Eastman Chemical Co.	5,816	270,909

Real Estate - 1.9%
Real Estate - 1.9%
Jones Lang LaSalle, Inc.	2,535	255,984

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Utilities - 5.9%
Utilities - 5.9%
American Electric Power Co., Inc.	5,810	$464,684
Exelon Corp.	9,540	351,167
		815,851

Investments at Value - 97.9% (Cost $15,523,671)		$13,561,946

Other Assets in Excess of Liabilities - 2.1%		291,693

Net Assets - 100.0%		$13,853,639

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

CORPORATE BONDS - 84.0%	Coupon	Maturity	Par Value	Value
Finance - 3.0%
Banking - 0.4%
American Express Credit Corp., Series F	2.375%	05/26/20	$30,000	$29,999

P&C Insurance - 1.1%
Chubb INA Holdings, Inc.	2.300%	11/03/20	94,000	94,101

Real Estate Investment Trusts - 1.5%
Ventas Realty, L.P.	3.250%	08/15/22	130,000	130,855

Industrial - 74.8%
Automobile Manufacturing - 3.3%
General Motors Financial Co., Inc.	4.200%	11/06/21	155,000	147,368
Goodyear Tire & Rubber Co.	8.750%	08/15/20	135,000	133,312
				280,680
Beverage / Bottling - 2.5%
Anheuser-Busch InBev S.A./N.V.	2.625%	01/17/23	140,000	140,591
Brown Forman Corp.	2.250%	01/15/23	76,000	75,627
				216,218
Building Products - 1.8%
Masco Corp.	3.500%	04/01/21	150,000	150,198

Chemicals - 0.3%
DowDuPont, Inc.	3.766%	11/15/20	25,000	25,079

Construction Machinery - 3.0%
CNH Industrial Capital LLC	4.875%	04/01/21	156,000	152,470
John Deere Capital Corp., Series G (3MO LIBOR + 24) (a)	2.127%	03/12/21	105,000	101,967
				254,437
Diversified Manufacturing - 4.9%
Cooper US, Inc.	3.875%	12/15/20	111,000	111,494
Roper Technologies, Inc.	3.000%	12/15/20	170,000	170,055
Xylem, Inc.	4.875%	10/01/21	130,000	133,757
				415,306

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 84.0% (Continued)	Coupon	Maturity	Par Value	Value
Electronics - 4.3%
Amphenol Corp.	3.125%	09/15/21	$160,000	$154,642
Corning, Inc.	2.900%	05/15/22	105,000	105,326
EMC Corp.	2.650%	06/01/20	113,000	112,356
				372,324
Food Processors - 1.9%
Kraft Foods Group, Inc.	3.500%	06/06/22	160,000	158,987

Healthcare Facilities / Supplies - 3.5%
CVS Health Corp.	2.800%	07/20/20	150,000	150,028
HCA, Inc.	4.750%	05/01/23	150,000	153,663
				303,691
Independent Energy - 6.1%
Apache Corp.	3.625%	02/01/21	164,000	132,577
Energen Corp.	4.625%	09/01/21	120,000	115,843
Occidental Petroleum Corp.	4.850%	03/15/21	159,000	133,195
PDC Energy, Inc., CV	1.125%	09/15/21	175,000	142,739
				524,354
Information / Data Technology - 1.9%
Fiserv, Inc.	2.700%	06/01/20	165,000	164,486

Leisure / Entertainment - 3.3%
Carnival Corp.	3.950%	10/15/20	150,000	144,751
Royal Caribbean Cruises, Ltd.	2.650%	11/28/20	151,000	135,983
				280,734
Media - Cable - 2.2%
Time Warner Cable, Inc.	4.125%	02/15/21	75,000	75,222
Time Warner Cable, Inc.	4.000%	09/01/21	110,000	110,203
				185,425
Media - Diversified - 1.6%
Viacom, Inc.	4.500%	03/01/21	135,000	135,263

Media - Non-Cable - 4.8%
21st Century Fox America, Inc.	4.500%	02/15/21	103,000	101,362
Discovery Communications, Inc.	4.375%	06/15/21	145,000	148,265
Omnicom GP / Omnicom Capital	3.625%	05/01/22	160,000	162,661
				412,288

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 84.0% (Continued)	Coupon	Maturity	Par Value	Value
Metals / Mining - 1.4%
Teck Resources, Ltd.	4.750%	01/15/22	$124,000	$119,024

Midstream Energy - 3.7%
Gulf South Pipeline Co., L.P.	4.000%	06/15/22	160,000	152,612
Magellan Midstream Partners, L.P.	4.250%	02/01/21	161,000	160,181
				312,793
Packaging - 1.8%
Avery Dennison Corp.	5.375%	04/15/20	158,000	157,960

Paper & Forest Products - 1.5%
Weyerhaeuser Co.	4.700%	03/15/21	129,000	130,181

Pharmaceuticals - 1.7%
Allergan, Inc.	3.375%	09/15/20	140,000	141,491

Publishing - 1.7%
Moody's Corp.	3.250%	06/07/21	145,000	145,065

Railroads - 3.5%
Canadian Pacific Rail Road Co.	9.450%	08/01/21	130,000	137,868
CSX Transportation, Inc.	9.750%	06/15/20	157,000	157,798
				295,666
Retail Stores - 1.5%
Best Buy Co., Inc.	5.500%	03/15/21	124,000	126,411

Services - 3.5%
Expedia Group, Inc.	5.950%	08/15/20	163,000	160,792
QVC, Inc.	4.375%	03/15/23	150,000	141,847
				302,639
Supermarkets - 0.3%
Kroger Co.	3.300%	01/15/21	24,000	24,098

Transportation Services - 5.5%
Continental Airlines, Inc., Series 2010-1, Class A	4.750%	07/12/22	74,189	74,730

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 84.0% (Continued)	Coupon	Maturity	Par Value	Value
Transportation Services - 5.5% (Continued)
Continental Airlines, Inc., Series 2012-1, Class B	6.250%	10/11/21	$59,370	$59,331
Fedex Corp.	3.400%	01/14/22	125,000	125,695
Hawaiian Airlines, Inc., Series 2013-1, Class B	4.950%	07/15/23	50,911	48,436
U.S. Airways, Series 2013-1, Class B	5.375%	05/15/23	170,908	163,157
				471,349
Wireless Telecommunications - 1.4%
American Tower Corp.	2.800%	06/01/20	120,000	119,057

Wireline Telecommunications - 1.9%
AT&T, Inc.	2.450%	06/30/20	165,000	164,902

Utility - 6.2%
Electric - 6.2%
Dominion Energy, Inc., Series A-1 (Yield of Treasury Note 2.125% 05/21 + 97) (b)	2.715%	08/15/21	162,000	159,804
Eversource Energy, Series I	2.500%	03/15/21	123,000	123,449
Oncor Electric Delivery Co.	7.000%	09/01/22	100,000	105,388
WEC Energy Group, Inc.	3.100%	03/08/22	135,000	136,576
				525,217

Total Corporate Bonds (Cost $7,424,931)				$7,170,278

MUNICIPAL BONDS - 0.2%	Coupon	Maturity	Par Value	Value
Maryland - 0.1%
State of Maryland, Series 2010-A	4.200%	03/01/21	$10,000	$10,299

New York - 0.1%
New York State Urban Development Corp., Series 2011-B	2.790%	03/15/21	10,000	10,134

Total Municipal Bonds (Cost $20,083)				$20,433

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 1.0%	Coupon	Maturity	Par Value	Value
Honda Auto Receivables Owner Trust, Series 2017-2, Class A-3	1.680%	08/16/21	$4,471	$4,461
John Deere Owner Trust, Series 2017-B, Class A-3	1.820%	10/15/21	28,058	27,956
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A-2A	2.640%	03/15/21	7,494	7,496
Toyota Auto Receivables Owner Trust, Series 2017-B, Class A-3	1.760%	07/15/21	25,595	25,567
Verizon Owner Trust, Series 2018-A, Class A-1A (a)	3.230%	04/20/23	18,000	18,216
Total Asset Backed Securities (Cost $83,548)				$83,696

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 4.3%	Coupon	Maturity	Par Value	Value
United States Treasury	1.375%	09/30/20	$145,000	$145,906
United States Treasury	2.250%	04/15/22	215,000	223,793
Total U.S. Treasury Bonds & Notes (Cost $362,487)				$369,699

Investments at Value - 89.5% (Cost $7,891,049)				$7,644,106

Other Assets in Excess of Liabilities - 10.5%				896,724

Net Assets - 100.0%				$8,540,830

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate or spread.
(b)	Step coupon. Rate shown is the coupon in effect as of March 31, 2020; reference rate and spread (in basis points) are indicated parenthetically.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

CORPORATE BONDS - 41.6%	Coupon	Maturity	Par Value	Value
Finance - 11.0%
Banking - 4.3%
Bank of America Corp., Series N	4.083%	03/20/51	$3,000,000	$3,405,518
Capital One Financial Corp.	3.200%	02/05/25	11,640,000	11,414,987
JPMorgan Chase & Co.	3.125%	01/23/25	7,285,000	7,589,342
Keycorp, Series I	5.100%	03/24/21	5,000,000	5,092,938
PNC Bank NA	2.700%	11/01/22	6,675,000	6,759,207
Wells Fargo & Co., Series Q	2.406%	10/30/25	7,725,000	7,612,031
				41,874,023
Broker/Asset Managers/Exchanges - 1.6%
Cboe Global Markets, Inc.	3.650%	01/12/27	9,800,000	10,269,730
FMR LLC, 144A (a) (b)	5.350%	11/15/21	2,275,000	2,438,802
FMR LLC, 144A (a) (b)	6.450%	11/15/39	2,575,000	3,445,860
				16,154,392
Life Insurance - 1.2%
Aviation Capital Group LLC, 144A (a) (b)	3.875%	05/01/23	4,250,000	3,971,231
Massachusetts Mutual Life Insurance Co., 144A (a) (b)	3.729%	10/15/70	2,279,000	2,112,771
Northwestern Mutual Life Insurance Co. (The), 144A (a) (b)	3.850%	09/30/47	6,775,000	5,735,344
				11,819,346
Mortgage Banking - 0.5%
Provident Funding Associates LP/PFG Finance Corp., 144A (a) (b)	6.375%	06/15/25	6,195,000	5,188,312

Noncaptive Diversified Financial Companies - 0.3%
Aircastle, Ltd.	5.000%	04/01/23	3,000,000	2,928,695

Real Estate Investment Trusts - 3.1%
Federal Realty Investment Trust	3.000%	08/01/22	2,020,000	2,037,793
MGM Growth Properties Operating Partnership LP/MGP Finance Co.	5.625%	05/01/24	5,199,000	4,991,040
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,989,750
Ventas Realty LP	3.500%	04/15/24	3,000,000	2,930,430
Ventas Realty LP	4.400%	01/15/29	2,955,000	2,940,853

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate Investment Trusts - 3.1% (Continued)
Washington REIT	4.950%	10/01/20	$9,325,000	$9,325,000
Washington REIT	3.950%	10/15/22	2,025,000	2,076,529
				30,291,395
Industrial - 27.4%
Aerospace / Defense - 0.8%
Airbus Finance BV, 144A (a) (b)	2.700%	04/17/23	1,950,000	1,908,378
Hexcel Corp.	4.700%	08/15/25	3,166,000	3,479,266
Hexcel Corp.	3.950%	02/15/27	2,495,000	2,473,859
				7,861,503
Automobile Manufacturing - 1.5%
General Motors Financial Co., Inc.	3.950%	04/13/24	4,425,000	4,010,487
Goodyear Tire & Rubber Co.	5.125%	11/15/23	2,000,000	1,890,620
Harley-Davidson Financial Services, Inc., 144A (a) (b)	4.050%	02/04/22	8,600,000	8,406,983
				14,308,090
Beverage / Bottling - 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.900%	02/01/46	5,700,000	6,221,590
Fomento Economico Mexicano S.A.B. de C.V.	2.875%	05/10/23	7,548,000	7,509,087
PepsiCo, Inc.	3.875%	03/19/60	1,575,000	1,979,313
				15,709,990
Building Products - 1.3%
Allegion PLC	3.500%	10/01/29	5,063,000	4,909,812
Masco Corp.	6.500%	08/15/32	6,205,000	7,255,168
				12,164,980
Construction Machinery - 1.4%
CNH Industrial N.V.	4.500%	08/15/23	3,275,000	3,425,767
Deere & Co.	3.750%	04/15/50	1,590,000	1,853,187
United Parcel Service, Inc.	5.200%	04/01/40	1,540,000	1,881,101
United Rentals North America, Inc.	6.500%	12/15/26	6,835,000	6,937,525
				14,097,580
Consumer Products - 0.2%
Vista Outdoor, Inc.	5.875%	10/01/23	2,500,000	2,068,275

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Diversified Manufacturing - 0.8%
Roper Technologies, Inc.	3.650%	09/15/23	$7,991,000	$8,215,331

Electronics - 0.5%
Dell, Inc.	7.100%	04/15/28	4,492,000	4,312,320

Food Processors - 0.4%
Kraft Heinz Food Co.	4.625%	01/30/29	3,495,000	3,523,177

Healthcare Facilities / Supplies - 0.0% (c)
Teleflex, Inc.	4.625%	11/15/27	390,000	389,571

Independent Energy - 1.7%
Diamondback Energy, Inc.	3.250%	12/01/26	6,790,000	4,791,829
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	3,149,994
PDC Energy, Inc., CV	1.125%	09/15/21	6,025,000	4,914,303
Range Resources Corp.	4.875%	05/15/25	6,400,000	3,808,000
				16,664,126
Information / Data Technology - 0.8%
Fiserv, Inc.	3.200%	07/01/26	7,475,000	7,693,817

Integrated Energy - 0.5%
BP Capital Markets America, Inc.	3.796%	09/21/25	5,000,000	5,137,772

Lease / Rent - 0.7%
SBA Tower Trust, Series 2016-1, Class 2016-1-C1, 144A (a) (b)	2.877%	07/10/46	6,805,000	6,781,551

Media - Cable - 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (a) (b)	5.875%	04/01/24	6,000,000	6,135,000
Comcast Corp.	2.350%	01/15/27	8,200,000	8,169,125
Sirius XM Radio, Inc., 144A (a) (b)	5.375%	07/15/26	3,000,000	3,059,700
				17,363,825
Media - Diversified - 0.3%
Walt Disney Co. (The)	4.625%	03/23/40	2,630,000	3,191,753

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Media - Non-Cable - 0.5%
Nexstar Broadcasting, Inc., 144A (a) (b)	5.625%	08/01/24	$5,250,000	$4,941,510

Metals / Mining - 1.0%
FMG Resources August 2006 Pty., Ltd., 144A (a) (b)	4.750%	05/15/22	4,820,000	4,801,925
Teck Resources, Ltd.	4.750%	01/15/22	4,950,000	4,751,377
Teck Resources, Ltd.	3.750%	02/01/23	500,000	471,013
				10,024,315
Midstream Energy - 4.2%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	5,932,000	5,524,175
Boardwalk Pipelines LP	3.375%	02/01/23	5,305,000	4,556,970
Boardwalk Pipelines LP	4.950%	12/15/24	3,015,000	2,441,900
Enterprise Products Operating LLC	3.750%	02/15/25	7,575,000	7,534,058
Magellan Midstream Partners LP	5.000%	03/01/26	6,125,000	6,056,174
MPLX LP	4.875%	06/01/25	5,225,000	4,302,847
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,284,000	6,423,303
Valero Energy Partners LP	4.375%	12/15/26	5,187,000	4,354,168
				41,193,595
Oil Field Services - 0.1%
Burlington Resources, Inc.	6.875%	02/15/26	1,000,000	1,150,810

Packaging - 0.9%
Avery Dennison Corp.	4.875%	12/06/28	5,775,000	6,600,759
Silgan Holdings, Inc.	4.750%	03/15/25	779,000	751,735
Silgan Holdings, Inc., 144A (a) (b)	4.125%	02/01/28	1,725,000	1,591,313
				8,943,807
Paper & Forest Products - 0.7%
Georgia-Pacific LLC, 144A (a) (b)	5.400%	11/01/20	2,078,000	2,097,873
West Fraser Timber Co., Ltd., 144A (a) (b)	4.350%	10/15/24	5,220,000	5,128,432
				7,226,305
Railroads - 0.1%
CSX Transportation, Inc.	9.750%	06/15/20	1,250,000	1,256,350

Restaurants - 0.5%
Starbucks Corp., CV	3.800%	08/15/25	4,000,000	4,251,591

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Restaurants - 0.5% (Continued)
Starbucks Corp.	4.300%	06/15/45	$932,000	$986,885
				5,238,476
Retail Stores - 0.7%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A (a) (b)	8.000%	06/01/21	6,000,000	5,310,000
Hanesbrands, Inc., 144A (a) (b)	4.625%	05/15/24	1,241,000	1,228,590
				6,538,590
Services - 0.7%
QVC, Inc.	4.850%	04/01/24	5,122,000	4,430,600
QVC, Inc.	4.750%	02/15/27	2,085,000	1,845,673
				6,276,273
Supermarkets - 0.8%
Alimentation Couche-Tard, Inc., 144A (a) (b)	3.550%	07/26/27	5,100,000	4,992,822
Tesco PLC, 144A (a) (b)	6.150%	11/15/37	2,146,000	2,471,556
				7,464,378
Transportation Services - 2.0%
American Airlines, Inc., Series 2013-2, Class A (b)	4.950%	01/15/23	7,520,741	7,642,583
FedEx Corp.	3.900%	02/01/35	6,190,000	6,053,005
JB Hunt Transport Services, Inc.	3.875%	03/01/26	5,925,000	6,120,449
				19,816,037
Wireless Telecommunications - 0.6%
Verizon Communications, Inc.	4.400%	11/01/34	4,625,000	5,414,699

Wireline Telecommunications - 0.3%
AT&T, Inc.	5.150%	11/15/46	2,725,000	3,204,563

Utility - 3.2%
Electric - 3.2%
Nevada Power Co.	6.750%	07/01/37	2,850,000	3,761,157
NextEra Energy Capital Holdings, Inc., Series I	2.403%	09/01/21	1,655,000	1,652,154
NV Energy, Inc.	6.250%	11/15/20	2,881,000	2,964,075
Oncor Electric Delivery Co. LLC	4.100%	06/01/22	4,730,000	4,818,437
Oncor Electric Delivery Co. LLC	5.750%	03/15/29	4,725,000	5,763,283

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Electric - 3.2% (Continued)
Tenaska Alabama II Partners LP, 144A (a) (b)	6.125%	03/30/23	$82,739	$84,701
Tenaska Virginia Partners LP, 144A (a) (b)	6.119%	03/30/24	87,703	94,630
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	7,246,259
Vistra Operations Co. LLC, 144A (a) (b)	5.000%	07/31/27	3,550,000	3,603,250
Wisconsin Energy Group, Inc.	2.450%	06/15/20	1,613,000	1,611,666
				31,599,612

Total Corporate Bonds (Cost $422,273,407)				$408,029,144

MUNICIPAL BONDS - 9.7%	Coupon	Maturity	Par Value	Value
California - 2.6%
California Educational Facilities Authority, Series 2018-A	4.842%	10/01/48	$3,635,000	$4,042,919
City of San Francisco, CA, Public Utilities Commission Water Revenue, Series 2010-B	6.000%	11/01/40	7,750,000	9,532,190
San Diego County Regional Airport Authority, Series 2010-C	6.628%	07/01/40	8,430,000	8,506,123
San Diego County Regional Airport Authority, Series 2014-B	5.594%	07/01/43	3,215,000	3,550,389
				25,631,621
Colorado - 0.4%
Denver Colorado Public Schools, Series 2013-B	4.242%	12/15/37	3,900,000	4,250,532

Massachusetts - 1.0%
Commonwealth of Massachusetts, Series 2019-D	2.663%	09/01/39	9,440,000	9,433,770

New York - 0.9%
New York City Transitional Finance Authority, Series B SUB B-3	3.950%	08/01/32	7,665,000	8,604,806

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 9.7% (Continued)	Coupon	Maturity	Par Value	Value
Ohio - 1.1%
District of Columbia Income Tax, Series 2009-E	5.591%	12/01/34	$2,880,000	$3,583,469
Shelby County Tennessee Health Educational and Housing Facilities Board, Series 2008-B (d)	1.852%	06/01/42	7,095,000	7,095,000
				10,678,469
Texas - 1.3%
Dallas Area Rapid Transit, Series 2010-B	4.920%	12/01/41	6,110,000	7,927,969
Dallas Independent School District, Series 2010-C	6.450%	02/15/35	4,600,000	4,629,440
				12,557,409
Utah - 0.6%
Utah Transit Authority Sales Tax Revenue, Series 2020	2.774%	12/15/38	5,925,000	5,702,457

Virginia - 0.9%
Virginia Small Business Financing Authority, Series 2017, 144A (a) (d) (e)	3.000%	07/01/50	9,000,000	8,950,410

Washington - 0.9%
Port of Seattle Washington, Series 2017-B	3.755%	05/01/36	1,925,000	2,059,500
State of Washington, Series 2010-D	5.481%	08/01/39	5,275,000	7,338,369
				9,397,869

Total Municipal Bonds (Cost $92,409,813)				$95,207,343

ASSET BACKED SECURITIES - 3.9%	Coupon	Maturity	Par Value	Value
Bear Stearns, Series 2003-AC4, Class A (f)	5.500%	09/25/33	$3,660,442	$3,470,753
CWABS Asset-Backed Certificates Trust, Series 2005-1, Class AF-6 (d)	5.030%	07/25/35	34,634	34,626
Deephaven Residential Mortgage Trust, Series 2017-3, Class A-3, 144A (a) (b) (d)	2.813%	10/25/47	657,535	657,608
Deephaven Residential Mortgage Trust, Series 2018-1, Class A-3, 144A (a) (b) (d)	3.202%	01/25/58	974,789	963,284

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 3.9% (Continued)	Coupon	Maturity	Par Value	Value
Deephaven Residential Mortgage Trust, Series 2018-2, Class A-1, 144A (a) (b) (d)	3.479%	04/25/58	$3,329,395	$3,250,850
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A 15-2, 144A (a) (b)	3.482%	06/16/25	10,800,000	10,861,854
InSite Issuer LLC, Series 2016-1, Class C, 144A (a) (b)	6.414%	11/15/46	5,790,000	4,790,544
John Deere Owner Trust, Series 2018-B, Class A-2	2.830%	04/15/21	29,998	29,987
John Deere Owner Trust, Series 2018-B, Class A-3	3.080%	11/15/22	5,055,000	5,086,552
Renaissance Home Equity Loan Trust, Series 2005-2, Class A-F6 (f)	3.780%	08/25/35	779,053	783,071
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1, Class A, 144A (a) (b)	2.910%	03/20/34	1,045,919	1,031,885
VB-S1 Issuer LLC, Series 2016-1, Class F, 144A (a) (b)	6.901%	06/15/46	7,685,000	7,552,081
Total Asset Backed Securities (Cost $40,054,719)				$38,513,095

MORTGAGE-BACKED PASSTHROUGH SECURITIES - 29.0%	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 22.8%
Pool #AC8938	4.500%	01/01/25	$1,638,629	$1,747,009
Pool #AD4268	4.500%	03/01/25	1,051,633	1,120,850
Pool #MA3125	3.000%	09/01/32	11,964,468	12,564,419
Pool #725705	5.000%	08/01/34	137,659	152,580
Pool #MA3864	2.500%	11/01/34	14,576,333	15,130,395
Pool #MA3896	2.500%	01/01/35	10,162,348	10,548,796
Pool #735288	5.000%	03/01/35	742,004	823,666
Pool #MA2354	3.500%	08/01/35	8,277,781	8,905,811
Pool #735897	5.500%	10/01/35	534,796	606,325
Pool #745275	5.000%	02/01/36	740,774	824,832
Pool #888016	5.500%	05/01/36	902,608	1,023,325
Pool #190377	5.000%	11/01/36	704,857	784,805
Pool #888405	5.000%	12/01/36	143,875	160,253
Pool #256526	6.000%	12/01/36	328,331	383,575
Pool #907772	6.000%	12/01/36	106,137	112,738

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED PASSTHROUGH SECURITIES - 29.0% (Continued)	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 22.8% (Continued)
Pool #910881	5.000%	02/01/37	$138,034	$144,198
Pool #889108	6.000%	02/01/38	484,080	549,106
Pool #889579	6.000%	05/01/38	800,313	921,287
Pool #995838	5.500%	05/01/39	668,731	758,218
Pool #BM3090	3.500%	02/01/41	5,652,819	6,064,315
Pool #AS7367	3.000%	06/01/41	4,106,486	4,340,778
Pool #AS7732	3.000%	08/01/41	8,873,592	9,380,273
Pool #AS7887	3.000%	09/01/41	13,363,438	14,127,587
Pool #AL3287	4.500%	09/01/41	2,948,637	3,231,120
Pool #AL0933	5.000%	10/01/41	855,059	948,295
Pool #AL5315	4.000%	06/01/42	1,827,155	1,977,437
Pool #AU1628	3.000%	07/01/43	2,451,115	2,591,756
Pool #MA1700	4.500%	12/01/43	2,294,853	2,508,232
Pool #MA1917	4.500%	06/01/44	431,123	469,046
Pool #MA2005	4.500%	08/01/44	654,450	713,953
Pool #MA2145	4.000%	01/01/45	8,201,217	8,875,408
Pool #BM1909	4.000%	02/01/45	16,653,531	18,185,761
Pool #AY3374	3.500%	04/01/45	9,995,452	10,677,547
Pool #AS5823	3.500%	09/01/45	10,297,019	10,977,283
Pool #AL7911	3.500%	12/01/45	6,729,086	7,187,946
Pool #AS8461	3.500%	12/01/46	9,263,261	9,841,465
Pool #AS8784	3.000%	02/01/47	1,915,083	2,015,039
Pool #MA2956	3.000%	04/01/47	12,508,819	13,200,610
Pool #AS9663	4.000%	05/01/47	8,129,319	8,778,527
Pool #MA3182	3.500%	11/01/47	8,246,751	8,746,697
Pool #MA2863	3.000%	12/01/47	8,135,444	8,574,189
Pool #MA3305	3.500%	03/01/48	5,025,483	5,310,006
Pool #AL9242	3.000%	10/25/49	7,894,075	8,342,317
				224,327,775
Freddie Mac Gold Pool - 5.2%
Pool #G08061	5.500%	06/01/35	72,042	81,644
Pool #G08079	5.000%	09/01/35	681,218	758,333
Pool #G01960	5.000%	12/01/35	224,094	249,405
Pool #A41748	5.000%	01/01/36	251,762	279,846
Pool #A42128	5.500%	01/01/36	300,285	339,589

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED PASSTHROUGH SECURITIES - 29.0% (Continued)	Coupon	Maturity	Par Value	Value
Freddie Mac Gold Pool - 5.2% (Continued)
Pool #G02064	5.000%	02/01/36	$376,633	$419,035
Pool #G05200	5.000%	05/01/36	1,294,882	1,441,524
Pool #G02252	5.500%	07/01/36	667,718	757,004
Pool #G02386	6.000%	11/01/36	451,053	518,696
Pool #G03189	6.500%	09/01/37	826,825	997,736
Pool #G08607	4.500%	09/01/44	1,423,226	1,552,632
Pool #G07961	3.500%	03/01/45	7,143,396	7,650,467
Pool #G67700	3.500%	08/01/46	6,493,359	6,967,187
Pool #G08732	3.000%	11/01/46	9,327,012	9,841,440
Pool #G08737	3.000%	12/01/46	3,221,756	3,394,362
Pool #ZS4697	3.000%	01/01/47	4,940,368	5,212,966
Pool #G08747	3.000%	02/01/47	3,250,110	3,428,111
Pool #Q52216	3.500%	11/01/47	6,639,765	7,046,946
				50,936,923
Freddie Mac Non-Gold Pool - 0.9%
Pool #ZS-8069	3.000%	05/01/33	8,394,517	8,817,056
Pool #781958 (d)	4.604%	09/01/34	64,055	64,839
				8,881,895
Ginnie Mae I Pool - 0.0% (c)
Pool #550656	5.000%	09/15/35	120,271	133,490

Ginnie Mae II Pool - 0.1%
Pool #G24496	5.000%	07/20/39	566,289	626,412

Total Mortgage-Backed Passthrough Securities (Cost $274,840,089)				$284,906,495

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.7%	Coupon	Maturity	Par Value	Value
American Home Mortgage Investment Trust, Series 2004-4, Class VI-A-1 (f)	6.000%	02/25/45	$2,249,669	$2,179,213
Banc of America Funding Trust, Series 2005-4, Class 1-A-4	5.500%	08/25/35	73,160	70,180

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.7% (Continued)	Coupon	Maturity	Par Value	Value
Banc of America Funding Trust, Series 2005-4, Class 2-A-4	5.500%	08/25/35	$117,324	$109,619
CHL Mortgage Pass-Through Trust, Series 2004-HYB2, Class 5-A (d)	4.609%	07/20/34	1,033,929	885,633
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3	6.000%	03/25/35	932,102	797,292
PHMC Trust, Series 2007-2, Class A-2 (d)	5.447%	05/18/37	568,238	564,604
Sequoia Mortgage Trust, Series 2017-CH2, Class A-10, 144A (a) (b) (d)	4.000%	12/25/47	2,306,187	2,303,985
Total Residential Mortgage-Backed Securities (Cost $7,453,027)				$6,910,526

U.S. TREASURY BONDS & NOTES - 13.8%	Coupon	Maturity	Par Value	Value
United States Treasury	2.250%	11/15/25	$22,240,000	$24,429,250
United States Treasury	2.375%	05/15/27	3,725,000	4,203,139
United States Treasury	2.625%	02/15/29	6,650,000	7,775,824
United States Treasury	1.625%	08/15/29	5,000,000	5,429,101
United States Treasury	3.750%	08/15/41	7,500,000	11,141,309
United States Treasury	3.125%	11/15/41	16,425,000	22,429,749
United States Treasury	2.875%	05/15/43	20,805,000	27,415,464
United States Treasury	2.500%	02/15/45	25,675,000	32,064,665

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 13.8% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	3.000%	02/15/49	$120,000	$167,339
Total U.S. Treasury Bonds & Notes (Cost $108,497,102)				$135,055,840

Investments at Value - 98.7% (Cost $945,528,157)				$968,622,443

Other Assets in Excess of Liabilities - 1.3%				12,907,949

Net Assets - 100.0%				$981,530,392

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities represent $125,893,035 or 12.8% of net assets as of March 31, 2020.
(b)	Restricted security. See the table on the following page for additional information.
(c)	Percentage rounds to less than 0.1%.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rare and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(f)	Step coupon. Rate shown is the coupon in effect as of March 31, 2020.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL PLUS BOND FUND

RESTRICTED SECURITIES

March 31, 2020 (Unaudited)

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as a Percentage of Net Assets
Airbus Finance BV, 144A	2.700%	04/17/23	08/16/16-12/02/16	$1,969,529	$1,908,378	0.19%
Alimentation Couche-Tard, Inc., 144A	3.550%	07/26/27	07/19/17-08/18/17	5,098,949	4,992,822	0.51%
American Airlines, Series 2013-2, Class A	4.950%	01/15/23	07/24/13-08/15/19	7,660,269	7,642,583	0.78%
Aviation Capital Group LLC, 144A	3.875%	05/01/23	12/10/18	4,187,864	3,971,231	0.40%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A	5.875%	04/01/24	10/18/17	6,265,339	6,135,000	0.63%
Deephaven Residential Mortgage Trust, Series 2017-3, Class A-3, 144A	2.813%	10/25/47	11/01/17-06/28/18	656,821	657,608	0.07%
Deephaven Residential Mortgage Trust, Series 2018-1, Class A-3, 144A	3.202%	01/25/58	01/26/18	974,785	963,284	0.10%
Deephaven Residential Mortgage Trust, Series 2018-2, Class A-1, 144A	3.479%	04/25/58	05/23/18-02/03/20	3,325,915	3,250,850	0.33%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A	8.000%	06/01/21	04/20/16-05/26/16	5,849,265	5,310,000	0.54%
FMG Resources August 2006 Pty., Ltd., 144A	4.750%	05/15/22	6/18/19-03/19/20	4,696,473	4,801,925	0.49%
FMR LLC, 144A	5.350%	11/15/21	10/23/19	2,389,025	2,438,802	0.25%
FMR LLC, 144A	6.450%	11/15/39	03/27/19	3,328,538	3,445,860	0.35%
Georiga-Pacific LLC, 144A	5.400%	11/01/20	10/30/19	2,118,459	2,097,873	0.21%
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A 15-2, 144A	3.482%	06/16/25	05/20/15-05/27/15	10,814,347	10,861,854	1.11%
Hanesbrand, Inc., 144A	4.625%	05/15/24	03/18/20-03/23/20	1,133,388	1,228,590	0.13%
Harley-Davidson Financial Services, Inc., 144A	4.050%	02/04/22	01/31/19	8,595,724	8,406,983	0.86%
InSite Issuer, LLC, Series 2016-1, Class C, 144A	6.414%	11/15/46	10/25/16-02/12/19	5,796,176	4,790,544	0.49%
Massachusetts Mutual Life Insurance Co., 144A	3.729%	10/15/70	10/14/19	2,342,120	2,112,771	0.22%
Nexstar Broadcasting, Inc., 144A	5.625%	08/01/24	07/13/16	5,277,633	4,941,510	0.50%
Northwestern Mutual Life Insurance Co. (The), 144A	3.850%	09/30/47	05/23/18-09/30/19	6,259,065	5,735,344	0.58%
Provident Funding Associates LP/PFG Finance Corp., 144A	6.375%	06/15/25	05/24/17-03/24/20	5,725,033	5,188,312	0.53%
SBA Tower Trust, Series 2016-1, Class 2016-1-C1, 144A	2.877%	07/10/46	11/19/19-11/22/19	6,830,937	6,781,551	0.69%
Sequoia Mortgage Trust, Series 2017-CH2, Class A-10, 144A	4.000%	12/25/47	11/07/17-09/19/18	2,355,256	2,303,985	0.23%
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1, Class A, 144A	2.910%	03/20/34	3/13/17-07/23/19	1,046,434	1,031,885	0.11%
Silgan Holdings, Inc., 144A	4.125%	02/01/28	11/04/19	1,731,106	1,591,313	0.16%
Sirius XM Radio, Inc., 144A	5.375%	07/15/26	03/30/20	3,060,000	3,059,700	0.31%
Tenaska Alabama II Partners LP, 144A	6.125%	03/30/23	10/09/03-09/04/09	82,983	84,701	0.01%
Tenaska Virginia Partners LP, 144A	6.119%	03/30/24	04/29/04-06/26/14	87,687	94,630	0.01%
Tesco PLC, 144A	6.150%	11/15/37	10/07/14	2,257,118	2,471,556	0.25%
VB-S1 Issuer LLC, Series 2016-1, Class F, 144A	6.901%	06/15/46	06/08/16-05/09/19	7,749,503	7,552,081	0.77%
Vistra Operations Co., LLC, 144A	5.000%	07/31/27	06/17/19-07/24/19	3,602,800	3,603,250	0.37%
West Fraser Timber Co., Ltd., 144A	4.350%	10/15/24	10/07/14	5,220,000	5,128,432	0.52%
				$128,488,541	$124,585,208	12.70%

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

CORPORATE BONDS - 96.2%	Coupon	Maturity	Par Value	Value
Finance - 7.5%
Gaming - 2.4%
MGM Growth Properties Operating Partnership LP	4.500%	01/15/28	$1,471,000	$1,250,350

Health Insurance - 1.5%
Centene Corp., 144A (a)	5.375%	06/01/26	725,000	746,830

Mortgage Banking - 1.1%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	684,000	572,850

Real Estate Investment Trusts - 2.5%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,350,000	1,309,500

Industrial - 86.5%
Automobile Manufacturing - 2.2%
Goodyear Tire & Rubber Co.	5.000%	05/31/26	470,000	433,575
Goodyear Tire & Rubber Co.	4.875%	03/15/27	750,000	688,125
				1,121,700
Building Products - 5.4%
James Hardie International Finance DAC, 144A (a)	4.750%	01/15/25	839,000	790,766
Masco Corp.	6.500%	08/15/32	966,000	1,129,491
Summit Materials LLC	6.125%	07/15/23	875,000	866,250
				2,786,507
Chemicals - 3.7%
Compass Minerals International, Inc., 144A (a)	4.875%	07/15/24	1,200,000	1,128,000
Olin Corp.	5.125%	09/15/27	300,000	268,069
Olin Corp.	5.000%	02/01/30	575,000	493,867
				1,889,936
Construction Machinery - 2.8%
United Rentals North America, Inc.	6.500%	12/15/26	1,450,000	1,471,750

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.2% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Products - 2.0%
Vista Outdoor, Inc.	5.875%	10/01/23	$1,250,000	$1,034,137

Diversified Manufacturing - 1.8%
Wesco Distribution, Inc.	5.375%	06/15/24	1,100,000	935,000

Electronics - 3.1%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	500,000	470,000
Dell, Inc.	7.100%	04/15/28	655,000	628,800
EMC Corp.	3.375%	06/01/23	515,000	507,275
				1,606,075
Food Processors - 1.3%
Kraft Heinz Food Co.	4.625%	01/30/29	650,000	655,240

Healthcare Facilities / Supplies - 5.6%
Hill-Rom Holdings, Inc., 144A (a)	5.000%	02/15/25	500,000	505,000
Hologic, Inc., 144A (a)	4.375%	10/15/25	1,000,000	990,290
Teleflex, Inc.	4.875%	06/01/26	595,000	580,125
Teleflex, Inc.	4.625%	11/15/27	825,000	824,093
				2,899,508
Independent Energy - 8.2%
Apache Corp.	3.250%	04/15/22	515,000	396,458
Apache Corp.	4.250%	01/15/30	325,000	171,873
Diamondback Energy, Inc.	3.500%	12/01/29	1,661,000	1,171,357
Occidental Petroleum Corp.	7.500%	05/01/31	296,000	153,229
PDC Energy, Inc., CV	1.125%	09/15/21	1,320,000	1,076,661
PDC Energy, Inc.	6.125%	09/15/24	290,000	154,787
Range Resources Corp.	4.875%	05/15/25	1,850,000	1,100,750
				4,225,115
Information / Data Technology - 1.2%
CDK Global, Inc.	5.000%	10/15/24	650,000	649,942

Leisure / Entertainment - 2.3%
Cedar Fair LP	5.375%	04/15/27	292,000	251,120
Cedar Fair LP, 144A (a)	5.250%	07/15/29	1,100,000	929,500
				1,180,620

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.2% (Continued)	Coupon	Maturity	Par Value	Value
Media - Cable - 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (a)	5.875%	04/01/24	$975,000	$996,938
DISH DBS Corp.	5.875%	07/15/22	1,000,000	973,820
				1,970,758
Media - Non-Cable - 10.6%
AMC Networks, Inc.	4.750%	12/15/22	651,000	631,275
Lamar Media Corp.	5.750%	02/01/26	140,000	143,248
Lamar Media Corp., 144A (a)	3.750%	02/15/28	1,275,000	1,195,160
Netflix, Inc.	5.750%	03/01/24	775,000	813,758
Nexstar Broadcasting, Inc., 144A (a)	5.625%	08/01/24	250,000	235,310
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	750,000	733,125
Nielsen Co. (Luxembourg) SARL (The), 144A (a)	5.000%	02/01/25	750,000	695,625
Outfront Media Capital LLC	5.625%	02/15/24	45,000	44,550
Sirius XM Radio, Inc., 144A (a)	5.375%	04/15/25	1,000,000	1,009,990
				5,502,041
Metals / Mining - 5.1%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.750%	05/15/22	850,000	846,813
FMG Resources August 2006 Pty., Ltd., 144A (a)	5.125%	05/15/24	500,000	492,500
Teck Resources, Ltd.	4.750%	01/15/22	540,000	518,332
Teck Resources, Ltd.	3.750%	02/01/23	831,000	782,823
				2,640,468
Midstream Energy - 4.9%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	1,400,000	1,303,750
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	1,019,000	1,238,710
				2,542,460
Packaging - 3.4%
Berry Plastics Corp.	5.125%	07/15/23	871,000	872,916
Silgan Holdings, Inc.	4.750%	03/15/25	750,000	723,750
Silgan Holdings, Inc., 144A (a)	4.125%	02/01/28	175,000	161,438
				1,758,104
Paper & Forest Products - 1.1%
West Fraser Timber Co., Ltd., 144A (a)	4.350%	10/15/24	600,000	589,475

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.2% (Continued)	Coupon	Maturity	Par Value	Value
Refining - 1.3%
Andeavor LLC	5.375%	10/01/22	$750,000	$674,361

Restaurants - 2.2%
Aramark Services, Inc.	4.750%	06/01/26	1,200,000	1,130,760

Retail Stores - 4.4%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A (a)	8.000%	06/01/21	1,125,000	995,625
Hanesbrands, Inc., 144A (a)	4.625%	05/15/24	1,025,000	1,014,750
Hanesbrands, Inc., 144A (a)	4.875%	05/15/26	250,000	245,625
				2,256,000
Services - 3.0%
QVC, Inc.	4.850%	04/01/24	525,000	454,132
QVC, Inc.	4.750%	02/15/27	680,000	601,946
Service Corp. International	4.625%	12/15/27	501,000	501,000
				1,557,078
Theater Entertainment - 1.1%
Cinemark USA, Inc.	4.875%	06/01/23	750,000	560,625

Vehicle Parts - 4.6%
Allison Transmission, Inc., 144A (a)	5.000%	10/01/24	1,225,000	1,188,250
Meritor, Inc.	6.250%	02/15/24	1,250,000	1,187,637
				2,375,887
Wireless Telecommunications - 1.4%
T-Mobile USA, Inc.	6.500%	01/15/24	700,000	710,500

Utility - 2.2%
Electric - 2.2%
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,100,000	1,116,500

Total Corporate Bonds (Cost $54,330,653)				$49,720,077

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 1.4%	Coupon	Maturity	Par Value	Value
InSite Issuer LLC, Series 2016-1, Class C, 144A (a) (Cost $849,738)	6.414%	11/15/46	$850,000	$703,275

Investments at Value - 97.6% (Cost $55,180,391)				$50,423,352

Other Assets in Excess of Liabilities - 2.4%				1,261,115

Net Assets - 100.0%				$51,684,467

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are restricted. See the table on the following page for additional information regarding each restricted security.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

RESTRICTED SECURITIES

March 31, 2020

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as a Percentage of Net Assets
Allison Transmission, Inc., 144A	5.000%	10/01/24	09/14/16-05/01/17	$1,236,110	$1,188,250	2.30%
Amkor Technology, Inc., 144A	6.625%	09/15/27	03/21/19-05/29/19	494,262	470,000	0.91%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A	5.875%	04/01/24	06/10/16-08/05/16	1,000,412	996,938	1.93%
Cedar Fair LP, 144A	5.250%	07/15/29	07/16/19	1,173,539	929,500	1.80%
Centene Corp., 144A	5.375%	06/01/26	05/09/18	725,000	746,830	1.44%
Compass Minerals International, Inc., 144A	4.875%	07/15/24	10/23/14-03/18/15	1,192,201	1,128,000	2.18%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A	8.000%	06/01/21	03/10/16-07/12/17	1,102,455	995,625	1.93%
FMG Resources August 2006 Pty., Ltd., 144A	4.750%	05/15/22	05/09/17-03/12/20	845,409	846,813	1.64%
FMG Resources August 2006 Pty., Ltd., 144A	5.125%	05/15/24	03/03/20	523,928	492,500	0.95%
Hanesbrands, Inc., 144A	4.625%	05/15/24	05/03/16-01/08/19	1,015,957	1,014,750	1.96%
Hanesbrands, Inc., 144A	4.875%	05/15/26	3/13/2020	249,381	245,625	0.48%
Hill-Rom Holdings, Inc., 144A	5.000%	02/15/25	02/09/17	500,000	505,000	0.98%
Hologic, Inc., 144A	4.375%	10/15/25	10/04/17-01/17/18	1,005,248	990,290	1.92%
InSite Issuer LLC, Series 2016-A1, Class C, 144A	6.414%	11/15/46	10/25/16-12/18/18	849,738	703,275	1.36%
James Hardie International Finance DAC, 144A	4.750%	01/15/25	11/29/17-11/20/18	829,879	790,766	1.53%
Lamar Media Corp., 144A	3.750%	02/15/28	01/23/20-02/26/20	1,282,254	1,195,160	2.31%
Nexstar Broadcasting, Inc., 144A	5.625%	08/01/24	07/13/16-07/14/16	250,185	235,310	0.46%
Nexstar Broadcasting, Inc., 144A	5.625%	07/15/27	11/12/19-03/03/20	789,284	733,125	1.42%
Nielsen Co. (Luxembourg) SARL (The), 144A	5.000%	02/01/25	06/07/17-11/15/17	763,443	695,625	1.35%
Provident Funding Associates LP/PFG Finance Corp., 144A	6.375%	06/15/25	05/24/17-03/24/20	530,397	572,850	1.11%
Silgan Holdings, Inc., 144A	4.125%	02/01/28	11/4/2019	175,619	161,438	0.31%
Sirius XM Radio, Inc., 144A	5.375%	04/15/25	08/03/17	1,037,298	1,009,990	1.95%
Vistra Operations Co., LLC, 144A	5.000%	07/31/27	06/06/19-07/24/19	1,111,303	1,116,500	2.16%
West Fraser Timber Co., Ltd., 144A	4.350%	10/15/24	06/20/16-12/02/16	573,785	589,475	1.14%
				$19,257,087	$18,353,635	35.52%

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

MUNICIPAL BONDS - 90.7%	Coupon	Maturity	Par Value	Value
Certificates of Participation - 1.5%
Lease / Rent - 1.5%
Monterey County California COP Public Facilities Financing, Series 2015 (a)	4.000%	09/01/45	$185,000	$204,288
Public Water Supply of District No. 1 of Lincoln County, Series 2019 (a)	4.000%	07/01/38	500,000	546,700
Washington State State & Local Agency Real & Personal Property, Series 2018-C (a)	5.000%	07/01/43	475,000	571,525
				1,322,513
Environmental - 4.1%
Other - 4.1%
Virginia Small Business Financing Authority, 144A, Series 2017 (a) (b) (d)	3.000%	07/01/50	3,500,000	3,480,715

General Obligation - 26.3%
Local - 26.3%
Alvin Independent School District, Series 2017 (a)	4.000%	02/15/44	265,000	294,985
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,450,000	1,556,764
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	70,000	74,610
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	3,750,000	3,792,262
Chaffey California Joint Union High School District California, Series D (a)	0.000%	08/01/38	1,220,000	731,085
Copperleaf Colorado Metropolitan District No. 2, Series 2015 (a)	5.750%	12/01/45	1,000,000	1,005,150
Copperleaf Colorado Metropolitan District No. 2, Series 2019-B (a)	5.000%	12/15/49	1,020,000	897,590
Fort Bend County Texas Levee District No. 6, Series 2019 (a)	3.000%	09/01/33	320,000	327,408
Fort Bend County Texas Municipal Utility District No. 128, Series 2014 (a)	3.650%	09/01/29	205,000	212,249

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.7% (Continued)	Coupon	Maturity	Par Value	Value
Local - 26.3% (Continued)
Fort Bend County Texas Municipal Utility District No. 25, Series 2019 (a)	3.000%	10/01/34	$895,000	$925,233
Fort Bend County Texas Municipal Utility District No. 57, Series 2015 (a)	3.125%	04/01/32	250,000	252,308
Harris County Texas Municipal Utility District No. 166, Series 2019 (a)	3.000%	09/01/29	250,000	256,683
Hays County Water Control & Improvement District No. 2, Series 2013 (a)	4.600%	09/01/33	390,000	422,312
Hermosa Beach California City School District, Series 2005-B	0.000%	08/01/30	250,000	202,970
High Plains Metropolitan District, NATL, Series 2017 (a) (c)	5.000%	12/01/35	295,000	349,808
King County Washington Public Hospital District #2 Evergreen Health, Series 2020-A (a)	4.000%	12/01/45	2,000,000	2,183,000
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/31	540,000	552,258
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/32	250,000	254,798
Las Vegas Nevada City Hall, Series 2015-C	4.000%	09/01/38	855,000	943,039
Lazy Nine Texas Municipal Utility District No. 1B, Series 2014 (a)	4.000%	09/01/34	100,000	101,223
Marin California Healthcare District Election 2013, Series 2017-A (a)	4.000%	08/01/47	600,000	660,588
Northwest Harris County Texas Municipal Utility District No. 19, Series 2015 (a)	3.125%	10/01/30	475,000	483,118
Northwest Harris County Texas Municipal Utility District No. 19, Series 2014-A (a)	4.000%	10/01/37	250,000	257,542
Northwest Harris County Texas Municipal Utility District No. 5, Series 2013 (a)	3.000%	05/01/31	590,000	593,859
Port Tacoma Washington, Series 2016-A (a)	4.000%	12/01/37	800,000	890,608
Roseville California Joint Union High School District No. 1, Series D (a)	0.000%	08/01/41	710,000	391,487
Roseville California Joint Union High School District No. 1, Series D (a)	0.000%	08/01/42	895,000	476,650

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.7% (Continued)	Coupon	Maturity	Par Value	Value
Local - 26.3% (Continued)
Sonterra Texas Municipal Utility District, Series 2020 (a)	4.000%	08/15/39	$890,000	$936,057
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	105,279
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	223,224
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	108,841
Winton Woods City Ohio School District, Series 2017-A (a)	4.000%	11/01/53	1,950,000	2,014,603
				22,477,591
Local Authority - 6.1%
Education - 0.6%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	170,000	180,577
Calcasieu Parish Lousiana School Board Excess Revenue, Series 2020	2.329%	02/01/24	300,000	307,446
				488,023
Healthcare - 0.8%
City of Jackson Tennessee, Series 2018-B	3.761%	04/01/20	300,000	300,000
Denver Health & Hospital Authority, Series B (a)	4.900%	12/01/24	410,000	430,959
				730,959
Local - 1.8%
King County Washington Public Hospital District #2 Evergreen Health, Series 2020-B (a)	2.344%	12/01/32	550,000	531,229
King County Washington Public Hospital District #2 Evergreen Health, Series 2020-B (a)	2.444%	12/01/33	1,000,000	970,270
				1,501,499
Tax - 0.1%
County of Pitkin Colorado, Series 2010-A	6.689%	12/01/30	100,000	103,121

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.7% (Continued)	Coupon	Maturity	Par Value	Value
Transportation - 0.6%
Ohio State Turnpike and Infrastructure Commission Revenue, Series 2020-A	2.401%	02/15/30	$490,000	$493,283

Utilities - 2.2%
Anaheim California Housing & Public Improvement Authority Revenue, Series 2020-B (a)	2.992%	10/01/34	1,000,000	1,015,190
Anaheim California Housing & Public Improvement Authority Revenue, Series 2020-B (a)	2.703%	10/01/35	400,000	400,552
Warm Spring or Reservation Confederated, Series 2019-A	2.950%	11/01/23	250,000	255,130
Warm Spring or Reservation Confederated, Series 2019-A	3.050%	11/01/24	200,000	205,268
				1,876,140
Revenue - 52.7%
Education - 8.1%
California Educational Facilities Authority, Series 2016 (a) (b)	5.000%	10/01/46	1,500,000	1,735,320
Harris County Cultural Education Facilities Finance Corp., Series 2016 (a)	4.000%	11/15/30	300,000	332,412
Louisiana State Public Facilities Authority, Series 2013-B (a)	4.000%	10/01/40	500,000	515,500
Massachusetts State Build America Bond, Series 2010-D	4.500%	08/01/31	440,000	519,147
Massachusetts State Development Finance Agency, Series 2012	4.000%	09/01/49	1,100,000	1,121,010
Miami-Dade County Educational Facilities Authority, Series 2015-A (a)	5.000%	04/01/31	20,000	22,466
Ohio State University General Receipts Special Purpose, Series 2013-A (a)	4.000%	06/01/43	900,000	956,916
Tulsa Industrial Authority, Series 2011	4.000%	10/01/21	135,000	137,736
Warrensville Heights Ohio City School District, Series 2019-A (a)	5.250%	12/01/55	1,250,000	1,428,112

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.7% (Continued)	Coupon	Maturity	Par Value	Value
Education - 8.1% (Continued)
Washington State Higher Education Facilities Authority, Series 2013-A (a)	5.250%	04/01/43	$175,000	$188,429
				6,957,048
Healthcare - 2.7%
Capital Trust Agency, Inc., Series 2018-B (a)	3.750%	07/01/23	155,000	147,112
City of Lakeland Florida, Series 2016 (a)	5.000%	11/15/29	50,000	59,780
City of Lakeland Florida, Series 2015 (a)	5.000%	11/15/45	100,000	112,535
Colorado Health Facilities Authority, Series 2008-D-2 (a)	5.000%	01/01/22	60,000	62,912
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/23	50,000	52,305
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/25	60,000	62,553
Colorado Health Facilities Authority, Series 2008-D-2 (a)	5.375%	10/01/37	25,000	28,575
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	850,000	961,928
Illinois Finance Authority, Series 2015-A (a)	5.000%	11/15/34	130,000	147,343
Illinois Finance Authority, Series 2012-A (a)	4.250%	05/15/41	375,000	388,448
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	100,000	115,806
Illinois Finance Authority, Series 2012 (a)	4.000%	06/01/47	35,000	36,156
Kentucky State Economic Development Finance Authority, Series 2009-B (a)	2.700%	05/01/39	25,000	25,366
Washington State Health Care Facilities Authority, Series 2013A-1 (a)	5.250%	01/01/40	95,000	103,920
				2,304,739
Lease / Rent - 1.2%
Hamilton Community Authority, Series 2019-A (a)	4.000%	10/15/46	990,000	1,057,775

Other - 0.1%
Colorado Education & Cultural Facilities Authority, Series B (a)	4.000%	12/01/38	50,000	51,227

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.7% (Continued)	Coupon	Maturity	Par Value	Value
Public Services - 2.2%
Michigan State Financial Authority Revenue School Loan Revolving Fund, Series B-2 (a) (b)	2.716%	09/01/49	$520,000	$473,814
Michigan Strategic Fund, Series A (a)	5.250%	10/15/40	900,000	1,058,850
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/35	275,000	315,747
				1,848,411
Recreation - 0.2%
Denver Colorado Convention Center Hotel Authority Revenue, Series 2016 (a)	5.000%	12/01/40	175,000	175,210

Services - 0.7%
San Antonio Texas Electric & Gas Revenue, Series 2020 (a)	5.000%	02/01/49	500,000	633,290

State and Non-State Appropriated Tobacco - 1.2%
Buckeye Ohio Tobacco Settlement Financing Authority, Series 2020-A-2 CL 1 (a)	4.000%	06/01/38	925,000	1,012,588

Tax - 11.4%
City of Williston North Dakota, Series 2018-A	3.200%	07/15/24	515,000	524,069
Denver Colorado Urban Renewal Authority Tax Increment Revenue, Series 2013-A-1	5.000%	12/01/21	170,000	180,724
Denver Colorado Urban Renewal Authority Tax Increment Revenue, Series 2018-A (a)	5.250%	12/01/39	2,000,000	1,878,480
Hesperia California Community Redevelopment Agency Successor, Series 2018-A (a)	3.375%	09/01/37	2,700,000	2,858,895
Jamestown Park District, Series A (a)	4.000%	07/01/33	1,000,000	1,079,910
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	422,328

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.7% (Continued)	Coupon	Maturity	Par Value	Value
Tax - 11.4% (Continued)
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	$525,000	$551,733
Riverside County California Redevelopment Agency, Series B	0.000%	10/01/38	730,000	437,285
Roaring Fork County Transportation Authority Sales & Use Tax, Series 2019 (a)	4.000%	12/01/44	150,000	170,781
Southwest Houston Texas Redevelopment Authority, Series 2017-B (a)	4.000%	09/01/40	1,350,000	1,471,932
Village Community Development District No. 5, Series Phase 1 (a)	3.125%	05/01/22	165,000	168,816
				9,744,953
Transportation - 17.5%
Arizona Industrial Development Authority, Series 2018 (a)	5.000%	05/01/33	500,000	525,070
Arizona Industrial Development Authority, Series 2018 (a)	5.000%	05/01/48	375,000	370,868
Central Texas Regional Mobility Authority, Series A (a)	5.000%	01/01/45	635,000	679,323
Central Texas Turnpike System, Series C	5.000%	08/15/30	120,000	126,751
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	775,282
Colorado High Performance Transportation Enterprise, Series 2017 (a)	5.000%	12/31/51	175,000	177,793
Colorado High Performance Transportation Enterprise, Series 2017 (a)	5.000%	12/31/56	1,500,000	1,520,745
Fort Bend Grand Parkway Toll Road Authority, Series 2012 (a)	4.000%	03/01/46	2,365,000	2,449,833
Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/35	1,180,000	1,268,158
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue, Series A (a)	5.000%	07/01/42	750,000	802,830

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.7% (Continued)	Coupon	Maturity	Par Value	Value
Transportation - 17.5% (Continued)
Pennsylvania Turnpike Commission, Series 2015-B (a)	5.000%	12/01/45	$1,025,000	$1,176,280
Regional Transportation District, Series 2010 (a)	5.250%	07/15/24	500,000	501,790
Regional Transportation District, Series 2010 (a)	5.375%	01/15/25	170,000	170,678
Regional Transportation District, Series 2010 (a)	5.375%	07/15/25	30,000	30,120
Regional Transportation District, Series 2010 (a)	6.000%	01/15/26	345,000	347,022
Regional Transportation District, Series 2010 (a)	6.000%	01/15/34	1,000,000	1,005,970
Virginia Small Business Financing Authority, Series 2017 (a)	5.000%	01/01/40	130,000	130,486
Virginia State Commonwealth Transportation Board, Series 2017 (a)	4.000%	05/15/42	620,000	694,977
Wayne County Airport Authority, Series D (a)	5.000%	12/01/40	2,000,000	2,255,420
				15,009,396
Utilities - 7.4%
Cinco Southwest Municipal Utility District No. 1, Series 2019 (a)	3.000%	12/01/35	445,000	456,018
Garland Texas Electric Utility Systems, Series 2019 (a)	5.000%	03/01/44	325,000	395,457
Lower Colorado River Authority Texas Transmission Contract Revenue, Series 2016 (a)	4.000%	05/15/42	500,000	537,055
Lower Colorado River Authority Texas Transmission Contract Revenue, Series 2019-A (a)	4.000%	05/15/49	2,175,000	2,397,350
Norco California Financing Authority Enterprise Revenue, Series 2019-A (a)	4.000%	10/01/44	500,000	566,590
Rapid City South Dakota Water, Series 2015 (a)	4.000%	11/01/37	775,000	849,973

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.7% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 7.4% (Continued)
San Francisco City & County California Public Utilities Commission Wastewater Green Bond, Series 2018-A (a)	5.000%	10/01/43	$1,000,000	$1,099,640
				6,302,083

Total Municipal Bonds (Cost $77,038,373)				$77,570,564

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 2.6%	Coupon	Maturity	Par Value	Value
Industrial - 2.6%
Independent Energy - 1.9%
PDC Energy, Inc., CV	1.125%	09/15/21	$2,000,000	$1,631,304

Leisure / Entertainment - 0.7%
YMCA of Greater New York, Series 2020	2.260%	08/01/21	600,000	609,325

Total Corporate Bonds (Cost $2,424,730)				$2,240,629

Investments at Value - 93.3% (Cost $79,463,103)				$79,811,193

Other Assets in Excess of Liabilities - 6.7%				5,694,247

Net Assets - 100.0%				$85,505,440

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $3,480,715 as of March 31, 2020, representing 4.1% of net assets.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
March 31, 2020 (Unaudited)

MUNICIPAL BONDS - 95.5%	Coupon	Maturity	Par Value	Value
Certificates Participation - 16.0%
Healthcare - 0.4%
Denver Health & Hospital Authority, Series 2018 (a)	5.000%	12/01/30	$350,000	$430,833
Denver Health & Hospital Authority, Series 2018 (a)	5.000%	12/01/31	350,000	429,929
Denver Health & Hospital Authority, Series 2018 (a)	5.000%	12/01/32	225,000	275,726
Denver Health & Hospital Authority, Series 2018 (a)	5.000%	12/01/33	240,000	293,515
				1,430,003
Lease / Rent - 15.4%
Aspen Colorado COP, Series 2019 (a)	5.000%	12/01/44	2,070,000	2,585,120
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/40	3,765,000	4,333,553
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	9,255,000	10,431,125
Castle Pines North Metropolitan District Colorado COP, Series 2015 (a)	4.000%	12/01/44	750,000	770,483
City & County of Denver Colorado, Series 2018-A (a)	5.375%	06/01/43	7,000,000	8,287,650
City & County of Denver Colorado, NATL, Series 2005-A (a) (b)	5.250%	05/01/20	680,000	682,224
City of Aurora Colorado, Series 2017 (a)	5.000%	12/01/34	450,000	540,094
City of Aurora Colorado, Series 2017 (a)	5.000%	12/01/35	615,000	736,844
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	5.000%	03/15/36	1,750,000	2,192,820
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	4.000%	03/15/37	1,450,000	1,680,492
Colorado State COP Rural Colorado, Series 2018-A (a)	5.000%	12/15/37	1,000,000	1,226,190
County of Larimer Colorado, Series 2019 (a)	4.000%	12/01/33	3,400,000	4,036,378
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/33	275,000	360,239
Denver City & County School District No. 1 COP, Series 2018-B (a)	5.000%	12/01/36	3,980,000	4,108,116
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/38	2,580,000	3,298,478

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Lease / Rent - 15.4% (Continued)
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/39	$2,055,000	$2,623,125
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/40	1,800,000	2,292,930
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	2,361,196
Grand Junction Colorado COP, Series 2019 (a)	4.000%	12/01/35	550,000	635,877
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/34	125,000	145,676
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/35	390,000	452,735
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/36	810,000	937,267
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	968,176
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	214,952
Pueblo County School District No. 70, Series 2014	2.375%	01/15/21	270,000	270,229
State of Colorado Department of Transportation, Series 2017 (a)	5.000%	06/15/41	880,000	1,022,578
State of Colorado Department of Transportation, Series 2016	5.000%	06/15/41	1,005,000	1,007,744
Town of Firestone Colorado, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,508,170
Winter Park Colorado COP, Series 2019 (a)	4.000%	12/01/28	360,000	421,880
				62,132,341
Local - 0.2%
South Suburban Park & Recreation District, Series 2019 (a)	5.000%	12/15/31	690,000	870,663

General Obligation - 18.8%
Local - 18.3%
Anthem West Metropolitan District, BAM, Series 2015 (a) (b)	5.000%	12/01/35	1,165,000	1,353,777

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Local - 18.3% (Continued)
Arapahoe County School District No. 2 Sheridan Colorado, Series 2013 (a)	3.500%	06/01/28	$600,000	$634,374
Arapahoe County School District No. 6 Littleton Colorado, Series 2019A (a)	5.500%	12/01/43	5,000,000	6,305,100
Beacon Point Metropolitan District, Series 2015 (a)	5.000%	12/01/30	1,000,000	1,173,170
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)	5.000%	12/01/32	360,000	434,517
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)	5.000%	12/01/37	545,000	648,457
Bradburn Metropolitan District No. 2, Series 2018-A (a)	4.000%	12/01/28	500,000	464,895
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	577,902
Bromley Park Metropolitan District No. 2, Series 2018-B (a)	6.375%	12/15/47	1,000,000	914,940
Bromley Park Metropolitan District No. 2, BAM, Series 2018-A (a) (b)	4.000%	12/01/47	2,500,000	2,782,575
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.500%	12/01/29	750,000	809,468
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	1,600,000	1,711,712
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,000,000	1,073,630
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	2,875,000	3,064,347
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	5,750,000	5,814,803
Copperleaf Metropolitan District No. 2, Series 2015 (a)	5.750%	12/01/45	3,000,000	3,015,450
Cornerstar Metropolitan District, Series A (a)	5.125%	12/01/37	1,000,000	973,310
Cottonwood Highlands Metropolitan District No. 1, Series 2019-A (a)	5.000%	12/01/49	900,000	841,950
Cross Creek Metropolitan District No. 2, AGM, Series 2018 (a) (b)	5.000%	12/01/34	2,480,000	3,073,613

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Local - 18.3% (Continued)
Douglas County Colorado School District, Series 2009	5.250%	12/15/21	$120,000	$128,460
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)	4.000%	12/01/32	500,000	589,130
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)	4.000%	12/01/33	550,000	646,035
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)	4.000%	12/01/34	550,000	643,599
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)	4.000%	12/01/35	500,000	582,805
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)	4.000%	12/01/36	700,000	809,984
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)	4.000%	12/01/37	750,000	860,925
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)	4.000%	12/01/38	500,000	572,095
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)	4.000%	12/01/39	600,000	685,482
Eagle Shadow Metropolitan District No. 1, Series 2013-A (a)	5.000%	11/15/32	500,000	526,325
Eaton Area Park & Recreation District, Series 2015 (a)	5.500%	12/01/30	470,000	482,713
Fossil Ridge Metropolitan District No. 3, Series 2016 (a)	5.000%	12/01/36	2,000,000	2,028,580
Fossil Ridge Metropolitan District No. 3, Series 2014 (a)	5.000%	12/01/44	1,000,000	1,011,380
Grand River Hospital District, AGM, Series 2018 (a) (b)	5.250%	12/01/32	1,000,000	1,260,460
Grand River Hospital District, AGM, Series 2018 (a) (b)	5.250%	12/01/33	1,000,000	1,257,020
High Plains Metropolitan District, NATL, Series 2017 (a) (b)	5.000%	12/01/35	500,000	592,895
Sand Creek County Metropolitan District, Series 2017 (a)	4.000%	12/01/35	380,000	433,234
SBC Metropolitan District, AGM, Series 2016 (a) (b)	5.000%	12/01/34	205,000	245,900

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Local - 18.3% (Continued)
Serenity Ridge Metropolitan District No. 2, Series 2018-A (a)	5.125%	12/01/43	$725,000	$680,093
Sierra Ridge Metropolitan District No. 2, Series 2016-A (a)	5.500%	12/01/46	4,500,000	4,435,740
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/36	475,000	552,088
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/37	425,000	492,001
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/38	575,000	663,533
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/39	565,000	651,055
Sterling Hills West Metropolitan District, Series 2017 (a)	5.000%	12/01/39	750,000	852,892
Tallyns Reach Metropolitan District No. 3, Series 2012 (a)	4.000%	12/01/21	820,000	853,415
Tallyns Reach Metropolitan District No. 3, Series 2016-A (a)	6.750%	11/01/38	1,697,000	1,625,268
Tallyns Reach Metropolitan District No. 3, Series 2013 (a)	5.125%	11/01/38	1,035,000	1,035,435
Thornton Development Authority, Series 2015 (a)	5.000%	12/01/24	440,000	507,571
Thornton Development Authority, Series 2015 (a)	5.000%	12/01/25	325,000	376,815
Thornton Development Authority, Series 2015 (a)	5.000%	12/01/26	530,000	614,238
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.362%	11/01/23	770,000	786,047
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	442,766
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/27	485,000	580,419
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/28	750,000	894,960
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/31	1,250,000	1,477,862

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Local - 18.3% (Continued)
Weld County Colorado School District No. 2, Series 2019 (a)	5.000%	12/01/44	$1,030,000	$1,292,454
Weld County Colorado School District No. 6, Series 2020 (a)	5.000%	12/01/44	3,835,000	4,812,196
Wheatlands Metropolitan District, BAM, Series 2015 (a) (b)	5.000%	12/01/30	1,000,000	1,174,940
				73,826,800
State - 0.5%
Commonwealth of Puerto Rico, AGM, Series 2001-A (a) (b)	5.250%	07/01/20	1,800,000	1,808,946
Commonwealth of Puerto Rico, AGM, Series 2011-A (a) (b)	5.250%	07/01/24	100,000	102,841
				1,911,787
Local Authority - 5.4%
Housing - 1.4%
Colorado Health Facilities Authority, Series 2015 (a)	4.000%	01/15/45	2,155,000	2,265,207
Colorado Housing & Finance Authority, Series 2018-A-1	2.500%	04/01/20	845,000	845,000
Colorado Housing & Finance Authority, Series 2018-D	2.900%	11/01/20	450,000	451,998
Colorado Housing & Finance Authority, Series 2018-A-1 (a)	2.800%	10/01/21	550,000	554,521
Colorado State Housing and Finance Authority, Series 2020-C-1	1.878%	05/01/23	295,000	295,050
Colorado State Housing and Finance Authority, Series 2020-C-1	1.928%	11/01/23	340,000	339,755
Colorado State Housing and Finance Authority, Series 2020-C-1	2.025%	05/01/24	150,000	150,215
Colorado State Housing and Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	250,520
Colorado State Housing and Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	501,870
				5,654,136

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Lease / Rent - 0.6%
Aspen Public Facilities Authority, AGM, Series 2007-A	5.880%	09/01/32	$270,000	$271,007
Boulder Colorado COP, Series 2019	2.250%	11/01/24	500,000	514,105
Denver City & County School District No. 1 COP, Series 2013-B (a)	2.798%	12/15/22	1,500,000	1,540,995
				2,326,107
Local - 0.1%
Garfield County School District No. RE2, Series 2012-B (a)	3.050%	12/01/26	500,000	516,705

Public Services - 0.4%
City & County of Denver Colorado, Series 2018-A-1	3.293%	08/01/24	1,500,000	1,625,040

Recreation - 0.6%
Hyland Hills Park & Recreation District, Series 2016-B (a)	2.000%	12/15/20	150,000	150,760
Hyland Hills Park & Recreation District, Series 2016-B (a)	2.150%	12/15/21	135,000	136,372
Park Creek Metropolitan District, Series 2017-B (a)	2.850%	12/01/21	500,000	510,135
Park Creek Metropolitan District, Series 2017-B (a)	3.150%	12/01/23	405,000	423,687
Park Creek Metropolitan District, Series 2017-B (a)	3.300%	12/01/24	425,000	449,811
Park Creek Metropolitan District, Series 2017-B (a)	3.450%	12/01/25	500,000	532,635
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	321,252
				2,524,652
Tax - 1.2%
Grand Junction Colorado General Fund Revenue Bonds, Series 2020-A	1.826%	03/01/25	620,000	626,963
Grand Junction Colorado General Fund Revenue Bonds, Series 2020-B	4.000%	03/01/49	1,235,000	1,407,110

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Tax - 1.2% (Continued)
Park Creek Metropolitan District, Series 2018-B	3.550%	12/01/22	$665,000	$697,326
Park Creek Metropolitan District, Series 2018-B	3.650%	12/01/23	805,000	856,045
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	475,235
Todd Creek Village Metropolitan District Colorado Water Activity Enterprise Revenue, Series 2018-B (a)	5.875%	12/01/38	930,000	932,027
				4,994,706
Utilities - 1.1%
City of Colorado Springs Colorado Utilities System Revenue, Series B-2 (a)	4.949%	11/15/24	4,000,000	4,353,640

Prerefunded - 1.7%
Healthcare - 1.7%
Colorado Health Facilities Authority, Series 2016 (a) (c)	4.000%	05/15/29	1,695,000	1,953,640
Colorado Health Facilities Authority, Series 2017 (a) (c)	5.000%	06/01/31	1,250,000	1,562,462
Colorado Health Facilities Authority, Series 2017 (a) (c)	5.000%	06/01/32	1,750,000	2,187,448
Colorado Health Facilities Authority, Series 2013-A (c)	5.250%	01/01/45	1,010,000	1,111,253
				6,814,803
Revenue - 53.6%
Education - 4.3%
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/33	1,125,000	1,270,102
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	2,127,964
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,141,603
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/36	1,500,000	1,756,740

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Education - 4.3% (Continued)
Colorado School of Mines, Series 2018-A (1MO LIBOR + 50) (a) (d)	1.585%	02/01/23	$4,850,000	$4,781,227
Colorado School of Mines, Series 2017-C	4.000%	12/01/37	225,000	255,362
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A	5.000%	11/01/26	105,000	128,645
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A (a)	4.000%	11/01/41	825,000	922,408
Metropolitan State University of Denver, Series 2016 (a)	4.000%	12/01/28	715,000	808,922
University of Colorado Enterprise, Series 2017-A-1 (a)	4.000%	06/01/32	300,000	343,311
University of Colorado Enterprise, Series 2017-A-2 (a)	4.000%	06/01/43	1,750,000	1,978,672
				17,514,956
Healthcare - 7.3%
Aspen Valley Hospital District, Series 2012	5.000%	10/15/30	1,650,000	1,761,755
Colorado Health Facilities Authority, Series 2016 (a)	4.000%	01/01/21	255,000	253,154
Colorado Health Facilities Authority, Series 2017 (a)	4.000%	09/01/21	255,000	264,320
Colorado Health Facilities Authority, Series 2013 (a)	5.000%	06/01/22	750,000	809,850
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/23	370,000	406,789
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/24	575,000	648,497
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	12/01/24	1,000,000	1,081,440
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/25	790,000	912,505
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/26	540,000	637,346

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Healthcare - 7.3% (Continued)
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/28	$535,000	$642,492
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	508,984
Colorado Health Facilities Authority, Series B (a)	5.000%	09/01/29	1,000,000	1,162,750
Colorado Health Facilities Authority, Series C (a)	5.000%	12/01/29	1,010,000	1,204,344
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	576,120
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	848,202
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/31	1,155,000	1,371,724
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/32	1,650,000	1,956,685
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	10/01/32	500,000	532,830
Colorado Health Facilities Authority, Series 2017-A (a)	4.000%	05/15/35	350,000	384,713
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	232,602
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/39	1,200,000	1,362,828
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/40	925,000	1,049,089
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	1,000,000	1,131,680
Colorado Health Facilities Authority, Series 2018 (a) (d)	2.800%	05/15/42	2,925,000	2,992,070
Colorado Health Facilities Authority, Series 2019-A (a)	3.000%	11/15/46	985,000	990,250
Denver Health & Hospital Authority, Series A (a)	5.000%	12/01/39	1,500,000	1,632,465
University of Colorado Hospital Authority, Series 2012-A (a)	5.000%	11/15/36	2,470,000	2,674,887

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Healthcare - 7.3% (Continued)
University of Colorado Hospital Authority, Series 2012-A (a)	4.000%	11/15/42	$1,250,000	$1,299,587
				29,329,958
Industrial Development - 0.2%
Colorado Health Facilities Authority, Series A (a)	5.000%	02/01/22	200,000	204,980
Colorado Health Facilities Authority, Series A (a)	5.000%	02/01/23	520,000	538,834
				743,814
Lease / Rent - 1.5%
Regional Transportation District, Series 2014-A (a)	4.375%	06/01/39	4,000,000	4,291,280
Regional Transportation District, Series 2014-A (a)	4.500%	06/01/44	1,555,000	1,670,428
				5,961,708
Other - 4.7%
Colorado Educational & Cultural Facilities Authority, Series 2016	4.000%	07/01/20	175,000	176,202
Colorado Educational & Cultural Facilities Authority, Series 2012	4.000%	04/01/22	95,000	95,915
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/24	435,000	480,940
Colorado Educational & Cultural Facilities Authority, Series 2016, 144A (a) (e)	3.750%	07/01/26	1,000,000	966,900
Colorado Educational & Cultural Facilities Authority, Series A, 144A (a) (e)	4.125%	07/01/26	595,000	584,522
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/15/29	2,600,000	3,005,418
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	08/15/30	750,000	830,430
Colorado Educational & Cultural Facilities Authority, Series 2015 (a)	5.000%	11/01/30	500,000	562,795
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,096,440
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,663,185

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Other - 4.7% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	$715,000	$818,768
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,481,049
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,774,593
Colorado Educational & Cultural Facilities Authority, Series 2016, 144A (a) (e)	5.000%	07/01/36	1,000,000	1,105,990
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	968,570
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,279,240
Colorado Educational & Cultural Facilities Authority, Series 2016, 144A (a) (e)	5.000%	09/01/36	1,000,000	959,920
Colorado Educational & Cultural Facilities Authority, Series B (a)	5.625%	01/15/44	460,000	480,042
Colorado Educational & Cultural Facilities Authority, Series 2016, 144A (a) (e)	5.000%	09/01/46	500,000	456,295
				18,787,214
Public Services - 12.2%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	570,000	532,694
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/35	2,800,000	1,699,488
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/36	2,550,000	1,475,711
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/37	3,910,000	2,157,694
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/41	2,780,000	3,277,870
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/48	14,000,000	16,307,900
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/26	730,000	857,275
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	725,543

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Public Services - 12.2% (Continued)
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	$300,000	$343,932
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	457,432
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/41	1,500,000	1,701,720
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/45	550,000	619,933
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/46	4,930,000	5,545,757
Plaza Metropolitan District No. 1, Series 2013, 144A (a) (e)	5.000%	12/01/22	1,500,000	1,535,175
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017	5.000%	12/01/42	1,905,000	2,276,646
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)	5.000%	12/01/47	8,150,000	9,663,863
				49,178,633
Recreation - 1.3%
Denver Colorado City and County Refunding and Improvement, Series 2016-A (a)	5.000%	08/01/44	1,820,000	2,130,583
Denver Convention Center Hotel Authority, Series 2016 (a)	5.000%	12/01/31	1,500,000	1,529,475
Denver Convention Center Hotel Authority, Series 2016 (a)	5.000%	12/01/32	500,000	508,595
Denver Convention Center Hotel Authority, Series 2016 (a)	5.000%	12/01/33	500,000	507,800
Hyland Hills Park & Recreation District, Series 2016-A (a)	2.000%	12/15/21	250,000	253,740
Hyland Hills Park & Recreation District, Series 2016-A (a)	2.000%	12/15/22	300,000	305,805
Hyland Hills Park & Recreation District, Series 2016-A (a)	3.000%	12/15/23	200,000	212,316
				5,448,314

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Tax - 4.4%
City of Commerce Colorado, AGM, Series 2014 (a) (b)	5.000%	08/01/28	$600,000	$687,078
City of Commerce Colorado, AGM, Series 2015 (a) (b)	5.000%	08/01/36	1,945,000	2,255,539
City of Commerce Colorado, AGM, Series 2014 (a) (b)	4.250%	08/01/40	1,155,000	1,248,416
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a) (b)	5.000%	12/01/33	490,000	584,031
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a) (b)	5.000%	12/01/34	525,000	624,661
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/23	190,000	208,358
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)	5.250%	12/01/39	4,000,000	3,756,960
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)	5.250%	12/01/39	3,000,000	2,817,720
Grand Junction Colorado General Fund Revenue Bonds, Series 2020-A (a)	1.674%	03/01/21	2,100,000	2,108,253
Grand Junction Colorado General Fund Revenue Bonds, Series 2020-B (a)	4.000%	03/01/45	1,500,000	1,720,260
Roaring Fork County Transportation Authority Sales & Use Tax, Series 2019 (a)	5.000%	12/01/39	100,000	126,506
Thornton Development Authority, Series 2015-B (a)	5.000%	12/01/30	500,000	576,055
Thornton Development Authority, Series 2015-B (a)	5.000%	12/01/31	1,000,000	1,150,650
				17,864,487
Transportation - 7.5%
Auraria Higher Education Center, AGM, Series 2015 (a) (b)	4.000%	04/01/29	3,500,000	3,853,710

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Transportation - 7.5% (Continued)
Colorado High Performance Transportation Enterprise, Series 2017 (a)	5.000%	12/31/47	$1,600,000	$1,629,632
Colorado High Performance Transportation Enterprise, Series 2017 (a)	5.000%	12/31/56	4,500,000	4,562,235
Denver Colorado City and County Airport, Series 2017-B (a)	5.000%	11/15/33	900,000	1,057,815
E-470 Public Highway Authority, Series 2017-B (1MO LIBOR + 105) (a) (d)	2.166%	09/01/39	1,000,000	1,004,880
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a) (b)	5.000%	12/01/31	1,155,000	1,337,143
Regional Transportation District, Series 2010 (a)	6.000%	01/15/26	800,000	804,688
Regional Transportation District, Series 2010 (a)	6.000%	01/15/34	4,000,000	4,023,880
Regional Transportation District, Series 2010 (a)	6.000%	01/15/41	11,830,000	11,900,625
				30,174,608
Utilities - 10.2%
Arapahoe County Water & Wastewater Public Improvement District, Series 2019	5.000%	12/01/23	125,000	142,020
Arapahoe County Water & Wastewater Public Improvement District, Series 2019 (a)	4.000%	12/01/37	2,000,000	2,372,020
Arapahoe County Water & Wastewater Public Improvement District, Series 2019 (a)	4.000%	12/01/39	2,500,000	2,950,900
Centennial Water & Sanitation District, Series 2019 (a)	5.250%	12/01/48	8,750,000	10,878,963
City of Colorado Springs Colorado Utilities System Revenue, Series 2007-A (a)	1.250%	11/01/37	10,285,000	10,285,000
City of Colorado Springs Colorado Utilities System Revenue, Series A-2 (a)	5.000%	11/15/47	5,000,000	6,059,950

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 10.2% (Continued)
Denver City & County Colorado Board of Water Commissioners Water Revenue, Series A (a)	5.000%	09/15/47	$1,000,000	$1,216,350
East Cherry Creek Valley Colorado Water and Sanitation District Arapahoe County, Series 2019-A (a)	4.000%	11/15/36	350,000	406,462
East Cherry Creek Valley Colorado Water and Sanitation District Arapahoe County, Series 2019-A (a)	4.000%	11/15/38	1,000,000	1,153,040
East Cherry Creek Valley Colorado Water and Sanitation District Arapahoe County, Series 2019-A (a)	4.000%	11/15/40	1,000,000	1,149,090
Fort Lumpton Colorado Water System Revenue, AGM, Series 2017 (a)	5.000%	12/01/36	800,000	976,896
Parker Colorado Water & Sanitation District Board, Series 2018 (a)	5.000%	11/01/42	1,645,000	2,005,222
Puerto Rico Electric Power Authority, AGM, Series UU (3MO LIBOR + 52) (d)	1.799%	07/01/29	400,000	344,000

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.5% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 10.2% (Continued)
Todd Creek Village Metropolitan District Colorado Water Activity Enterprise Revenue, Series 2018-A (a)	5.000%	12/01/28	$1,200,000	$1,400,748
				41,340,661

Investments at Value - 95.5% (Cost $380,201,989)				$385,325,736

Other Assets in Excess of Liabilities - 4.5%				18,221,659

Net Assets - 100.0%				$403,547,395

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statements of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(c)	This security is prerefunded in advance of the next call date.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e)

Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $5,608,802 as of March 31, 2020, representing 1.4% of net assets.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDS

STATEMENT OF INVESTMENTS

March 31, 2020

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A/S	Andonim Sirketi, Joint Stock Company in Turkey.
BAM	Build America Mutual.
BV	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
COP	Certificate of Participation.
CV	Convertible Security.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NA	National Association.
NATL	National Public Finance Guarantee Corp.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL	Public Company Limited.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

CURRENCY ABBREVIATIONS

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

LIBOR Rates as of March 31, 2020:

1MO LIBOR 0.99%

3MO LIBOR 1.45%

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

March 31, 2020 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Segall Bryant & Hamill Micro Cap Fund, Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Value Dividend Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill Mid Cap Value Dividend Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global Large Cap Fund, Segall Bryant & Hamill Workplace Equality Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class shares. All of the Funds also offer Institutional Class shares except Segall Bryant & Hamill Micro Cap Fund. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

At a meeting of the Trust’s Board of Trustees held on February 18-19, 2020, the Trustees, in consultation with the Funds’ investment adviser, determined that it was in the best interest of the Segall Bryant & Hamill Micro Cap Fund and their shareholders to discontinue the Fund’s operations and to liquidate and close the Fund. Shares of the Fund are no longer available for purchase. All outstanding shares of the Fund will be redeemed on or before April 8, 2020. As of March 31, 2020, the Segall Bryant & Hamill Micro Cap Fund held no investments, so no Statement of Investments is included herein. The net assets of the Fund at March 31, 2020 totaled $1,173,112.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated price formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2020, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund and Segall Bryant & Hamill Global Large Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Country Risk – As of March 31, 2020, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China; the Segall Bryant & Hamill International Small Cap Fund invested a significant percentage of its assets in Japan; and the Segall Bryant & Hamill Fundamental International Small Cap Fund invested a significant percentage of its assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted Quoted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2020 in valuing the Funds’ assets:

Segall Bryant & Hamill Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$108,318,872	$-	$-	$108,318,872
Total	$108,318,872	$-	$-	$108,318,872

Segall Bryant & Hamill Small Cap Value Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$45,921,139	$-	$-	$45,921,139
Total	$45,921,139	$-	$-	$45,921,139

Segall Bryant & Hamill Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$53,805,229	$-	$-	$53,805,229
Total	$53,805,229	$-	$-	$53,805,229

Segall Bryant & Hamill Small Cap Core Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$28,625,106	$-	$-	$28,625,106
Total	$28,625,106	$-	$-	$28,625,106

Segall Bryant & Hamill Mid Cap Value Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$49,381,563	$-	$-	$49,381,563
Total	$49,381,563	$-	$-	$49,381,563

Segall Bryant & Hamill All Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$95,570,899	$-	$-	$95,570,899
Total	$95,570,899	$-	$-	$95,570,899

Segall Bryant & Hamill Emerging Markets Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$5,455,058	$18,782,646	$0	*	$24,237,704
Preferred Stocks	322,532	501,056	-		823,588
Total	$5,777,590	$19,283,702	$0		$25,061,292

Segall Bryant & Hamill International Small Cap Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$2,841,918	$176,217,375	$225,584	*	$179,284,877
Preferred Stocks	213,949	1,347,315	-		1,561,264
Total	$3,055,867	$177,564,690	$225,584		$180,846,141

Segall Bryant & Hamill Fundamental International Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$6,270,863	$17,163,421	$645,695	$24,079,979
Total	$6,270,863	$17,163,421	$645,695	$24,079,979

Other Financial Instruments**
Forward Foreign Currency Contracts, Unrealized Gain	$-	$469,508	$-	$469,508
Forward Foreign Currency Contracts, Unrealized Loss	-	(516,318)	-	(516,318)
	$-	$(46,810)	$-	$(46,810)

Segall Bryant & Hamill Global Large Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$20,328,236	$12,566,460	$-	$32,894,696
Total	$20,328,236	$12,566,460	$-	$32,894,696

Segall Bryant & Hamill Workplace Equality Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$13,561,946	$-	$-	$13,561,946
Total	$13,561,946	$-	$-	$13,561,946

Segall Bryant & Hamill Short Term Plus Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$7,170,278	$-	$7,170,278
Municipal Bonds	-	20,433	-	20,433
Asset Backed Securities	-	83,696	-	83,696
U.S. Treasury Bonds & Notes	-	369,699	-	369,699
Total	$-	$7,644,106	$-	$7,644,106

Segall Bryant & Hamill Plus Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$408,029,144	$-	$408,029,144
Municipal Bonds	-	95,207,343	-	95,207,343
Asset Backed Securities	-	38,513,095	-	38,513,095
Mortgage-Backed Passthrough Securities	-	284,906,495	-	284,906,495
Residential Mortgage-Backed Securities	-	6,910,526	-	6,910,526
U.S. Treasury Bonds & Notes	-	135,055,840	-	135,055,840
Total	$-	$968,622,443	$-	$968,622,443

Segall Bryant & Hamill Quality High Yield Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$49,720,077	$-	$49,720,077
Asset Backed Securities	-	703,275	-	703,275
Total	$-	$50,423,352	$-	$50,423,352

Segall Bryant & Hamill Municipal Opportunities Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$77,570,564	$-	$77,570,564
Corporate Bonds	-	2,240,629	-	2,240,629
Total	$-	$79,811,193	$-	$79,811,193

Segall Bryant & Hamill Colorado Tax Free Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$385,325,736	$-	$385,325,736
Total	$-	$385,325,736	$-	$385,325,736

*	Includes securities that have been fair valued at $0.
**	Other financial instruments are derivative instruments not reflected in the Statements of Investments. These forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 instruments of the Funds for which significant unobservable inputs were used to determind fair value for the period ended March 31, 2020:

Segall Bryant & Hamill Emerging Markets Fund

Asset Type	Balance as of December 31, 2019	Net Purchases	Net Sales	Paydowns	Realized Gains	Change in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of March 31, 2020
Common Stocks	$0	$-	$-	$-	$-	$-	$-	$-	$0

Segall Bryant & Hamill International Small Cap Fund

Asset Type	Balance as of December 31, 2019	Net Purchases	Net Sales	Paydowns	Realized Gains	Change in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of March 31, 2020
Common Stocks	$92,120	$-	$-	$-	$-	$(25,204)	$158,668	$-	$225,584

Segall Bryant & Hamill Fundamental International Small Cap Fund

Asset Type	Balance as of December 31, 2019	Net Purchases	Net Sales	Paydowns	Realized Gains	Change in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of March 31, 2020
Common Stocks	$-	$-	$-	$-	$-	$-	$645,695	$-	$645,695

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020:

	Fair Value as of March 31, 2020	Valuation Technique	Unobservable Input (1)	Value	Impact to Valuation from an Increase in Input (2)
Segall Bryant & Hamill International Small Cap Fund	$225,584	Adjusted trade price	Discount factor	0% - 26.75%	Decrease
Segall Bryant & Hamill Fundamental International Small Cap Fund	$645,695	Adjusted trade price	Discount factor	0.00%	Decrease

(1)	The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Segall Bryant & Hamill, LLC (the “Adviser”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above. In these instances, the co-administrators will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. The Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, the Adviser receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. The Adviser uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee of the Board of Trustees which meets at least quarterly. The Audit Committee of the Board of Trustees then will provide a recommendation to the Board of Trustees for approval of the fair value measurements.